UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2021

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X Internet of Things ETF (ticker: SNSR)
Global X FinTech ETF (ticker: FINX)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Cybersecurity ETF (ticker: BUG)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Millennial Consumer ETF (ticker: MILN)
Global X Education ETF (ticker: EDUT)
Global X Cannabis ETF (ticker: POTX)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X CleanTech ETF (ticker: CTEC)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Thematic Growth ETF (ticker: GXTG)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Clean Water ETF (ticker: AQWA)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)

Annual Report
November 30, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	55
Global X Internet of Things ETF	59
Global X FinTech ETF	64
Global X Video Games & Esports ETF	69
Global X Autonomous & Electric Vehicles ETF	73
Global X Cloud Computing ETF	80
Global X Data Center REITs & Digital Infrastructure ETF	84
Global X Cybersecurity ETF	87
Global X Artificial Intelligence & Technology ETF	90
Global X Millennial Consumer ETF	97
Global X Education ETF	102
Global X Cannabis ETF	106
Global X Genomics & Biotechnology ETF	110
Global X China Biotech Innovation ETF	114
Global X Telemedicine & Digital Health ETF	117
Global X Aging Population ETF	121
Global X Health & Wellness ETF	127
Global X CleanTech ETF	132
Global X U.S. Infrastructure Development ETF	136
Global X Thematic Growth ETF	141
Global X AgTech & Food Innovation ETF	144
Global X Blockchain ETF	148
Global X Clean Water ETF	152
Global X Hydrogen ETF	156
Global X Solar ETF	159
Global X Wind Energy ETF	164
Statements of Assets and Liabilities	168
Statements of Operations	175
Statements of Changes in Net Assets	182
Financial Highlights	196
Notes to Financial Statements	208
Report of Independent Registered Public Accounting Firm	239
Disclosure of Fund Expenses	242
Approval of Investment Advisory Agreement	246
Supplemental Information	254
Trustees and Officers of the Trust	255
Notice to Shareholders	258

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF
The Global X Robotics & Artificial Intelligence ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index seeks to invest in companies that potentially stand to benefit from increased adoption and utilization of robotics and artificial intelligence (“AI”), as defined by Indxx, the provider of the Underlying Index. The Underlying Index includes companies involved in industrial robotics and automation, non-industrial robots, and/or autonomous vehicles.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 14.23%, while the Underlying Index increased 15.08%. The Fund had a net asset value of $31.78 per share on November 30, 2020 and ended the reporting period with a net asset value of $36.24 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nvidia Corporation and Ats Automation Tooling Systems, which returned 144.07% and 122.05%, respectively. The worst performers included AI Inside, Inc. and Neural Pocket, Inc., which returned -92.00% and -74.13%, respectively.
Over the reporting period, robotics and AI companies showed ongoing growth generating positive performance for the Fund. As much of the workforce was no longer able to work in-person due to the COVID-19 pandemic, robots were utilized in spaces such as warehouses and medicine where automation was deemed necessary. The COVID-19 pandemic saw hospitals and clinics deploying robots for prepping patient rooms, limiting human contact, and using AI software to sort patient records. Factory automation was a driving force for adoption of AI over the reporting period, prompting companies to invest in new plants—specifically in China. Another area where both robotics and AI saw expansion was within the autonomous vehicle (“AV”) industry, with a primary focus on self-driving trucking technology and potential AV fleets. The Fund’s Japanese exposure detracted from performance as the effects of the COVID-19 pandemic dampened corporate performance. Over the reporting period, the Fund saw an average approximate sector allocation of 44% to Industrials, 37% to Information Technology, and 4% to Financials. It was predominately exposed to the United States (41%), followed by Japan (39%), and Switzerland (12%).

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	14.23%	14.57%	23.65%	23.55%	20.17%	19.86%	19.31%	19.28%
Indxx Global Robotics & Artificial Intelligence Thematic Index	15.08%	15.08%	24.22%	24.22%	20.59%	20.59%	19.70%	19.70%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	13.99%	13.99%	13.34%	13.34%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

Global X Internet of Things ETF
The Global X Internet of Things ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index seeks to invest in companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 26.24%, while the Underlying Index increased 26.75%. The Fund had a net asset value of $29.95 per share on November 30, 2020 and ended the reporting period with a net asset value of $37.68 per share on November 30, 2021.
During the reporting period, the highest returns came from eMemory Technology, Inc. and Nordic Semiconductor ASA, which returned 287.06% and 132.50%, respectively. The worst performers were Vivint Smart Home, Inc. Class A and Kyndryl Holdings Incorporation, which returned -52.16% and -44.56%, respectively.
The Fund generated strong returns over the reporting period even as manufacturers of IoT devices faced a global semiconductor shortage. This ongoing supply crunch reduced availability of components and rendered manufacturers unable to meet full demand for devices. Growing demand for IoT devices related to cloud computing, video games, autonomous and electric vehicles, infrastructure, and fitness wearables kept investors interested even with short term headwinds. Additionally, passage of the Infrastructure Investment and Jobs Act in the United States, which authorized billions of dollars in funding for 5G expansion, likely contributed to positive sentiments toward the IoT industry. Adoption of low latency and high capacity 5G networks could accommodate the expected surge in internet-enabled devices. Over the reporting period, average approximate sector weightings of the Fund were reported to be the highest in Information Technology, at 63%, followed by Industrials, at 24%. The Fund maintained an average allocation of 57% to the United States stocks, followed by Switzerland (16%) and Taiwan (10%).

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	26.24%	26.63%	29.02%	29.20%	20.42%	20.33%	20.22%	20.27%
Indxx Global Internet of Things Thematic Index	26.75%	26.75%	29.43%	29.43%	20.82%	20.82%	20.61%	20.61%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	13.99%	13.99%	13.34%	13.34%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

Global X FinTech ETF
The Global X FinTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Fintech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index seeks to invest in companies on the leading edge of the emerging financial technology sector, which encompasses a range of innovations helping to transform established industries – such as insurance, investing, fundraising, and third-party lending – through unique mobile and digital solutions.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 6.48%, while the Underlying Index increased 7.11%. The Fund had a net asset value of $42.75 per share on November 30, 2020 and ended the reporting period with a net asset value of $45.52 per share on November 30, 2021.
During the reporting period, the highest returns derived from LendingClub Corp and Hut 8 Mining Corp, which returned 310.02% and 180.43%, respectively. The worst performers included StoneCo Ltd. Class A and Makuake, Inc., which returned -78.69% and -57.08%, respectively.
The Fund experienced modest returns over the reporting period. Innovations, such as “buy now pay later”, an alternative to traditional forms of credit gaining popularity in the e-commerce industry, positively contributed to growth in the financial technology (“Fintech”) industry. However, Fintech firms faced some obstacles, especially in the cryptocurrency space, as governments imposed regulations on digital transactions. Companies were impacted by increasing regulations over technology platforms in China and in the United States. During the reporting period, the Fund saw large average sector exposures to Information Technology (85%) and Financials (13%). Geographically, it maintained an allocation of 59% to stocks in the United States, followed by Australia (5%), Brazil (2%), the Netherlands (7%), and New Zealand (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	6.48%	6.81%	22.93%	23.04%	25.08%	25.10%	23.66%	23.72%
Indxx Global Fintech Thematic Index	7.11%	7.11%	23.68%	23.68%	25.88%	25.88%	24.41%	24.41%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	13.99%	13.99%	13.34%	13.34%

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

Global X Video Games & Esports ETF
The Global X Video Games & Esports ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware. To be eligible for the Underlying Index, a company must be considered by Solactive AG, the provider of the Underlying Index (the “Index Provider”), to be a Video Games & Esports Company. A company is considered to be a Video Games & Esports Company by the Index Provider if the company generates at least 50% of its revenues from video games and esports activities.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 4.09%, while the Underlying Index increased 4.71%. The Fund had a net asset value of $28.57 per share on November 30, 2020 and ended the reporting period with a net asset value of $29.52 per share on November 30, 2021.
During the reporting period, the highest returns came from Wemade Co., Ltd. and PearlAbyss Corp., which returned 809.41% and 196.19%, respectively. The worst performers were DouYu International Holdings Ltd. and HUYA, Inc. Sponsored ADR Class A which returned -79.03% and -58.39%, respectively.
Video game companies delivered slightly positive returns over the reporting period. Video Games & Esports Companies were adversely impacted by Chinese restrictions on video games. Video Games & Esports Companies also faced headwinds from the shift away from the stay-at-home economy. However, COVID-19 pandemic-driven stay-at-home orders helped accelerate an emerging theme of interactive video games and esports as consumers sought social interaction. Toward the end of the reporting period, many game manufacturers began opting to make the console obsolete and move towards a cloud-based system, which promoted optimism surrounding Video Games & Esports Companies. During the reporting period, the number of gamers and time spent playing and watching video games showed consistent growth. During the reporting period, the Fund saw an average approximate allocation of 90% to Communication Services and 10% to Information Technology. Geographically, the Fund had an average exposure of 29% to the United States, followed by 25% to Japan and 13% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Video Games & Esports ETF	4.09%	3.76%	38.73%	38.64%
Solactive Video Games & Esports Index	4.71%	4.71%	39.42%	39.42%
MSCI ACWI Index (Net)	19.27%	19.27%	17.86%	17.86%

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF
The Global X Autonomous & Electric Vehicles ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the price movements in shares of companies which are active in the electric vehicle (“EV”) and autonomous driving segments, as defined by Solactive AG, the provider of the Underlying Index. In particular, this includes electric vehicle manufacturers, electric vehicle component producers, companies that mine or produce raw materials that are relevant to the electric vehicle and autonomous vehicle technology segment, companies that build autonomous vehicles, and suppliers of autonomous vehicle technologies.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 40.22%, while the Underlying Index increased 40.97%. The Fund had a net asset value of $21.75 per share on November 30, 2020 and ended the reporting period with a net asset value of $30.41 per share on November 30, 2021.
During the reporting period, the highest returns came from Pilbara Minerals Limited and Nvidia Corporation, which returned 278.27% and 144.07%, respectively. The worst performers included CBAK Energy Technology, Inc. and Romeo Power, Inc., which returned -52.04% and -42.86%, respectively.
Global EV sales grew at a rapid rate over the reporting period, generating strong returns for the Fund. Much of the growth was attributed to a continued transition from fossil fuels to renewable energy and government support across major economies for the adoption of EVs through subsidies. With President Biden’s goal of EVs accounting for at least 50% of new vehicle sales in the United States by 2030, demand is expected to sustain in the coming years as EV sales in the United States more than doubled in 2021. An obstacle for EV manufacturers that caused volatility was rapidly increasing lithium prices – a key element in batteries used in EVs. During the reporting period, the Fund maintained an average approximate sector allocation of 36% to Consumer Discretionary, 30% to Information Technology, and 14% to Industrials. It had an average allocation of 61% to the United States, 8% to Japan, and 5% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Autonomous & Electric Vehicles ETF	40.22%	40.20%	33.95%	34.17%	23.07%	23.16%
Solactive Autonomous & Electric Vehicles Index	40.97%	40.97%	34.27%	34.27%	23.28%	23.28%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	12.18%	12.18%

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 13, 2018.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

Global X Cloud Computing ETF
The Global X Cloud Computing ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service (“SaaS”), Platform-as-a-Service (“PaaS”), Infrastructure-as-a-Service (“IaaS”), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Underlying Index (“Index Provider”).
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 9.83%, while the Underlying Index increased 10.53%. The Fund had a net asset value of $25.84 per share on November 30, 2020 and ended the reporting period with a net asset value of $28.38 per share on November 30, 2021.
During the reporting period, the highest returns derived from Zscaler, Inc. and Workiva Inc. Class A, which returned 122.77% and 85.98%, respectively. The worst performers included VNET Group, Inc. Sponsored ADR and Zoom Video Communications, Inc. Class A, which returned -65.7% and -55.81%, respectively.
Cloud computing companies realized moderate returns during the reporting period. The switch to a work-from-home economy forced companies to transition their software usage from on-premises to the cloud resulting from the COVID-19 pandemic. Cloud Computing Companies faced hindrances from initiating cloud migration and a lack of information technology (IT) knowledge during the reporting period due to the novelty of cloud computing. However, many businesses found advantages by adopting cloud or hybrid-cloud models. Customers increasingly opted for multi-cloud infrastructure solutions to diversify risk and align specific needs with the appropriate cloud provider. Even as the COVID-19 pandemic eased, cloud adoption remained strong. This mitigated the effects of the switch away from the stay-at-home economy during the reporting period. During the reporting period, the Fund saw an average approximate sector allocation of 84% to Information Technology, 6% to Communication Services, and 5% to Real Estate. The Fund had an average allocation of 88% to the United States, 4% to Canada, and 4% to New Zealand.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cloud Computing ETF	9.83%	9.85%	27.23%	27.51%
Indxx Global Cloud Computing Index	10.53%	10.53%	27.94%	27.94%
MSCI ACWI Index (Net)	19.27%	19.27%	15.36%	15.36%

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 12, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Global X Data Center REITs & Digital Infrastructure ETF
The Global X Data Center REITs & Digital Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware. Specifically, the Underlying Index will include securities issued by “Data Center REITs & Digital Infrastructure Companies” as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”).
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 20.17%, while the Underlying Index increased 20.22%. The Fund had a net asset value of $14.94 per share on November 30, 2020 and ended the reporting period with a net asset value of $17.83 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nvidia Corporation and PT Tower Bersama Infrastructure Tbk, which returned 144.07% and 112.10%, respectively. The worst performers included VNET Group, Inc. and GDS Holdings Ltd. Sponsored ADR Class A, which returned -65.70% and -37.75%, respectively.
The Fund generated positive returns due to a favorable environment for REITs as well as positive sentiment towards infrastructure legislature during the reporting period. Historically low bond yields drove income-seeking investors to explore REITs as a solution. Additionally, concerns over rising inflation renewed interest towards inflation hedging assets such as REITs. Furthermore, anticipation surrounding the recently passed Infrastructure Investment and Jobs Act (“IIJA”), a U.S. bill aimed at enhancing infrastructure, helped create investor interest in the data center and digital infrastructure industries. The IIJA seeks to invest billions in expanding broadband, with provisions that aim to improve data center and cellular tower capacity. During the reporting period, the Fund maintained the highest average approximate exposure of 66% to the Real Estate sector and 25% to the Information Technology sector.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Data Center REITs & Digital Infrastructure ETF	20.17%	19.37%	18.07%	18.07%
Solactive Data Center REITs & Digital Infrastructure Index	20.22%	20.22%	18.17%	18.17%
MSCI ACWI Index (Net)	19.27%	19.27%	26.39%	26.39%

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 27, 2020.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

Global X Cybersecurity ETF
The Global X Cybersecurity ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols designed to prevent intrusion and attacks to systems, networks, applications, computers, and mobile devices. To be eligible for the Underlying Index as a Cybersecurity Company, a company must generate at least 50% of its revenues from cybersecurity activities.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 39.68%, while the Underlying Index increased 40.29%. The Fund had a net asset value of $22.75 per share on November 30, 2020 and ended the reporting period with a net asset value of $31.75 per share on November 30, 2021.
During the reporting period, the highest returns derived from Fortinet, Inc. and Zscaler, Inc., which returned 169.50% and 122.77%, respectively. The worst performers were Intrusion Inc. and Telos Corporation, which returned -58.49% and -52.86%, respectively.
Increasing cybercrime opportunities due to greater digital adoption resulted in strong returns for the Fund through the reporting period. An increased prevalence of cyberattacks caused governments, businesses, and individuals to invest in cyber capabilities to shield themselves from potential future attacks. Growing cyberattacks and their potential implications on sectors and governments worldwide made cybersecurity tools indispensable for organizations to operate securely across multiple business functions. During the reporting period, the Fund maintained an average approximate sector allocation of (100%) to Information Technology. Geographically, during the reporting period, the Fund’s exposures derived mainly from the United States at 78% and Israel at 12%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cybersecurity ETF	39.68%	39.58%	42.31%	43.71%
Indxx Cybersecurity Index	40.29%	40.29%	42.37%	42.37%
MSCI ACWI Index (Net)	19.27%	19.27%	17.86%	17.86%

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Artificial Intelligence & Technology ETF

Global X Artificial Intelligence & Technology ETF
The Global X Artificial Intelligence & Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are positioned to benefit from the further development and implementation of artificial intelligence (“AI”) technology, as well as to companies that provide critical technology and services for the analysis of large and complex data sets (collectively, “Artificial Intelligence & Big Data Companies”).
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 22.60%, while the Underlying Index increased 23.20%. The Fund had a net asset value of $25.84 per share on November 30, 2020 and ended the reporting period with a net asset value of $31.58 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nvidia Corporation and BlackBerry Limited, which returned 144.07% and 140.20%, respectively. The worst performers included AI inside, Inc. and StoneCo Ltd. Class A, which returned -91.56% and -78.69%, respectively.
The AI industry produced positive returns over the reporting period by focusing on niche sectors such as machine learning and deep learning while continuing industry-wide penetration. In many ways, the COVID-19 pandemic accelerated AI adoption. Social distancing mandates necessitated remote work environments and disruptions in the supply chain encouraged reliance on software technology. Investors in Artificial Intelligence & Big Data Companies also reaped the benefits of the emergence of artificial intelligence in other sectors such as the metaverse, autonomous vehicles, and healthcare technology. During the reporting period, the Fund maintained an average approximate sector allocation of 63% to Information Technology, 16% to Communication Services, and 11% to Industrials. Geographically, the Fund maintained an average exposure of 66% to the United States, 10% to China, and 4% to South Korea.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Artificial Intelligence & Technology ETF	22.60%	23.00%	31.18%	31.55%	23.92%	24.19%
Indxx Artificial Intelligence & Big Data Index	23.20%	23.20%	31.68%	31.68%	24.35%	24.35%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	11.84%	11.84%

Management Discussion of Fund Performance (unaudited)
Global X Artificial Intelligence & Technology ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 11, 2018.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Millennial Consumer ETF

Global X Millennial Consumer ETF
The Global X Millennial Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of U.S. listed companies that provide exposure to the millennial generation, (“Millennial Companies”). The millennial generation refers to the demographic cohort in the United States with birth years ranging from 1980 to 2000.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 21.33%, while the Underlying Index increased 21.96%. The Fund had a net asset value of $35.23 per share on November 30, 2020 and ended the reporting period with a net asset value of $42.68 per share on November 30, 2021.
During the reporting period, the highest returns came from Avis Budget Group, Inc. and LendingClub Corp, which returned 680.75% and 310.02%, respectively. The worst performers were Chegg, Inc. and Vimeo, Inc., which returned -64.26% and -62.92%, respectively.
Companies directed towards millennial consumers generated positive returns over the reporting period. Millennials, currently the largest generation in the United States, are heading toward their prime spending years and they spend differently than past generations. Themes such as streaming services, retail, and social media emerged as frontrunners during the COVID-19 pandemic, pushing Fund performance higher. Millennials also broadly benefited from a strong consumer environment in the United States during the reporting period as a recent rise in jobs and wage growth fueled a robust economic recovery. To gain exposure to these segments, the Fund maintained an average approximate sector allocation of allocated on average approximately 40% to Consumer Discretionary, 30% to Communication Services, and 16% to Information Technology during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Millennial Consumer ETF	21.33%	21.36%	26.00%	25.97%	22.89%	22.85%	21.21%	21.11%
Indxx Millennials Thematic Index	21.96%	21.96%	26.67%	26.67%	23.50%	23.50%	21.77%	21.77%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.90%	17.90%	17.65%	17.65%

Management Discussion of Fund Performance (unaudited)
Global X Millennial Consumer ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 4, 2016.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Education ETF

Global X Education ETF
The Global X Education ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Education Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of companies listed in developed and emerging markets that provide products and services that facilitate education, including but not limited to companies involved in online learning and educational content/publishing, as well as early childhood education, higher education and professional education.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund decreased 44.30%, while the Underlying Index decreased 44.02%. The Fund had a net asset value of $17.14 per share on November 30, 2020 and ended the reporting period with a net asset value of $9.54 per share on November 30, 2021.
During the reporting period, the highest returns derived from Houghton Mifflin Harcourt Company and MegaStudyEdu Co. Ltd, which returned 416.94% and 86.21%, respectively. The worst performers included Gaotu Techedu Inc. Sponsored ADR Class A and 17 Education & Technology Group, Inc., which returned -95.85% and -92.66%, respectively.
Many of the benefits education stocks experienced in the initial stages of the COVID-19 pandemic faded as growth expectations of these companies slowed during the reporting period. In addition, Chinese education companies significantly hampered performance as new regulations limited their pursuit of profitability and banned certain products and services. Over the reporting period the average approximate sector weighting of the Fund were highest in consumer discretionary (60%), followed by Information Technology (20%) and Communication Services (19%). Geographically, the Fund maintained an average allocation of (50%) to United States stocks, followed by China (21%) and the United Kingdom (8%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Education ETF	-44.30%	-44.60%	-28.44%	-28.60%
Indxx Global Education Thematic Index	-44.02%	-44.02%	-28.05%	-28.05%
MSCI ACWI Index (Net)	19.27%	19.27%	25.27%	25.27%

Management Discussion of Fund Performance (unaudited)
Global X Education ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 10, 2020.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

Global X Cannabis ETF
The Global X Cannabis ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cannabis Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index provide exposure to exchange-listed companies that are active in the cannabis industry as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). In order to be eligible for inclusion in the Cannabis Index, a company is considered by the Index Provider to be a “Cannabis Company” if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry. These companies include those involved in the following areas of the cannabis industry: (i) the legal production, growth and distribution of marijuana, as well as extracts, derivative products or synthetic versions thereof; (ii) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (iii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iv) pharmaceutical applications of cannabis; (v) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (vi) products that may be used to consume cannabis.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund decreased 38.79%, while the Underlying Index decreased 39.98%. The Fund had a net asset value of $12.05 per share on November 30, 2020 and ended the reporting period with a net asset value of $7.22 per share on November 30, 2021.
During the reporting period, the highest returns came from Aphria Inc. and GW Pharmaceuticals PLC which returned 59.58% and 56.31%, respectively. The worst performers were Flora Growth Corp. and Charlottes Web Holdings Inc., which returned -88.20% and -75.11%, respectively.
Developing market dynamics and a lack of action toward legalizing cannabis at the Federal level in the United States resulted in a negative performance for the Fund over the reporting period. An opportunity for legal participants could come in the form of Federal legalization in the United States, which would grant relevant companies access to basic financing and tax advantages. After members of the Democratic party won control of the United States Congress and the Presidency, investor enthusiasm increased surrounding Cannabis Companies, as many anticipated potential initiatives to legalize recreational cannabis. However, a lack of notable action on this front ultimately discouraged investors and resulted in a prolonged selloff during the reporting period. During the reporting period, the Fund saw an average approximate sector allocation of 93% to Health care and 4% to Financials. Geographically, the fund maintained an average allocation of 78% to stocks in Canada, followed by the United States (16%) and Britain (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cannabis ETF	-38.79%	-38.33%	-40.51%	-40.87%
Cannabis Index	-39.98%	-39.98%	-43.65%	-43.65%
MSCI ACWI Index (Net)	19.27%	19.27%	17.59%	17.59%

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 17, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

Global X Genomics & Biotechnology ETF
The Global X Genomics & Biotechnology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks companies that are active in the field of genomics (“Genomics Companies”), as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). According to the Index Provider, Genomics Companies include those involved in the following business activities: gene editing, genomic sequencing, development and testing of genetic medicine or therapies, computational genomics and genetic diagnostics or biotechnology.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund decreased 1.77%, while the Underlying Index decreased 1.39%. The Fund had a net asset value of $21.01 per share on November 30, 2020 and ended the reporting period with a net asset value of $20.61 per share on November 30, 2021.
During the reporting period, the highest returns derived from Genscript Biotech Corporation and Intellia Therapeutics, Inc., which returned 266.00% and 192.87%, respectively. The worst performers included Adverum Biotechnologies Inc and Cellectis SA Sponsored ADR, which returned -87.20% and -66.02%, respectively.
The Fund generated mild losses as fluctuations in demand for COVID-19 testing controlled sentiment toward Genomics Companies during the reporting period. For much of the reporting period, investors flocked to Genomics Companies because of their relevance to the COVID-19 pandemic. However, as vaccine campaigns ramped up around globe and demand for testing fell, sentiments turned against diagnostics companies. Biotech firms hampered performance as investors favored other industries as the COVID-19 pandemic developed. During the reporting period, the Fund was invested 100% in the Healthcare sector. Geographically, the Fund maintained an average allocation of 85% to stocks in the United States, followed by the Netherlands (5%) and Switzerland (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Genomics & Biotechnology ETF	-1.77%	-2.06%	12.00%	12.70%
Solactive Genomics Index	-1.39%	-1.39%	12.57%	12.57%
MSCI ACWI Index (Net)	19.27%	19.27%	15.45%	15.45%

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 5, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

Global X China Biotech Innovation ETF
The Global X China Biotech Innovation ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Biotech Innovation Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are directly involved in China’s biotech industry. In constructing the Underlying Index, Solactive utilizes FactSet Industry classifications to identify companies that are directly involved in the biotechnology industry. Only those securities classified in the biotechnology industry according to FactSet as of each rebalance date are eligible for inclusion in the Underlying Index. The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 7.26%, while the Underlying Index increased 7.91%. The Fund had a net asset value of $14.88 per share on November 30, 2020 and ended the reporting period with a net asset value of $15.96 per share on November 30, 2021.
During the reporting period, the highest returns derived from Genscript Biotech Corporation and Joinn Laboratories Co., Ltd. Class A, which returned 266.00% and 122.96%, respectively. The worst performers included JW Therapeutics Co. Ltd. and Berry Genomics Co. Ltd. Class A, which returned -54.04% and -44.11%, respectively.
The Fund delivered moderate returns during the reporting period as sentiment towards Chinese biotech equities benefitted from the announcement of the 14th Five-Year Plan (“FYP”), in spite of declining sentiment towards Chinese equities more broadly. Some Chinese biotech stocks, including major holdings in the Fund, followed a long rally that began with the outbreak of COVID-19 in January 2020 and carried over into the beginning of the reporting period. The COVID-19 pandemic highlighted the need for innovative healthcare and pharmaceuticals. Chinese biotech equities were not immune to declining sentiment and regulatory issues, but the reveal of the 14th FYP boosted expectations for Chinese biotech stocks. As the reporting period progressed, challenging regulations against education and technology companies likely detracted from the Fund’s performance. Furthermore, American Depositary Receipts in the Fund, especially those making use of the variable interest entity (“VIE”) structure, were adversely impacted by heightened scrutiny, particularly after the United States Securities and Exchange Commission published a letter in July regarding risks associated with VIEs. During the reporting period, the Fund saw an average approximate allocation of 96% to Health Care, 4% to Consumer Staples, and 0.1% to Consumer Discretionary. It maintained an average allocation of 96% to China, and 4% to Hong Kong.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Biotech Innovation ETF	7.26%	7.11%	4.83%	4.88%
Solactive China Biotech Innovation Index	7.91%	7.91%	5.49%	5.49%
MSCI Emerging Markets Index (Net)	2.70%	2.70%	12.03%	12.03%

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 22, 2020.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

Global X Telemedicine & Digital Health ETF
The Global X Telemedicine & Digital Health ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Telemedicine & Digital Health Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of telemedicine and digital health, as well as applications thereof (collectively, “Telemedicine & Digital Health Companies”), as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Telemedicine & Digital Health Company if it derives at least 50% of its revenue from telemedicine and/or digital health related business operations. Telemedicine & Digital Health Companies include those involved in the following business activities: (i) telemedicine, (ii) healthcare analytics, (iii) connected healthcare devices, and/or (iv) administrative digitization.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund decreased 11.32%, while the Underlying Index decreased 10.76%. The Fund had a net asset value of $18.41 per share on November 30, 2020 and ended the reporting period with a net asset value of $16.32 per share on November 30, 2021.
During the reporting period, the highest returns derived from OptimizeRx Corporation and Inovalon Holdings, Inc. Class A, which returned 146.03% and 119.93%, respectively. The worst performers included Ontrak, Inc. and SmileDirectClub Inc Class A, which returned -87.77% and -75.04%, respectively.
The Fund’s losses over the reporting period could be attributed to uncertainty around the future operations of Telemedicine & Digital Health Companies when the effects of the COVID-19 pandemic have subsided. While performance was strong during the height of the global COVID-19 pandemic, performance turned negative as growth expectations moderated for Telemedicine & Digital Health Companies as the effects of the COVID-19 pandemic waned. Concerns over rolled back coverage for digital healthcare services in some markets as well as declining telemedicine appointments during the COVID-19 pandemic were contributing factors in the selloff. Over the reporting period the average approximate sector weightings of the Fund were reported to be the highest in Healthcare, at 91%, followed by Information Technology at 5%. Geographically, the Fund maintained an average allocation of 84% to United States stocks, followed by China (5%) and Japan (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Telemedicine & Digital Health ETF	-11.32%	-11.47%	5.33%	5.28%
Solactive Telemedicine & Digital Health Index	-10.76%	-10.76%	5.96%	5.96%
MSCI ACWI Index (Net)	19.27%	19.27%	24.00%	24.00%

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 29, 2020.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Aging Population ETF

Global X Aging Population ETF
The Global X Aging Population ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of companies listed in developed markets that are expected to directly or indirectly contribute to increasing the life spans of the senior population of the world. The Underlying Index provides access to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities, and specialized health care services that respond to the needs of this demographic.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 2.51%, while the Underlying Index increased 2.71%. The Fund had a net asset value of $26.82 per share on November 30, 2020 and ended the reporting period with a net asset value of $27.41 per share on November 30, 2021.
During the reporting period, the highest returns derived from Straumann Holding AG and DexCom, Inc, which returned 84.59% and 75.99%, respectively. The worst performers were Epizyme, Inc and FibroGen, Inc, which returned -76.20% and 69.72%, respectively.
Businesses dedicated to serving aging populations had flat returns during the reporting period. The COVID-19 pandemic caused many pharmaceutical companies to invest in innovation across the healthcare sector geared towards containing COVID-19. Biotech companies also lagged in performance, as high sales expectations began to subside. However, health care equipment companies provided a ballast to the Fund, as these companies recorded strong performance. Over the reporting period, the Fund saw an average approximate allocation of 95% to Healthcare Equipment and 5% to Real Estate. Geographically, the Fund maintained an average allocation to the United States (58%), followed by Switzerland (7%), and Denmark (7%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Aging Population ETF	2.51%	2.70%	10.73%	10.66%	13.57%	13.60%	11.92%	12.40%
Indxx Aging Population Thematic Index	2.71%	2.71%	10.95%	10.95%	13.85%	13.85%	12.21%	12.21%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	13.99%	13.99%	13.64%	13.64%

Management Discussion of Fund Performance (unaudited)
Global X Aging Population ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness ETF

Global X Health & Wellness ETF
The Global X Health & Wellness ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of companies listed in developed markets that provide products and services aimed at promoting physical wellness through active and healthy lifestyles, including but not limited to fitness equipment and technology, athletic apparel, nutritional supplements, and organic/ natural food offerings.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 16.90%, while the Underlying Index increased 17.25%. The Fund had a net asset value of $24.11 per share on November 30, 2020 and ended the reporting period with a net asset value of $28.04 per share on November 30, 2021.
During the reporting period, the highest returns derived from Xtep International Holdings Limited and Descente, Ltd., which returned 224.31% and 145.57%, respectively. The worst performers included Peloton Interactive, Inc. Class A and Nautilus Inc, which returned -62.18% and -58.78%, respectively.
The COVID-19 pandemic resulted in a renewed focus on healthy living and wellness, resulting in a positive performance for the Fund over the reporting period. Social distancing behaviors created a significant opportunity for digital fitness providers to address consumer needs during the height of the COVID-19 pandemic. Investors flocked to the biggest names in digital fitness at the beginning of the reporting period, which offset some of the losses the Fund experienced from in-person provider performance towards the end of the reporting period. The introduction of vaccines and loosening of social distancing measures allowed in-person fitness companies to mount strong comebacks, with many gyms now reporting membership levels comparable to before the COVID-19 pandemic. Overall, the COVID-19 pandemic generated challenges for the components of the Underlying Index, but it also created opportunities that attracted investor interest over the reporting period. During reporting period, the Fund had an average approximate sector allocation of 73% to Consumer Discretionary, 20% to Consumer Staples, and 5% to Healthcare. Geographically, the Fund maintained an average exposure of 41% to the United States, followed by 13% to Japan, and 11% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness ETF	16.90%	17.69%	15.37%	15.56%	14.93%	15.05%	12.78%	13.13%
Indxx Global Health & Wellness Thematic Index	17.25%	17.25%	15.80%	15.80%	15.37%	15.37%	13.23%	13.23%
MSCI ACWI Index (Net)	19.27%	19.27%	15.96%	15.96%	13.99%	13.99%	13.63%	13.63%

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

Global X CleanTech ETF
The Global X CleanTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is maintained by Indxx LLC (the “Index Provider”). The Underlying Index is designed to track the performance of companies that develop technology or equipment that enables the production of energy from renewable sources, efficient utilization of energy and reduction of negative environmental influences (collectively “CleanTech Companies”), as defined by the Index Provider. CleanTech Companies include, but are not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency, smart grid implementation, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 7.48%, while the Underlying Index increased 5.00%. The Fund had a net asset value of $19.02 per share on November 30, 2020 and ended the reporting period with a net asset value of $20.43 per share on November 30, 2021.
During the reporting period, the highest returns derived from GCL-Poly Energy Holdings Limited and Ameresco, Inc. Class A, which returned 149.58% and 102.76%, respectively. The worst performers included TPI Composites, Inc. and QuantumScape Corporation Class A, which returned -55.68% and -51.40%, respectively.
The Fund generated positive performance even as supply chain disturbances represented a major headwind for CleanTech Companies over the reporting period. Renewable energy equipment manufacturers are one of many cohorts that suffered from supply chain disturbances related to the COVID-19 pandemic. Heightened materials costs, labor shortages, and shipping delays limited the ability of renewable energy equipment manufacturers to move products downstream. Additionally, a departure from growth-oriented strategies and recovering sentiment toward traditional oil and gas hampered returns. However, long term tailwinds for renewable energy adoption remained intact through the COVID-19 pandemic and generated enough interest to keep performance positive during the reporting period. As the adverse impacts of climate change continued to be felt broadly, governments around the world increasingly turned to renewable energy production to accommodate rising power demand. During the reporting period, average sector weighting of the Fund was reported to be the highest in Industrials, at 46%, followed by Information Technology at 45%. Geographically, the Fund had an average exposure of 30% to the United States, followed by 13% to South Korea, and 12% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X CleanTech ETF	7.48%	7.07%	32.15%	31.55%
Indxx Global CleanTech Index	5.00%	5.00%	29.42%	29.42%
MSCI ACWI Index (Net)	19.27%	19.27%	26.39%	26.39%

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 27, 2020.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF
The Global X U.S. Infrastructure Development ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering, production of infrastructure raw materials, composites and products, industrial transportation and producers/distributors of heavy construction equipment.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 34.90%, while the Underlying Index increased 35.72%. The Fund had a net asset value of $20.24 per share on November 30, 2020 and ended the reporting period with a net asset value of $27.19 per share on November 30, 2021.
During the reporting period, the highest returns came from Herc Holdings, Inc. and Calix, Inc., which returned 198.39% and 182.77%, respectively. The worst performers were Team, Inc. and Argan, Inc., which returned -84.50% and -10.75%, respectively.
After months of deliberations, in November 2021 U.S. lawmakers passed the Infrastructure Investment and Jobs Act (“IIJA”), an unprecedented infrastructure package, generating investor enthusiasm toward infrastructure related investments and a strong performance from the Fund during the reporting period. The IIJA could act as a long-term tailwind for infrastructure related investments. Besides positive sentiment toward the IIJA, the Fund also generally benefitted from historically low interest rates which made public-private-partnerships more attractive over the reporting period. Rising commodity prices also helped certain companies the Fund is invested in. During the reporting period, the Fund saw an average approximate allocation of 71% to Industrials, 21% to Materials, and 3% to Information Technology.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Net Asset Value	Market Price	Net Asset Value
Global X U.S. Infrastructure Development ETF	34.90%	34.73%	21.29%	21.30%	14.01%	14.03%
Indxx U.S. Infrastructure Development Index	35.72%	35.72%	21.89%	21.89%	14.56%	14.56%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	16.92%	16.92%

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 6, 2017.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

Global X Thematic Growth ETF
The Global X Thematic Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds each of which is issued by Global X Funds (the “Underlying ETFs”). The share prices of the Underlying ETFs are expected to track the performance of equities in developed or emerging markets that provide exposure to structurally disruptive macro-trends. The Underlying ETFs are selected and weighted by calculating the weighted average sales growth for each Underlying ETF.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 12.95%, while the Underlying Index increased 12.39%. The Fund had a net asset value of $42.45 per share on November 30, 2020 and ended the reporting period with a net asset value of $47.65 per share on November 30, 2021.
During the reporting period, the highest returns came from Global X Lithium & Battery Tech ETF and Global X Robotics & Artificial Intelligence ETF, which returned 78.41% and 14.57%, respectively. The worst performers were Global X Cannabis ETF and Global X Renewable Energy Producers ETF, which returned -38.58% and -3.83%, respectively.
During the reporting period, investors benefitted from the allocation of Global X Lithium & Battery Tech ETF due to increased lithium demand for electric vehicle battery technology. Alternatively, performance was more negative for Global X Cannabis ETF while cannabis companies plunged from their highs earlier in the year as legalization efforts eased, especially in the U.S. During the reporting period, the Fund had an average approximate allocation of 19% to Global X Fintech ETF, 18% to Global X Genomics & Biotechnology ETF, 17% to Global X Cloud Computing ETF, 12% to Global X Cannabis ETF, 11% to Global X Social Media ETF, 11% to Global X Lithium & Battery Tech ETF and 10% to Global X Robotics & Artificial Intelligence ETF. Among sectors, the Fund had an average approximate allocation of 34% to Information Technology, 31% to Health Care, 12% to Communication Services, 7% to Industrials and 5% to Minerals.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Thematic Growth ETF	12.95%	13.08%	36.03%	36.76%
Solactive Thematic Growth Index	12.39%	12.39%	35.63%	35.63%
MSCI ACWI Index (Net)	19.27%	19.27%	17.86%	17.86%

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

Global X AgTech & Food Innovation ETF
The Global X AgTech & Food Innovation ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Underlying Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”).
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund decreased 22.02%, while the Underlying Index decreased 21.91%. The Fund had a net asset value of $25.34 per share on July 12, 2021 and ended the reporting period with a net asset value of $19.76 per share on November 30, 2021.
During the reporting period, the highest returns came from Marfrig Alimentos SA and ICL Group Ltd., which returned 38.45% and 32.58%, respectively. The worst performers were AppHarvest, Inc. and GrowGeneration Corp., which returned -65.42% and -64.73%, respectively.
Supply chain disruption attributable to the COVID-19 pandemic as well as general market dynamics contributed to the Fund’s negative performance over the reporting period. Although alternative foods are more input-efficient than traditional agricultural products, producers were unable to avoid labor shortages and distribution difficulties. These COVID-19 pandemic-related externalities, as well as general hesitancy toward growth strategies in the second half of the reporting period, were responsible for the Fund’s negative performance. During the reporting period, the Fund had an average approximate allocation of 38% to Consumer Staples, 35% to Materials and 21% to Industrials. Geographically, the Fund had an average allocation of 60% to the United States, 15% to Canada, and 9% to Sweden.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X AgTech & Food Innovation ETF	-22.02%	-21.39%
Solactive AgTech & Food Innovation Index	-21.91%	-21.91%
MSCI ACWI Index (Net)	0.42%	0.42%

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

Global X Blockchain ETF
The Global X Blockchain ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is maintained by Solactive, AG (the “Index Provider”). The Underlying Index represents securities of companies that have business operations in the provision of blockchain technologies as defined by the Index Provider.
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund increased 29.27%, while the Underlying Index increased 29.22%. The Fund had a net asset value of $25.01 per share on July 12, 2021 and ended the reporting period with a net asset value of $32.33 per share on November 30, 2021.
During the reporting period, the highest returns derived from Hut 8 Mining Corp and Bitfarms Ltd, which returned 170.43% and 113.84%, respectively. The worst performers included Greenbox and SOS Limited, which returned -54.62% and 54.29%, respectively.
Blockchain and cryptocurrency related investments generally enjoyed positive returns over the reporting period. Digital currencies gained traction as mainstream adoption continued and investors increasingly sought ways to integrate blockchain exposure into their portfolios. As bitcoin prices rapidly grew, companies and investors reaped the benefits. Over the reporting period, digital wallets became increasingly common as major retailers and platforms integrated them into business operations. Blockchain also entered emerging industries, such as gaming and virtual reality, relying heavily on the popularity of non-fungible tokens (NFTs). Globally, financial institutions began to accept digital currencies as a legitimate asset class by establishing cryptocurrency streams, while governments continued to issue central bank digital currencies (CBDC). During the reporting period, the Fund had an average approximate allocation of 75% to Information Technology, 19% to Financials, and 3% to Industrials. It maintained an average allocation of 61% to the United States, 18% to Canada, and 10% to China.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Blockchain ETF	29.27%	29.51%
Solactive Blockchain Index	29.22%	29.22%
MSCI ACWI Index (Net)	0.42%	0.42%

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

Global X Clean Water ETF
The Global X Clean Water ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies expected to benefit from further advances in the provision of clean water, including but not limited to, companies whose principal business involves water treatment, recycling (including water reclamation), purification, desalination, storage, distribution, and/or sustainability (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”).
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund increased 11.52%, while the Underlying Index increased 11.74%. The Fund had a net asset value of $15.04 per share on April 8, 2021 and ended the reporting period with a net asset value of $16.73 per share on November 30, 2021.
During the reporting period, the highest returns derived from Evoqua Water Technologies Corp and Watts Water Technologies, Inc. Class A, which returned 65.92% and 61.46%, respectively. The worst performers included Vow ASA and Aguas Andinas SA Class A, which returned -50.12% and -26.59%, respectively.
Heavily publicized climate events and relevant U.S. legislation contributed to strong Fund performance over the reporting period. Droughts in many regions including the western United States, Brazil, and China constricted water supplies. In many cases the resulting water shortages led to agricultural limitations, manufacturing delays, and hydropower plant shutdowns. These droughts highlighted the worsening issue of water scarcity and drew attention to Clean Water Companies. Additionally, investors were encouraged by negotiations surrounding the Infrastructure Investment and Jobs Act (“IIJA”), which carried on throughout the reporting period. The IIJA, which was passed in November 2021, directs billions toward retrofitting aging U.S. water infrastructure as well as fortifying relevant utilities against climate change and cyberattacks. The IIJA could constitute a major tailwind for the theme over the next decade. During the reporting period, the Fund had an average approximate allocation of 46% to Utilities, 41% to Industrials, and 9% to Materials. Geographically, the Fund maintained an average exposure of 61% to the United States, followed by 19% to the United Kingdom, and 4% to France.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Clean Water ETF	11.52%	11.79%
Solactive Clean Water Industry Index	11.74%	11.74%
MSCI ACWI Index (Net)	5.92%	5.92%

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 8, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

Global X Hydrogen ETF
The Global X Hydrogen ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology. Hydrogen technology includes products and services focused on the development and implementation of hydrogen gas as a renewable fuel source. Hydrogen technology may play an important role in the transition toward renewable energy and fossil fuels. Specifically, the Underlying Index includes securities issued by “Hydrogen Companies” as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”).
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund decreased 2.64%, while the Underlying Index decreased 2.49%. The Fund had a net asset value of $25.04 per share on July 12, 2021 and ended the reporting period with a net asset value of $24.38 per share on November 30, 2021.
During the reporting period, the highest returns derived from Plug Power Inc. and Bloom Energy Corporation Class A, which returned 37.32% and 20.47%, respectively. The worst performers included Cell Impact AB and Xebec Adsorption Inc., which returned -48.14% and -37.92%, respectively.
The Fund’s mild losses over the reporting period were attributable to early adoption levels for hydrogen as a next-generation fuel source and energy storage option. Several new policies, such as the Infrastructure Investment and Jobs Act in the United States, as well as updated sustainability goals in the European Union, highlighted green hydrogen capacity expansion as a future priority. Such initiatives could become strong drivers for Hydrogen Companies but were unable to counteract a general pullback from growth strategies toward the end of the reporting period. During the reporting period, the Fund saw an average approximate allocation of 92% to Industrials, 3% to Energy, and 3% to Materials. It maintained an average allocation of 41% to the United States, 16% to Canada, and 10% to the United Kingdom.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Hydrogen ETF	-2.64%	-2.96%
Solactive Global Hydrogen Index	-2.49%	-2.49%
MSCI ACWI Index (Net)	0.42%	0.42%

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

Global X Solar ETF
The Global X Solar ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Solar Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of solar technology. Specifically, the Underlying Index consists of securities issued by “Solar Companies” as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”).
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund increased 6.24%, while the Underlying Index increased 6.36%. The Fund had a net asset value of $24.19 per share on September 8, 2021 and ended the reporting period with a net asset value of $25.70 per share on November 30, 2021.
During the reporting period, the highest returns came from Risen Energy Co., Ltd. Class A and Enphase Energy, Inc. which returned 65.45% and 53.02%, respectively. The worst performers were Esenboga Elektrik Uretim AS and IRICO Group New Energy Co. Ltd. Class H, which returned -43.87% and -35.95%, respectively.
Solar Companies had modest returns during the reporting period in the face of COVID-19 pandemic-related supply chain issues and geopolitical considerations. Labor shortages and high commodity prices heightened solar component costs during the reporting period, reducing profit margins. Particularly in the United States, where solar supply chains are decentralized, high shipping costs and frequent delays negatively affected investor sentiment toward affected companies. Additionally, investors reacted negatively when the United States considered enforcing tariffs on select Chinese solar components, a move that would drastically reduce availability of photovoltaic cells to operators in the United States. Tensions cooled on this front toward the end of the reporting period, though nonetheless this geopolitical event contributed to volatility. Over the reporting period, the Fund had an average sector allocation of 63% to Information Technology, followed by Industrials (19%) and Utilities (15%). Geographically, the Fund had an average allocation of 53% to China, 22% to United States, and 8% to Israel.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Solar ETF	6.24%	6.04%
Solactive Solar Index	6.36%	6.36%
MSCI ACWI Index (Net)	-1.91%	-1.91%

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 8, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

Global X Wind Energy ETF
The Global X Wind Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Wind Energy Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of wind energy technology. Specifically, the Underlying Index will include securities issued by “Wind Energy Companies” as defined by Solactive AG, the provider of the Underlying Index.
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund decreased 4.27%, while the Underlying Index decreased 4.13%. The Fund had a net asset value of $24.82 per share on September 8, 2021 and ended the reporting period with a net asset value of $23.76 per share on November 30, 2021.
During the reporting period, the highest returns came from Jinlei Technology Co., Ltd. Class A and Ming Yang Smart Energy Group Limited Class A which returned 47.85% and 40.73%, respectively. The worst performers were TPI Composites, Inc. and CS Bearing Co., Ltd., which returned -49.35% and -35.65%, respectively.
Wind Energy Companies were subject to supply chain disruption and unfavorable weather conditions which resulted in a negative performance for the Fund during the reporting period. Increases in the cost of materials, labor shortages, and shipping complications related to the COVID-19 pandemic hurt margins for wind companies. Although domestic turbine production is increasing in many markets, wind energy supply chains were not insulated against these disruptions. Additionally, wind conditions were unusually poor for energy production over the reporting period resulting in negative investor sentiment. The effects of these suboptimal conditions were most clear in Europe, where disappointing wind production contributed to well-publicized power shortages. Long term optimism about favorable renewable energy policies and increasing urgency to fight climate change helped balance performance. Over the reporting period, the Fund had an average sector allocation of 52% to Industrials, followed by Utilities (39%) and Materials (8%). Geographically, the Fund had an average allocation of 42% to China, 22% to Denmark, and 16% to Canada.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Wind Energy ETF	-4.27%	-4.35%
Solactive Wind Energy Index	-4.13%	-4.13%
MSCI ACWI Index (Net)	-1.91%	-1.91%

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 8, 2021.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Schedule of Investments		November 30, 2021
Global X Robotics & Artificial Intelligence ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.8%
Industrials — 1.8%
ATS Automation Tooling Systems *	1,342,476	$49,887,614

FINLAND — 1.4%
Industrials — 1.4%
Cargotec, Cl B	804,942	37,401,236

ISRAEL — 1.5%
Consumer Discretionary — 1.5%
Maytronics	1,589,298	40,354,796

JAPAN — 34.4%
Communication Services — 0.1%
RPA Holdings *	1,135,556	3,720,347

Health Care — 0.2%
CYBERDYNE * (A)	1,960,558	6,336,913

Industrials — 19.2%
Daifuku (A)	1,284,599	102,840,327
FANUC	840,421	164,649,832
Hirata	153,617	8,076,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shibaura Machine	428,534	$12,718,830
SMC	194,647	124,541,852
Yaskawa Electric	2,376,725	106,543,927
		519,371,685

Information Technology — 14.9%
ACSL * (A)	325,084	5,018,911
AI inside * (A)	55,489	2,902,855
Keyence	392,520	243,127,672
Neural Pocket * (A)	201,662	2,980,218
Omron (A)	1,449,589	139,986,291
PKSHA Technology * (A)	442,372	9,069,902
		403,085,849

TOTAL JAPAN		932,514,794
SOUTH KOREA — 0.2%
Industrials — 0.2%
Rainbow Robotics *	381,414	5,731,324

SWITZERLAND — 11.4%
Health Care — 3.8%
Tecan Group	174,047	103,160,557

Industrials — 7.6%
ABB	5,956,795	205,275,765

TOTAL SWITZERLAND		308,436,322
UNITED KINGDOM — 2.4%
Information Technology — 2.4%
Renishaw	1,058,336	63,567,928

UNITED STATES — 46.7%
Consumer Discretionary — 1.2%
iRobot * (A)	409,612	31,093,647

Energy — 0.2%
Helix Energy Solutions Group *	2,167,401	6,588,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Financials — 7.2%
Upstart Holdings *	948,130	$194,262,356

Health Care — 8.1%
Intuitive Surgical *	670,860	217,586,732

Industrials — 8.2%
AeroVironment *	359,798	29,057,286
AgEagle Aerial Systems * (A)	1,425,845	3,222,410
John Bean Technologies	461,718	72,845,249
Maxar Technologies (A)	1,048,284	28,707,684
TuSimple Holdings, Cl A * (A)	2,227,468	89,076,445
		222,909,074

Information Technology — 21.8%
Azenta	1,081,429	122,309,620
C3.ai, Cl A * (A)	1,416,407	52,350,403
Cerence *	552,696	41,551,685
FARO Technologies *	263,197	18,281,664
NVIDIA	1,068,056	348,997,979
Rekor Systems * (A)	685,988	4,609,839
		588,101,190

TOTAL UNITED STATES		1,260,541,898
TOTAL COMMON STOCK
(Cost $2,063,783,634)		2,698,435,912

SHORT-TERM INVESTMENT(B)(C) — 2.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $74,354,210)	74,354,210	74,354,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.2%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $87,378,379 (collateralized by various U.S. Treasury Obligations, ranging in par value $555,459 - $8,167,317, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $88,880,512)

(Cost $87,378,306)	$87,378,306	$87,378,306
TOTAL INVESTMENTS — 105.8%
(Cost $2,225,516,150)		$2,860,168,428

Percentages are based on Net Assets of $2,703,488,391.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $153,743,092.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $161,732,516.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class
The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,698,435,912	$—	$—	$2,698,435,912
Short-Term Investment	74,354,210	—	—	74,354,210
Repurchase Agreement	—	87,378,306	—	87,378,306
Total Investments in Securities	$2,772,790,122	$87,378,306	$—	$2,860,168,428

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Internet of Things ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 3.3%
Information Technology — 3.3%
AMS *	743,776	$13,157,135
S&T (A)	177,247	3,804,620

TOTAL AUSTRIA		16,961,755
CANADA — 0.3%
Information Technology — 0.3%
Sierra Wireless * (A)	98,591	1,720,413

CHINA — 2.1%
Information Technology — 2.1%
NXP Semiconductors	48,762	10,891,480

FRANCE — 1.9%
Industrials — 1.9%
Legrand	91,121	9,926,263

ITALY — 0.5%
Information Technology — 0.5%
Datalogic	156,683	2,608,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 2.1%
Information Technology — 2.1%
Nippon Ceramic	72,776	$1,834,382
Renesas Electronics *	708,345	8,995,847

TOTAL JAPAN		10,830,229
NORWAY — 3.4%
Information Technology — 3.4%
Nordic Semiconductor *	522,591	17,505,065

SINGAPORE — 7.5%
Information Technology — 7.5%
STMicroelectronics	797,711	38,721,874

SWEDEN — 0.1%
Information Technology — 0.1%
Fingerprint Cards, Cl B * (A)	366,324	791,003

SWITZERLAND — 2.8%
Industrials — 1.9%
ABB	284,058	9,788,858

Information Technology — 0.9%
Landis+Gyr Group	77,607	4,847,293

TOTAL SWITZERLAND		14,636,151
TAIWAN — 10.7%
Information Technology — 10.7%
Advantech	2,089,021	28,700,607
eMemory Technology	203,282	15,718,905
MediaTek	299,680	10,885,893

TOTAL TAIWAN		55,305,405
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	419,284	1,485,517

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 64.8%
Communication Services — 0.2%
Globalstar * (A)	768,614	$1,068,374

Consumer Discretionary — 6.4%
Garmin	203,537	27,180,331
Vivint Smart Home *	560,512	5,907,796
		33,088,127

Health Care — 7.4%
Dexcom *	67,747	38,113,785

Industrials — 18.0%
ADT	2,072,699	17,224,129
Emerson Electric	101,443	8,910,753
Honeywell International	44,668	9,033,656
Johnson Controls International	144,208	10,780,990
Resideo Technologies *	52,481	1,369,229
Rockwell Automation	33,759	11,349,776
Schneider Electric	59,688	10,495,553
Sensata Technologies Holding *	428,057	23,842,775
		93,006,861

Information Technology — 32.8%
Alarm.com Holdings *	135,032	10,774,203
Ambarella *	98,474	17,678,052
Analog Devices	58,765	10,592,391
Badger Meter	78,325	8,017,347
Belden	120,110	7,407,184
Cisco Systems	180,557	9,901,746
Digi International *	90,864	1,956,302
Impinj *	66,171	4,960,840
InterDigital	82,667	5,613,916
International Business Machines	65,701	7,693,587
Itron *	122,479	7,582,675
Kyndryl Holdings *	13,011	205,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
NETGEAR *	83,259	$2,226,346
PTC *	42,850	4,695,503
QUALCOMM	71,192	12,854,428
Rambus *	302,122	8,127,082
Silicon Laboratories *	121,235	23,794,793
Skyworks Solutions	168,693	25,583,980
		169,665,949

TOTAL UNITED STATES		334,943,096
TOTAL COMMON STOCK
(Cost $374,371,208)		516,326,636

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,103,549)	2,103,549	2,103,549

REPURCHASE AGREEMENT(B)— 0.5%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $2,472,386 (collateralized by various U.S. Treasury Obligations, ranging in par value $15,717 - $231,096, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $2,514,893)

(Cost $2,472,384)	$2,472,384	2,472,384
TOTAL INVESTMENTS — 100.7%
(Cost $378,947,141)		$520,902,569

Percentages are based on Net Assets of $517,291,078.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Internet of Things ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,341,670.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $4,575,933.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class
The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$516,326,636	$—	$—	$516,326,636
Short-Term Investment	2,103,549	—	—	2,103,549
Repurchase Agreement	—	2,472,384	—	2,472,384
Total Investments in Securities	$518,430,185	$2,472,384	$—	$520,902,569

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X FinTech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 5.2%
Financials — 0.8%
HUB24	197,577	$4,106,089
Zip * (A)	1,638,352	6,005,842
		10,111,931

Information Technology — 4.4%
Afterpay *	669,743	51,690,745
IRESS	561,802	4,935,496
		56,626,241

TOTAL AUSTRALIA		66,738,172
BRAZIL — 2.1%
Information Technology — 2.1%
Pagseguro Digital, Cl A *	589,359	15,064,016
StoneCo, Cl A *	773,614	12,068,378

TOTAL BRAZIL		27,132,394
CANADA — 3.4%
Information Technology — 3.4%
Bitfarms * (A)	972,239	7,351,667
Hive Blockchain Technologies * (A)	1,745,960	6,587,501
Hut 8 Mining * (A)	1,120,280	13,614,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nuvei *	163,059	$15,989,391

TOTAL CANADA		43,543,437
CHINA — 3.3%
Financials — 2.5%
Lufax Holding ADR *	4,953,186	31,601,327

Information Technology — 0.8%
Bit Digital * (A)	566,349	5,572,874
Yeahka * (A)	1,318,614	4,761,377
		10,334,251

TOTAL CHINA		41,935,578
DENMARK — 0.9%
Information Technology — 0.9%
SimCorp	118,326	11,916,503

GERMANY — 0.8%
Financials — 0.8%
Hypoport *	18,953	10,257,088

ISRAEL — 0.4%
Information Technology — 0.4%
Sapiens International	158,155	5,609,758

ITALY — 2.2%
Information Technology — 2.2%
Nexi *	1,838,775	28,054,969

JAPAN — 0.5%
Financials — 0.3%
WealthNavi * (A)	132,060	3,484,537

Industrials — 0.2%
Makuake * (A)	70,837	3,125,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$6,610,112
NETHERLANDS — 7.4%
Information Technology — 7.4%
Adyen *	34,507	95,063,014

NEW ZEALAND — 3.4%
Information Technology — 3.4%
Xero *	430,842	44,246,887

RUSSIA — 0.3%
Information Technology — 0.3%
QIWI ADR	373,731	3,199,137

SINGAPORE — 0.2%
Information Technology — 0.2%
Triterras, Cl A * (A)	625,000	2,775,000

SWITZERLAND — 2.5%
Financials — 0.4%
Leonteq	65,826	4,680,517

Information Technology — 2.1%
Temenos	217,317	27,675,393

TOTAL SWITZERLAND		32,355,910
UNITED STATES — 67.3%
Financials — 12.9%
Blucora *	227,760	3,687,434
Coinbase Global, Cl A *	269,631	84,933,765
LendingClub *	281,845	9,221,968
LendingTree *	38,783	4,397,217
Open Lending, Cl A *	368,715	8,568,937
Upstart Holdings *	224,114	45,918,717
Virtu Financial, Cl A	348,498	9,820,674
		166,548,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.0%
HealthEquity *	243,853	$13,333,882

Information Technology — 53.4%
Affirm Holdings, Cl A *	432,007	54,726,647
Bill.com Holdings *	242,421	68,083,938
Black Knight *	458,620	32,777,571
Boku *	1,754,233	4,061,477
Bottomline Technologies *	131,508	5,896,819
Envestnet *	158,830	12,177,496
Fidelity National Information Services	548,232	57,290,244
Fiserv *	738,681	71,297,490
GreenBox POS * (A)	326,062	1,698,783
GreenSky, Cl A *	674,838	7,652,663
Guidewire Software *	243,393	28,316,342
Intuit	167,494	109,256,336
Marathon Digital Holdings * (A)	290,331	14,827,204
Mitek Systems *	210,027	3,597,762
nCino *	278,967	17,329,430
PayPal Holdings *	279,009	51,585,974
Riot Blockchain * (A)	279,796	10,455,976
Shift4 Payments, Cl A *	125,983	6,553,636
Square, Cl A *	339,035	70,631,162
SS&C Technologies Holdings	744,908	56,858,828
Vertex, Cl A *	184,001	3,363,538
		688,439,316

TOTAL UNITED STATES		868,321,910
TOTAL COMMON STOCK
(Cost $1,004,174,802)		1,287,759,869

SHORT-TERM INVESTMENT(B)(C)— 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $21,695,924)	21,695,924	21,695,924

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $25,500,101 (collateralized by various U.S. Treasury Obligations, ranging in par value $162,103 - $2,383,512, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $25,938,478)

(Cost $25,500,080)	$25,500,080	$25,500,080
TOTAL INVESTMENTS — 103.6%
(Cost $1,051,370,806)		$1,334,955,873

Percentages are based on Net Assets of $1,289,005,532.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $44,935,368.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $47,196,004.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,287,759,869	$—	$—	$1,287,759,869
Short-Term Investment	21,695,924	—	—	21,695,924
Repurchase Agreement	—	25,500,080	—	25,500,080
Total Investments in Securities	$1,309,455,793	$25,500,080	$—	$1,334,955,873

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Video Games & Esports ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.3%
Communication Services — 0.3%
Enthusiast Gaming Holdings *	406,662	$1,630,715

CHINA — 10.5%
Communication Services — 10.5%
Bilibili ADR * (A)	212,613	14,034,584
DouYu International Holdings ADR *	1,410,093	3,920,058
HUYA ADR * (A)	367,069	3,160,464
NetEase ADR	275,957	29,728,848

TOTAL CHINA		50,843,954
FRANCE — 3.6%
Communication Services — 3.6%
Ubisoft Entertainment *	346,418	17,667,544

IRELAND — 2.3%
Information Technology — 2.3%
Keywords Studios	315,422	11,258,812

JAPAN — 24.4%
Communication Services — 24.4%
Akatsuki	46,957	1,132,311
Capcom	721,115	17,966,748
DeNA	353,646	5,232,509
Gumi	203,187	1,460,219

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
GungHo Online Entertainment	208,780	$5,589,777
KLab	252,050	1,234,223
Konami Holdings	409,805	20,969,369
Nexon	1,100,487	21,845,944
Nintendo	54,565	24,075,974
Square Enix Holdings	363,535	18,985,975

TOTAL JAPAN		118,493,049
SINGAPORE — 0.7%
Communication Services — 0.7%
IGG	3,342,700	3,168,680

SOUTH KOREA — 15.8%
Communication Services — 15.8%
Com2uSCorp	36,214	4,731,385
Gravity ADR * (A)	15,404	1,209,368
JoyCity *	131,002	1,543,925
Kakao Games *	126,473	10,497,717
NCSoft	31,565	18,095,601
Neowiz *	60,586	1,512,227
Netmarble	94,294	9,287,312
Nexon GT *	129,977	1,657,675
Pearl Abyss *	122,442	13,574,890
Webzen *	73,494	1,506,506
Wemade	78,052	12,944,056

TOTAL SOUTH KOREA		76,560,662
SWEDEN — 5.5%
Communication Services — 5.5%
Embracer Group, Cl B *	1,795,496	19,316,812
Stillfront Group *	1,321,741	7,399,081

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWEDEN		$26,715,893
TAIWAN — 7.2%
Communication Services — 7.2%
Gamania Digital Entertainment	656,700	1,417,109
Sea ADR *	115,741	33,341,510

TOTAL TAIWAN		34,758,619
UNITED STATES — 29.6%
Communication Services — 17.1%
Activision Blizzard	337,033	19,750,134
Electronic Arts	216,063	26,839,346
Take-Two Interactive Software *	135,983	22,556,860
Zynga, Cl A *	2,247,667	13,553,432
		82,699,772

Information Technology — 12.5%
Corsair Gaming * (A)	151,642	3,396,781
NVIDIA	170,270	55,637,425
Turtle Beach *	67,634	1,812,591
		60,846,797

TOTAL UNITED STATES		143,546,569
TOTAL COMMON STOCK
(Cost $541,758,694)		484,644,497

SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $7,088,879)	7,088,879	7,088,879

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $8,331,848 (collateralized by various U.S. Treasury Obligations, ranging in par value $52,965 - $778,784, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $8,475,086)

(Cost $8,331,841)	$8,331,841	$8,331,841
TOTAL INVESTMENTS — 103.1%
(Cost $557,179,414)		$500,065,217

Percentages are based on Net Assets of $485,234,982.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $14,941,607.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $15,420,720.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$484,644,497	$—	$—	$484,644,497
Short-Term Investment	7,088,879	—	—	7,088,879
Repurchase Agreement	—	8,331,841	—	8,331,841
Total Investments in Securities	$491,733,376	$8,331,841	$—	$500,065,217

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 2.9%
Materials — 2.9%
Orocobre *	2,051,285	$14,864,595
Pilbara Minerals *	12,423,135	22,902,386

TOTAL AUSTRALIA		37,766,981
BELGIUM — 0.7%
Materials — 0.7%
Umicore	204,462	9,898,371

CANADA — 1.6%
Industrials — 0.8%
Ballard Power Systems *	738,651	11,197,949

Information Technology — 0.8%
BlackBerry *	1,106,208	10,531,100

TOTAL CANADA		21,729,049
CHILE — 1.9%
Materials — 1.9%
Lundin Mining	1,290,073	10,086,867
Sociedad Quimica y Minera de Chile ADR	241,916	15,061,690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHILE		$25,148,557
CHINA — 7.5%
Communication Services — 1.1%
Baidu ADR *	101,319	15,181,639

Consumer Discretionary — 3.9%
Geely Automobile Holdings	4,255,400	12,636,532
NIO ADR *	452,220	17,695,369
XPeng ADR, Cl A *	376,877	20,728,235
		51,060,136

Information Technology — 1.6%
NXP Semiconductors	93,338	20,847,976

Materials — 0.9%
Ganfeng Lithium, Cl H	604,824	11,800,346

TOTAL CHINA		98,890,097
FRANCE — 1.6%
Consumer Discretionary — 1.6%
Faurecia	249,145	10,628,527
Renault *	314,005	10,058,961

TOTAL FRANCE		20,687,488
GERMANY — 2.4%
Consumer Discretionary — 0.8%
Continental	92,835	9,895,628
Vitesco Technologies Group *	19,483	859,654
		10,755,282

Information Technology — 1.6%
Infineon Technologies	465,235	20,909,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TOTAL GERMANY		$31,665,250
JAPAN — 7.6%
Consumer Discretionary — 6.9%
Denso	220,014	16,142,821
Honda Motor	546,044	14,912,876
Nissan Motor *	2,383,755	11,817,479
Panasonic	1,216,124	13,307,799
Toyota Motor	2,011,245	35,444,108
		91,625,083

Industrials — 0.7%
GS Yuasa	422,869	8,588,101

TOTAL JAPAN		100,213,184
LUXEMBOURG — 0.7%
Materials — 0.7%
APERAM	203,465	9,694,371

NETHERLANDS — 0.8%
Consumer Discretionary — 0.8%
TomTom *	1,293,355	11,071,301

RUSSIA — 1.1%
Communication Services — 1.1%
Yandex, Cl A *	197,901	14,236,998

SOUTH KOREA — 1.8%
Consumer Discretionary — 1.8%
Hyundai Motor	74,232	12,216,816
Kia Motors	178,559	11,694,495

TOTAL SOUTH KOREA		23,911,311
SWEDEN — 2.3%
Consumer Discretionary — 2.3%
Autoliv	126,798	12,222,059
Veoneer * (A)	528,782	18,824,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWEDEN		$31,046,698
UNITED KINGDOM — 0.6%
Materials — 0.6%
Johnson Matthey	280,695	7,783,673

UNITED STATES — 65.4%
Communication Services — 3.0%
Alphabet, Cl A *	14,002	39,736,976

Consumer Discretionary — 18.0%
American Axle & Manufacturing Holdings *	1,170,598	10,371,498
Aptiv *	109,392	17,541,007
BorgWarner	265,271	11,480,929
Dana	486,086	10,450,849
Ford Motor	1,337,127	25,659,467
General Motors *	390,159	22,578,501
Gentherm *	165,233	13,953,927
Harley-Davidson	266,470	9,760,796
Lear	73,134	12,271,154
QuantumScape, Cl A * (A)	490,764	14,153,634
Stellantis	873,113	14,879,146
Tesla *	55,776	63,850,134
Visteon *	100,205	10,613,714
		237,564,756

Industrials — 11.6%
Bloom Energy, Cl A *	535,789	14,723,482
EnerSys	120,421	8,921,992
General Electric	238,145	22,621,393
Honeywell International	106,524	21,543,414
Hyster-Yale Materials Handling	161,843	6,353,956
ITT	127,295	12,039,561
Johnson Controls International	260,926	19,506,828
Nikola * (A)	808,178	8,259,579
Plug Power *	485,086	19,330,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Romeo Power * (A)	1,520,251	$6,020,194
Westinghouse Air Brake Technologies	158,621	14,080,786
		153,401,862

Information Technology — 26.5%
Ambarella *	117,994	21,182,283
Apple	243,621	40,270,551
CEVA *	251,008	11,069,453
II-VI *	165,127	10,325,391
Intel	643,578	31,664,038
Micron Technology	301,139	25,295,676
Microsoft	128,921	42,619,993
NVIDIA	183,095	59,828,122
ON Semiconductor *	351,948	21,620,166
QUALCOMM	239,255	43,199,883
Rogers *	59,131	16,120,293
Xilinx	117,922	26,939,281
		350,135,130

Materials — 6.3%
Albemarle	77,151	20,559,970
Allegheny Technologies *	540,155	7,691,807
Cabot	199,414	10,465,247
Carpenter Technology	292,253	8,031,112
Freeport-McMoRan	529,734	19,642,537
Livent *	577,462	17,491,324
		83,881,997

TOTAL UNITED STATES		864,720,721
TOTAL COMMON STOCK
(Cost $1,209,809,066)		1,308,464,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 0.9%
GERMANY— 0.9%
Consumer Discretionary — 0.9%
Volkswagen (B)
(Cost $15,133,103)	69,809	$12,702,689

SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $9,101,655)	9,101,655	9,101,655

REPURCHASE AGREEMENT(C) — 0.8%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $10,697,545 (collateralized by various U.S. Treasury Obligations, ranging in par value $68,004 - $999,907, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $10,881,450)

(Cost $10,697,536)	$10,697,536	10,697,536
TOTAL INVESTMENTS — 101.3%
(Cost $1,244,741,360)		$1,340,965,930

Percentages are based on Net Assets of $1,323,546,028.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $18,839,898.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $19,799,191.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,308,464,050	$—	$—	$1,308,464,050
Preferred Stock	12,702,689	—	—	12,702,689
Short-Term Investment	9,101,655	—	—	9,101,655
Repurchase Agreement	—	10,697,536	—	10,697,536
Total Investments in Securities	$1,330,268,394	$10,697,536	$—	$1,340,965,930

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cloud Computing ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 4.4%
Information Technology — 4.4%
Shopify, Cl A *	38,411	$58,453,476

CHINA — 2.0%
Consumer Discretionary — 0.7%
Alibaba Group Holding ADR *	71,823	9,159,587

Information Technology — 1.3%
Kingsoft Cloud Holdings ADR *	207,352	3,583,043
Vnet Group ADR *	1,363,689	13,255,057
		16,838,100

TOTAL CHINA		25,997,687
ISRAEL — 3.5%
Information Technology — 3.5%
Wix.com *	300,269	45,881,103

UNITED STATES — 90.1%
Communication Services — 8.9%
Alphabet, Cl A *	7,942	22,538,999
Netflix *	88,564	56,849,232
PubMatic, Cl A *	195,222	7,685,890
Vimeo *	1,536,875	29,677,056
		116,751,177

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 3.6%
2U *	737,522	$17,545,648
Amazon.com *	8,476	29,725,925
		47,271,573

Information Technology — 71.9%
Akamai Technologies *	539,795	60,834,897
Anaplan *	908,545	38,894,811
Benefitfocus *	389,691	3,920,291
Box, Cl A *	1,500,381	35,123,919
Coupa Software *	252,443	49,645,440
Dropbox, Cl A *	1,908,598	46,970,597
Everbridge *	377,471	42,812,761
Fastly, Cl A * (A)	1,088,211	44,355,480
Five9 *	386,252	54,975,247
Freshworks, Cl A *	280,963	9,895,517
International Business Machines	36,243	4,244,055
Microsoft	87,740	29,005,967
Mimecast *	656,794	53,200,314
Paycom Software *	115,423	50,495,254
Qualys *	385,742	50,258,325
salesforce.com *	191,943	54,696,077
SPS Commerce *	355,645	50,142,389
Twilio, Cl A *	188,788	54,021,686
Workday, Cl A *	203,750	55,874,363
Workiva, Cl A *	374,250	52,196,648
Zoom Video Communications, Cl A *	209,741	44,341,345
Zscaler *	178,164	61,817,563
		947,722,946

Real Estate — 5.7%
CoreSite Realty ‡	49,830	8,523,422
CyrusOne ‡	143,523	12,776,417
Digital Realty Trust ‡	322,323	54,066,460
		75,366,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cloud Computing ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$1,187,111,995
TOTAL COMMON STOCK
(Cost $1,296,640,718)		1,317,444,261

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $6,336,632)	6,336,632	6,336,632

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $7,447,701 (collateralized by various U.S. Treasury Obligations, ranging in par value $47,345 - $696,142, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $7,575,739)

(Cost $7,447,695)	$7,447,695	7,447,695
TOTAL INVESTMENTS — 101.0%
(Cost $1,310,425,045)		$1,331,228,588

Percentages are based on Net Assets of $1,317,543,972.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $12,320,036.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $13,784,327.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,317,444,261	$—	$—	$1,317,444,261
Short-Term Investment	6,336,632	—	—	6,336,632
Repurchase Agreement	—	7,447,695	—	7,447,695
Total Investments in Securities	$1,323,780,893	$7,447,695	$—	$1,331,228,588

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Data Center REITs & Digital Infrastructure ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.4%
Information Technology — 3.4%
NEXTDC *	306,774	$2,631,965

CHINA — 8.7%
Communication Services — 4.3%
China Tower, Cl H	26,439,900	3,357,620

Information Technology — 4.4%
GDS Holdings ADR *	49,616	2,780,480
Vnet Group ADR *	70,772	687,904
		3,468,384

TOTAL CHINA		6,826,004
GERMANY — 1.7%
Communication Services — 1.7%
Vantage Towers	39,640	1,307,323

HONG KONG — 0.5%
Information Technology — 0.5%
SUNeVision Holdings	429,081	373,169

INDONESIA — 3.2%
Communication Services — 3.2%
Sarana Menara Nusantara	16,341,465	1,323,519
Tower Bersama Infrastructure	5,708,898	1,203,761

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$2,527,280
SINGAPORE — 2.0%
Real Estate — 2.0%
Keppel ‡	923,058	1,582,020

TAIWAN — 1.9%
Information Technology — 1.9%
Winbond Electronics	1,274,504	1,469,110

UNITED STATES — 78.4%
Communication Services — 1.1%
Radius Global Infrastructure, Cl A *	50,263	829,339

Information Technology — 14.3%
Advanced Micro Devices *	17,977	2,847,017
Microchip Technology	22,410	1,869,666
Micron Technology	20,430	1,716,120
NVIDIA	8,102	2,647,410
Switch, Cl A	77,319	2,114,675
		11,194,888

Real Estate — 63.0%
American Tower, Cl A ‡	34,287	8,999,652
CoreSite Realty ‡	24,787	4,239,816
Crown Castle International ‡	47,801	8,683,052
CyrusOne ‡	48,484	4,316,046
Digital Realty Trust ‡	46,012	7,718,053
Equinix ‡	11,578	9,403,652
SBA Communications, Cl A ‡	10,889	3,743,638
Uniti Group ‡	159,617	2,118,117
		49,222,026

TOTAL UNITED STATES		61,246,253
TOTAL COMMON STOCK
(Cost $72,992,164)		77,963,124

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Data Center REITs & Digital Infrastructure ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 12.8%
U.S. Treasury Bill
0.036%, 12/02/21(A)
(Cost $9,999,990)	$10,000,000	$9,999,992
TOTAL INVESTMENTS — 112.6%
(Cost $82,992,154)		$87,963,116

Percentages are based on Net Assets of $78,097,585.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,963,124	$—	$—	$77,963,124
U.S. Treasury Obligation	—	9,999,992	—	9,999,992
Total Investments in Securities	$77,963,124	$9,999,992	$—	$87,963,116

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cybersecurity ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.3%
Information Technology — 0.3%
Absolute Software	437,655	$3,903,004

ISRAEL — 7.5%
Information Technology — 7.5%
Check Point Software Technologies *	625,213	69,592,459
Radware *	413,686	11,984,483
Tufin Software Technologies *	348,371	2,877,545

TOTAL ISRAEL		84,454,487
JAPAN — 6.0%
Information Technology — 6.0%
Cyber Security Cloud *	158,280	2,931,550
Digital Arts	126,010	10,465,228
Trend Micro	945,303	54,531,108

TOTAL JAPAN		67,927,886
SOUTH KOREA — 0.4%
Information Technology — 0.4%
Ahnlab	88,479	4,886,120

UNITED KINGDOM — 3.4%
Information Technology — 3.4%
Darktrace *	6,243,388	37,995,905

UNITED STATES — 82.3%
Information Technology — 82.3%
A10 Networks	684,198	10,550,333
Avast	7,130,551	57,149,310
Crowdstrike Holdings, Cl A *	259,037	56,247,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CyberArk Software *	278,558	$48,148,750
Fortinet *	214,026	71,080,175
Mandiant *	2,139,760	36,311,727
McAfee, Cl A	1,511,533	39,073,128
Mimecast *	595,948	48,271,788
NortonLifeLock	2,177,154	54,102,277
Okta, Cl A *	283,226	60,958,732
OneSpan *	356,839	6,098,379
Palo Alto Networks *	146,656	80,212,033
Ping Identity Holding *	733,318	17,460,302
Qualys *	349,565	45,544,824
Rapid7 *	397,548	49,319,805
Sailpoint Technologies Holdings *	831,788	43,743,731
SecureWorks, Cl A *	191,343	3,398,252
SentinelOne, Cl A *	372,596	20,109,006
Telos *	595,354	9,376,825
Tenable Holdings *	963,643	47,603,964
Varonis Systems, Cl B *	854,751	44,284,649
VirnetX Holding *	830,185	2,490,555
Zix *	501,841	4,250,593
Zscaler *	218,208	75,711,630

TOTAL UNITED STATES		931,498,062
TOTAL COMMON STOCK
(Cost $1,131,407,313)		1,130,665,464
TOTAL INVESTMENTS — 99.9%
(Cost $1,131,407,313)		$1,130,665,464

Percentages are based on Net Assets of $1,132,090,284.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cybersecurity ETF

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Consumer Discretionary — 0.2%
Afya, Cl A *	22,363	$316,436

Information Technology — 0.1%
StoneCo, Cl A *	9,280	144,768

TOTAL BRAZIL		461,204
CANADA — 3.9%
Industrials — 1.1%
Thomson Reuters	17,325	2,071,377

Information Technology — 2.8%
Shopify, Cl A *	3,452	5,253,219

TOTAL CANADA		7,324,596
CHINA — 9.4%
Communication Services — 3.2%
Baidu ADR *	9,911	1,485,064
Tencent Holdings	77,443	4,563,622
		6,048,686

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR *	25,866	$3,298,691
Meituan, Cl B *	155,341	4,742,415
		8,041,106

Information Technology — 1.9%
Canaan ADR * (A)	88,015	773,652
NXP Semiconductors	9,628	2,150,510
Vnet Group ADR *	29,605	287,761
ZTE, Cl H	156,600	424,853
		3,636,776

TOTAL CHINA		17,726,568
FINLAND — 0.2%
Information Technology — 0.2%
TietoEVRY	15,989	463,246

FRANCE — 0.2%
Communication Services — 0.2%
Ubisoft Entertainment *	8,123	414,278

GERMANY — 4.1%
Industrials — 3.0%
Siemens	34,788	5,532,123

Information Technology — 1.1%
Infineon Technologies	45,631	2,050,883

TOTAL GERMANY		7,583,006
ISRAEL — 0.5%
Information Technology — 0.5%
Tower Semiconductor *	20,252	718,541
Wix.com *	1,945	297,196

TOTAL ISRAEL		1,015,737
ITALY — 0.3%
Health Care — 0.3%
Amplifon	11,218	544,472

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 1.5%
Industrials — 1.4%
FANUC	7,044	$1,380,015
Fujikura *	114,468	577,658
Toshiba	15,792	629,621
		2,587,294

Information Technology — 0.1%
AI inside * (A)	5,198	271,929

TOTAL JAPAN		2,859,223
NETHERLANDS — 0.6%
Industrials — 0.6%
Wolters Kluwer	9,339	1,043,413

SINGAPORE — 0.8%
Information Technology — 0.8%
STMicroelectronics	31,791	1,542,280

SOUTH KOREA — 3.9%
Information Technology — 3.9%
Samsung Electronics	79,810	4,790,347
SK Hynix	25,442	2,441,609

TOTAL SOUTH KOREA		7,231,956
SWEDEN — 0.6%
Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson ADR	107,310	1,073,100

TAIWAN — 1.4%
Industrials — 0.3%
Bizlink Holding	62,100	577,347

Information Technology — 1.1%
Acer	568,600	566,463
Alchip Technologies	20,690	759,007
Global Unichip	35,800	758,374
		2,083,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
TOTAL TAIWAN		$2,661,191
UNITED KINGDOM — 0.8%
Industrials — 0.8%
Experian	32,201	1,439,941

UNITED STATES — 71.4%
Communication Services — 11.6%
Alphabet, Cl A *	2,167	6,149,838
Meta Platforms, Cl A *	15,758	5,112,841
Netflix *	10,737	6,892,080
Snap, Cl A *	46,699	2,223,339
Twitter *	27,898	1,225,838
		21,603,936

Consumer Discretionary — 3.8%
Amazon.com *	1,539	5,397,381
eBay	24,092	1,625,246
		7,022,627

Financials — 0.5%
Upstart Holdings *	4,648	952,329

Health Care — 0.3%
ABIOMED *	1,681	529,145

Industrials — 3.6%
Booz Allen Hamilton Holding, Cl A	6,159	516,987
Hubbell, Cl B	2,781	544,242
Nielsen Holdings	22,595	432,920
Rockwell Automation	4,052	1,362,282
Uber Technologies *	65,658	2,495,004
Verisk Analytics, Cl A	5,663	1,273,439
		6,624,874

Information Technology — 51.6%
Accenture, Cl A	17,497	6,253,428
Adobe *	8,815	5,904,728
Apple	37,487	6,196,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
C3.ai, Cl A * (A)	10,241	$378,507
Cadence Design Systems *	9,724	1,725,621
Cisco Systems	100,812	5,528,530
Datadog, Cl A *	8,162	1,455,203
DXC Technology *	14,039	421,030
Genpact	11,158	538,597
Hewlett Packard Enterprise	45,504	652,982
Intel	98,771	4,859,533
International Business Machines	31,641	3,705,161
Kyndryl Holdings *	6,335	100,093
Mandiant *	26,458	448,992
Microsoft	19,247	6,362,866
NVIDIA	28,084	9,176,728
Okta, Cl A *	4,358	937,972
Oracle	60,921	5,527,972
Pegasystems	3,995	458,706
PROS Holdings *	12,904	468,673
QUALCOMM	38,788	7,003,561
salesforce.com *	22,175	6,318,988
Seagate Technology Holdings	7,983	819,615
ServiceNow *	7,004	4,536,491
Smartsheet, Cl A *	7,703	492,992
Splunk *	5,719	691,999
Super Micro Computer *	16,079	665,671
Synopsys *	5,326	1,816,166
Teradata *	11,082	481,180
Trade Desk, Cl A *	15,187	1,570,640
Twilio, Cl A *	5,680	1,625,332
Ubiquiti	2,191	655,744
UiPath, Cl A *	14,866	717,284
Verint Systems *	12,803	609,295
Viasat *	10,880	481,875
Workday, Cl A *	6,596	1,808,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Xilinx	8,592	$1,962,842
Zebra Technologies, Cl A *	1,865	1,098,075
Zscaler *	4,741	1,644,985
		96,103,479

TOTAL UNITED STATES		132,836,390
TOTAL COMMON STOCK
(Cost $170,689,014)		186,220,601

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $488,027)	488,027	488,027

REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $573,598 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,646 - $53,615, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $583,462)

(Cost $573,597)	$573,597	573,597
TOTAL INVESTMENTS — 100.5%
(Cost $171,750,638)		$187,282,225

Percentages are based on Net Assets of $186,334,467.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,024,376.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $1,061,624.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Artificial Intelligence & Technology ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$186,220,601	$—	$—	$186,220,601
Short-Term Investment	488,027	—	—	488,027
Repurchase Agreement	—	573,597	—	573,597
Total Investments in Securities	$186,708,628	$573,597	$—	$187,282,225

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Millennial Consumer ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
GERMANY — 0.2%
Communication Services — 0.2%
Trivago ADR * (A)	163,629	$350,166

TAIWAN — 3.4%
Communication Services — 3.4%
Sea ADR *	27,108	7,809,001

UNITED STATES — 96.3%
Communication Services — 24.1%
Activision Blizzard	70,790	4,148,294
Alphabet, Cl A *	3,046	8,644,396
Angi, Cl A *	43,900	421,879
Cargurus, Cl A *	27,193	1,019,738
Cars.com *	50,158	836,635
iHeartMedia *	38,164	748,396
Liberty TripAdvisor Holdings, Cl A *	108,189	233,688
Match Group *	26,211	3,407,168
Meta Platforms, Cl A *	21,944	7,119,950
Netflix *	12,373	7,942,229
Snap, Cl A *	108,675	5,174,017

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Spotify Technology *	18,612	$4,438,962
TripAdvisor *	13,184	340,938
Twitter *	77,788	3,418,005
Vimeo *	13,055	252,092
Walt Disney *	36,469	5,284,358
Yelp, Cl A *	16,632	570,145
Zynga, Cl A *	105,467	635,966
		54,636,856

Consumer Discretionary — 40.3%
2U *	16,449	391,322
Aaron’s	28,136	624,619
Airbnb, Cl A *	11,761	2,029,243
Amazon.com *	2,076	7,280,677
AutoNation *	8,173	1,012,226
Bed Bath & Beyond * (A)	22,921	420,142
Booking Holdings *	2,813	5,912,504
Capri Holdings *	14,636	866,744
CarMax *	15,787	2,229,914
Carter’s	7,448	752,471
Carvana, Cl A *	7,599	2,130,912
Chegg *	13,608	378,983
Children’s Place *	9,479	820,218
Chipotle Mexican Grill, Cl A *	2,762	4,539,098
Columbia Sportswear	6,434	627,508
Designer Brands, Cl A *	38,880	531,878
Dick’s Sporting Goods	8,646	1,016,424
eBay	66,722	4,501,066
Etsy *	12,278	3,371,293
Expedia Group *	13,454	2,167,305
GoPro, Cl A *	54,031	540,310
Graham Holdings, Cl B	1,096	620,906
Groupon, Cl A *	13,962	288,455
Home Depot	21,828	8,744,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Laureate Education, Cl A	51,239	$512,390
Lowe’s	35,335	8,642,588
Lululemon Athletica *	12,213	5,549,709
NIKE, Cl B	51,329	8,686,920
Peloton Interactive, Cl A *	25,682	1,130,008
Planet Fitness, Cl A *	8,053	657,850
Skechers USA, Cl A *	15,979	717,777
Starbucks	60,735	6,658,985
Strategic Education	7,373	394,455
Stride *	19,729	673,351
Under Armour, Cl A *	29,891	705,129
VF	38,149	2,736,428
Victoria’s Secret *	9,047	491,071
Wayfair, Cl A * (A)	7,506	1,860,287
WW International *	22,521	378,803
		91,594,484

Consumer Staples — 4.8%
Costco Wholesale	18,998	10,247,142
Sprouts Farmers Market *	26,183	692,802
		10,939,944

Financials — 1.7%
Blucora *	40,116	649,478
LendingClub *	42,251	1,382,453
LendingTree *	3,046	345,355
Nelnet, Cl A	9,089	783,472
SLM	35,727	635,226
		3,795,984

Industrials — 3.6%
Avis Budget Group *	9,262	2,543,253
Lyft, Cl A *	31,158	1,265,326
Uber Technologies *	118,073	4,486,774
		8,295,353

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 15.5%
Apple	52,651	$8,703,210
Fiserv *	55,327	5,340,162
Intuit	16,603	10,830,137
PayPal Holdings *	25,967	4,801,039
Square, Cl A *	26,574	5,536,161
		35,210,709

Real Estate — 6.3%
AvalonBay Communities ‡	13,575	3,242,660
Camden Property Trust ‡	9,696	1,601,876
Centerspace ‡	10,034	1,025,374
Equity Residential ‡	36,302	3,096,924
Independence Realty Trust ‡	44,535	1,091,108
Invitation Homes ‡	55,207	2,232,571
UDR ‡	28,867	1,637,625
Zillow Group, Cl A *	5,922	320,439
		14,248,577

TOTAL UNITED STATES		218,721,907
TOTAL COMMON STOCK
(Cost $205,655,462)		226,881,074

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $849,671)	849,671	849,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Millennial Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $998,653 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,348 - $93,345, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $1,015,823)

(Cost $998,652)	$998,652	$998,652
TOTAL INVESTMENTS — 100.7%
(Cost $207,503,785)		$228,729,397

Percentages are based on Net Assets of $227,075,366.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,671,352.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $1,848,323.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,881,074	$—	$—	$226,881,074
Short-Term Investment	849,671	—	—	849,671
Repurchase Agreement	—	998,652	—	998,652
Total Investments in Securities	$227,730,745	$998,652	$—	$228,729,397

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Education ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 9.7%
Consumer Discretionary — 9.7%
G8 Education *	70,692	$52,881
IDP Education	23,365	579,511

TOTAL AUSTRALIA		632,392
BRAZIL — 2.3%
Consumer Discretionary — 2.3%
Arco Platform, Cl A *	2,515	47,081
YDUQS Participacoes	25,802	99,715

TOTAL BRAZIL		146,796
CANADA — 3.0%
Information Technology — 3.0%
Docebo *	2,740	195,247

CHINA — 13.7%
Consumer Discretionary — 13.7%
17 Education & Technology Group ADR *	3,563	6,877
China East Education Holdings	183,292	191,383
Gaotu Techedu ADR *	12,116	32,350
Koolearn Technology Holding *	84,382	87,891
New Oriental Education & Technology Group ADR *	143,958	318,147
TAL Education Group ADR *	37,160	192,489
Youdao ADR *	3,065	48,611
Zhangmen Education ADR *	11,261	14,076

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$891,824
JAPAN — 6.6%
Communication Services — 1.2%
Gakken Holdings	3,709	31,947
V-Cube	4,276	42,743
		74,690

Consumer Discretionary — 4.2%
Benesse Holdings	8,632	167,174
Edulab *	802	8,321
Media Do	1,284	51,735
Riso Kyoiku	13,023	46,451
		273,681

Industrials — 1.2%
Insource	3,610	77,990

TOTAL JAPAN		426,361
NORWAY — 3.5%
Communication Services — 3.5%
Kahoot! *	40,465	227,610

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Daekyo	7,025	21,230
MegaStudyEdu	990	62,255
NE Neungyule	1,366	13,397

TOTAL SOUTH KOREA		96,882
UNITED KINGDOM — 7.7%
Communication Services — 7.7%
Pearson	63,533	498,608

UNITED STATES — 51.8%
Communication Services — 8.9%
Bandwidth, Cl A *	3,774	270,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
John Wiley & Sons, Cl A	3,920	$203,762
Scholastic	2,738	103,058
		577,265

Consumer Discretionary — 26.1%
2U *	6,246	148,592
Bright Horizons Family Solutions *	4,662	573,193
Chegg *	12,125	337,681
Coursera *	11,541	346,115
Houghton Mifflin Harcourt *	10,684	166,243
Stride *	3,570	121,844
		1,693,668

Industrials — 2.0%
Skillsoft *	11,132	130,690

Information Technology — 14.8%
8x8 *	15,034	323,983
Brightcove *	7,002	67,429
RingCentral, Cl A *	1,398	301,940
Zoom Video Communications, Cl A *	1,262	266,799
		960,151

TOTAL UNITED STATES		3,361,774
TOTAL COMMON STOCK
(Cost $12,013,872)		6,477,494
TOTAL INVESTMENTS — 99.8%
(Cost $12,013,872)		$6,477,494

Percentages are based on Net Assets of $6,487,707.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Education ETF

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cannabis ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.5%
Health Care — 1.5%
Creso Pharma *(A) (B) (C)	24,474,295	$1,582,637

CANADA — 71.4%
Consumer Discretionary — 2.3%
Fire & Flower Holdings * (C)	5,389,956	2,394,976

Consumer Staples — 1.6%
Flora Growth * (C)	843,506	1,712,317

Health Care — 67.5%
Aurora Cannabis * (C)	1,460,216	9,374,587
Auxly Cannabis Group * (C)	20,502,971	3,596,171
Canopy Growth *	766,758	8,200,748
Cardiol Therapeutics, Cl A * (C)	973,955	1,943,658
Cronos Group *	1,869,066	8,436,149
FSD Pharma, Cl B * (C)	910,578	1,092,694
HEXO * (C)	3,747,377	4,148,172
MediPharm Labs * (C)	6,059,164	1,015,529
Organigram Holdings *	4,395,272	8,942,672
Sundial Growers * (C)	14,894,959	9,261,686
Tetra Bio-Pharma * (C)	9,864,746	1,691,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
CANADA — continued
Health Care — continued
Tilray, Cl 2 * (C)	939,916	$9,511,950
Valens * (C)	1,208,803	4,014,267
		71,230,085

TOTAL CANADA		75,337,378
ISRAEL — 4.8%
Health Care — 4.8%
Intercure *	666,127	4,995,953

UNITED STATES — 22.3%
Consumer Staples — 0.8%
Grove * (C)	173,640	857,781

Financials — 4.7%
AFC Gamma ‡	231,984	5,017,814

Health Care — 15.3%
cbdMD *	907,862	1,525,208
Charlottes Web Holdings * (C)	3,061,888	4,033,825
Corbus Pharmaceuticals Holdings *	3,137,562	2,709,285
MyMD Pharmaceuticals * (C)	570,655	4,371,217
Zynerba Pharmaceuticals *	1,013,465	3,506,589
		16,146,124

Industrials — 1.5%
India Globalization Capital * (C)	1,175,631	1,540,077

TOTAL UNITED STATES		23,561,796
TOTAL COMMON STOCK
(Cost $183,537,248)		105,477,764

SHORT-TERM INVESTMENT(D)(E) — 14.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $15,550,744)	15,550,744	15,550,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 17.3%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $18,277,422 (collateralized by various U.S. Treasury Obligations, ranging in par value $116,188 - $1,708,403, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $18,591,629)

(Cost $18,277,407)	$18,277,407	$18,277,407
TOTAL INVESTMENTS — 132.0%
(Cost $217,365,399)		$139,305,915

Percentages are based on Net Assets of $105,548,843.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of November 30, 2021, was $1,582,637 and represents 1.5% of Net Assets.

(C)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $30,897,724.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $33,828,151.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,895,127	$—	$1,582,637	$105,477,764
Short-Term Investment	15,550,744	—	—	15,550,744
Repurchase Agreement	—	18,277,407	—	18,277,407
Total Investments in Securities	$119,445,871	$18,277,407	$1,582,637	$139,305,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Cannabis ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Common Stock
Beginning Balance as of November 30, 2020	$	−
Transfers out of Level 3		−
Transfers into Level 3		1,582,637
Net purchases		−
Net sales		−
Realized gain/(loss)		−
Change in unrealized appreciation/(depreciation)		−
Ending Balance as of November 30, 2021		$1,582,637

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Genomics & Biotechnology ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 5.2%
Health Care — 5.2%
Genscript Biotech *	2,530,818	$13,310,099

FRANCE — 0.5%
Health Care — 0.5%
Cellectis ADR * (A)	160,238	1,381,252

GERMANY — 2.6%
Health Care — 2.6%
BioNTech ADR *	19,176	6,744,966

JAPAN — 1.5%
Health Care — 1.5%
Takara Bio	164,311	3,818,898

NETHERLANDS — 2.0%
Health Care — 2.0%
ProQR Therapeutics * (A)	175,663	1,240,181
uniQure *	135,654	3,777,964

TOTAL NETHERLANDS		5,018,145
SWITZERLAND — 3.6%
Health Care — 3.6%
CRISPR Therapeutics *	115,348	9,216,305

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 84.6%
Health Care — 84.6%
2seventy bio *	78,256	$2,061,263
Adverum Biotechnologies *	418,423	728,056
Agilent Technologies	68,931	10,401,688
Allogene Therapeutics *	236,977	4,381,705
Alnylam Pharmaceuticals *	55,983	10,289,675
Arrowhead Pharmaceuticals *	165,978	11,626,759
BioMarin Pharmaceutical *	149,246	12,878,437
Bluebird Bio *	234,652	2,372,332
CareDx *	158,705	6,846,534
Caribou Biosciences * (A)	168,827	3,138,494
Dicerna Pharmaceuticals *	243,717	9,263,683
Editas Medicine, Cl A *	243,123	7,940,397
Gilead Sciences	80,069	5,519,156
Homology Medicines *	143,602	725,190
Illumina *	12,978	4,741,253
Intellia Therapeutics *	82,579	9,497,411
Invitae *	398,363	6,772,171
Moderna *	15,666	5,521,168
Myriad Genetics *	268,746	6,949,772
NanoString Technologies *	158,811	6,527,132
Natera *	93,896	8,587,728
Pacific Biosciences of California *	419,559	9,737,964
Precision BioSciences *	173,995	1,576,395
QIAGEN *	200,269	11,040,830
REGENXBIO *	129,696	4,150,272
Rocket Pharmaceuticals *	220,658	5,390,675
Sangamo Therapeutics *	429,710	3,562,296
Sarepta Therapeutics *	138,501	11,192,266
Sorrento Therapeutics * (A)	998,991	5,953,986
Ultragenyx Pharmaceutical *	131,076	9,860,847
Veracyte *	235,904	9,785,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Genomics & Biotechnology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	29,548	$5,523,703
WaVe Life Sciences *	180,924	705,604
ZIOPHARM Oncology * (A)	687,950	956,251

TOTAL UNITED STATES		216,206,391
TOTAL COMMON STOCK
(Cost $283,435,742)		255,696,056

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,047,265)	3,047,265	3,047,265

REPURCHASE AGREEMENT(B) — 1.4%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $3,581,574 (collateralized by various U.S. Treasury Obligations, ranging in par value $22,768 - $334,772, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $3,643,144)

(Cost $3,581,571)	$3,581,571	3,581,571
TOTAL INVESTMENTS — 102.6%
(Cost $290,064,578)		$262,324,892

Percentages are based on Net Assets of $255,572,096.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $6,610,019.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $6,628,836.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Genomics & Biotechnology ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$255,696,056	$—	$—	$255,696,056
Short-Term Investment	3,047,265	—	—	3,047,265
Repurchase Agreement	—	3,581,571	—	3,581,571
Total Investments in Securities	$258,743,321	$3,581,571	$—	$262,324,892

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Biotech Innovation ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 95.5%
Consumer Discretionary — 2.3%
Liaoning Cheng Da, Cl A	34,800	$100,850

Consumer Staples — 3.0%
Fu Jian Anjoy Foods, Cl A	4,700	128,024

Health Care — 90.2%
3SBio *	57,500	49,196
Alphamab Oncology *	17,400	42,407
Anhui Anke Biotechnology Group, Cl A	37,180	77,079
Ascentage Pharma Group International *	5,900	24,596
BeiGene ADR *	926	321,813
Beijing Bohui Innovation Biotechnology Group, Cl A *	32,100	57,134
Beijing SL Pharmaceutical, Cl A	23,500	39,432
Beijing Tiantan Biological Products, Cl A	23,157	108,979
Beijing Wantai Biological Pharmacy Enterprise, Cl A	2,640	103,706
Berry Genomics, Cl A *	7,955	27,719
BGI Genomics, Cl A	7,838	116,768
Changchun High & New Technology Industry Group, Cl A	8,074	358,799
Chengdu Kanghua Biological Products, Cl A	900	23,714
Daan Gene, Cl A	34,080	113,514
Genscript Biotech *	44,750	235,350
Getein Biotech, Cl A	7,000	22,843
Guangdong Hybribio Biotech, Cl A	6,042	28,860
Hualan Biological Engineering, Cl A	38,200	173,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Joinn Laboratories China, Cl A	5,160	$113,285
JW Cayman Therapeutics *	7,600	12,322
Kintor Pharmaceutical *	7,300	52,766
PharmaBlock Sciences Nanjing, Cl A	5,081	121,478
Shanghai Haohai Biological Technology, Cl A	5,442	113,246
Shanghai RAAS Blood Products, Cl A	111,100	114,117
Shenzhen Kangtai Biological Products, Cl A	19,071	343,687
Shenzhen Neptunus Bioengineering, Cl A *	58,100	29,793
Shenzhen Weiguang Biological Products, Cl A	2,680	13,760
Sichuan Kelun Pharmaceutical, Cl A	32,800	97,728
Viva Biotech Holdings	32,000	19,169
Walvax Biotechnology, Cl A	38,000	409,983
Wuxi Biologics Cayman *	22,450	305,828
Zai Lab ADR *	1,816	125,758
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	9,900	87,033
		3,884,985

TOTAL CHINA		4,113,859
HONG KONG — 4.3%
Health Care — 4.3%
Sino Biopharmaceutical	257,900	188,235

TOTAL COMMON STOCK
(Cost $4,269,436)		4,302,094
TOTAL INVESTMENTS — 99.8%
(Cost $4,269,436)		$4,302,094

Percentages are based on Net Assets of $4,308,616.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Biotech Innovation ETF

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Telemedicine & Digital Health ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 9.4%
Consumer Discretionary — 4.3%
JD Health International *	2,318,050	$20,219,399

Health Care — 5.1%
Alibaba Health Information Technology *	16,169,800	14,913,173
Ping An Healthcare and Technology * (A)	2,511,900	9,472,971
		24,386,144

TOTAL CHINA		44,605,543
GERMANY — 2.6%
Health Care — 2.6%
CompuGroup Medical & KgaA	160,868	12,240,469

UNITED STATES — 87.8%
Financials — 0.7%
eHealth *	145,692	3,216,879

Health Care — 82.6%
1Life Healthcare *	893,547	14,234,204
Agilent Technologies	138,347	20,876,562
Allscripts Healthcare Solutions *	716,536	11,915,994
American Well, Cl A *	955,182	6,208,683
Cerner	307,135	21,637,661
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Change Healthcare *	1,013,652	$20,556,863
Computer Programs and Systems *	81,687	2,407,316
DarioHealth *	102,563	1,603,060
Dexcom *	38,465	21,640,024
Doximity, Cl A *	281,056	19,013,438
GoodRx Holdings, Cl A *	372,094	14,853,992
Hims & Hers Health *	454,280	2,975,534
Illumina *	52,094	19,031,501
Invitae *	798,913	13,581,521
iRhythm Technologies *	170,535	18,008,496
Laboratory Corp of America Holdings *	76,583	21,851,427
LifeStance Health Group * (A)	403,075	3,200,415
NextGen Healthcare *	325,437	5,044,273
Omnicell *	127,768	22,614,936
Ontrak * (A)	174,566	1,059,616
OptimizeRx *	90,168	5,860,920
Personalis *	207,377	2,809,958
Phreesia *	273,334	15,765,905
R1 RCM *	803,139	19,130,771
Signify Health, Cl A * (A)	330,968	4,497,855
SmileDirectClub, Cl A * (A)	610,144	1,873,142
SOC Telemed, Cl A * (A)	813,220	1,650,837
Tabula Rasa HealthCare *	137,430	1,562,579
Tandem Diabetes Care *	164,926	21,196,290
Teladoc Health *	154,854	15,678,968
UnitedHealth Group	47,372	21,043,590
UpHealth *	903,525	2,358,200
Veracyte *	413,291	17,143,311
		392,887,842

Information Technology — 4.5%
Nuance Communications *	389,991	21,640,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Telemedicine & Digital Health ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$417,745,322
TOTAL COMMON STOCK
(Cost $586,822,194)		474,591,334

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,146,194)	3,146,194	3,146,194

REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $3,697,850 (collateralized by various U.S. Treasury Obligations, ranging in par value $23,507 - $345,641, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $3,761,424)

(Cost $3,697,847)	$3,697,847	3,697,847
TOTAL INVESTMENTS — 101.2%
(Cost $593,666,235)		$481,435,375

Percentages are based on Net Assets of $475,575,915.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $6,447,861.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $6,844,041.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Telemedicine & Digital Health ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$474,591,334	$—	$—	$474,591,334
Short-Term Investment	3,146,194	—	—	3,146,194
Repurchase Agreement	—	3,697,847	—	3,697,847
Total Investments in Securities	$477,737,528	$3,697,847	$—	$481,435,375

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Health Care — 0.6%
Cochlear	2,358	$364,148

BELGIUM — 1.6%
Health Care — 1.3%
UCB	7,079	766,051

Real Estate — 0.3%
Aedifica ‡	1,514	201,430

TOTAL BELGIUM		967,481
CANADA — 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	18,614	160,050

CHINA — 4.3%
Health Care — 4.3%
AK Medical Holdings	131,800	113,104
BeiGene ADR *	3,317	1,152,757
Beijing Chunlizhengda Medical Instruments, Cl H *	73,900	174,042
Hansoh Pharmaceutical Group	214,000	437,012
Lifetech Scientific *	368,100	199,730
Luye Pharma Group *	315,347	144,813
Microport Scientific	64,900	271,393
Venus MedTech Hangzhou, Cl H *	21,400	106,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$2,599,084
DENMARK — 7.5%
Health Care — 7.5%
Demant *	8,641	410,265
Genmab *	2,386	916,532
GN Store Nord	5,134	292,943
Novo Nordisk, Cl B	26,828	2,861,399

TOTAL DENMARK		4,481,139
FRANCE — 0.6%
Health Care — 0.6%
Korian	4,777	140,446
Orpea	2,327	218,446

TOTAL FRANCE		358,892
GERMANY — 1.1%
Health Care — 1.1%
Fresenius Medical Care & KGaA	10,687	634,902

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	30,293	109,055

ITALY — 0.7%
Health Care — 0.7%
Amplifon	8,153	395,711

JAPAN — 6.7%
Health Care — 6.7%
Astellas Pharma	67,657	1,060,334
Chugai Pharmaceutical	46,480	1,506,420
Kissei Pharmaceutical	8,560	172,188
Nipro	16,170	153,091
Terumo	27,645	1,126,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$4,018,820
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare	17,776	148,394

SOUTH KOREA — 1.4%
Health Care — 1.4%
Celltrion *	5,008	872,680

SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	1,548	99,841

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	13,287	156,594

SWITZERLAND — 9.6%
Health Care — 9.6%
Alcon	18,143	1,425,718
Roche Holding	5,327	2,198,956
Sonova Holding	2,341	876,547
Straumann Holding	582	1,230,791

TOTAL SWITZERLAND		5,732,012
UNITED KINGDOM — 4.3%
Health Care — 4.3%
AstraZeneca ADR	37,535	2,058,044
Smith & Nephew	31,497	507,337

TOTAL UNITED KINGDOM		2,565,381
UNITED STATES — 60.3%
Health Care — 56.0%
2seventy bio *	2,093	55,130
AbbVie	17,494	2,016,708
ABIOMED *	1,641	516,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ACADIA Pharmaceuticals *	8,797	$168,902
Aerie Pharmaceuticals *	9,603	96,990
Agios Pharmaceuticals *	3,437	122,426
Alector *	9,624	198,736
Alphatec Holdings *	10,479	116,317
Amedisys *	1,215	169,675
Amgen	7,532	1,497,964
AngioDynamics *	7,519	193,614
Arena Pharmaceuticals *	2,754	150,065
Biogen *	5,507	1,298,220
Bluebird Bio *	6,275	63,440
Blueprint Medicines *	2,089	200,962
Boston Scientific *	47,923	1,824,429
Bristol-Myers Squibb	29,971	1,607,345
Brookdale Senior Living *	26,075	152,799
DaVita *	3,948	373,086
Denali Therapeutics *	4,306	199,196
Dexcom *	3,506	1,972,440
Edwards Lifesciences *	22,063	2,367,580
Eli Lilly	10,181	2,525,295
Ensign Group	1,953	149,072
Epizyme *	21,616	70,684
Exact Sciences *	6,168	526,562
Exelixis *	11,144	187,108
FibroGen *	9,666	120,922
Glaukos *	2,144	92,256
Halozyme Therapeutics *	5,153	169,431
Heron Therapeutics *	10,527	99,480
Incyte *	8,027	543,588
Inogen *	3,461	105,734
Insulet *	2,408	694,563
Integer Holdings *	1,976	157,566
Johnson & Johnson	11,384	1,775,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
LHC Group *	1,115	$127,913
LivaNova *	2,304	184,689
MannKind *	42,151	195,159
Medtronic	15,364	1,639,339
Merit Medical Systems *	3,027	190,277
National HealthCare	2,388	154,002
Neurocrine Biosciences *	3,385	281,801
Novocure *	3,678	344,408
NuVasive *	2,727	131,060
Omeros *	10,283	74,038
Pennant Group *	4,114	83,638
Radius Health *	9,173	150,988
Regeneron Pharmaceuticals *	3,903	2,484,377
Seagen *	6,585	1,053,600
Silk Road Medical *	3,653	148,239
Stryker	7,430	1,758,161
Tactile Systems Technology *	3,484	67,938
Teleflex	1,692	503,235
Theravance Biopharma *	8,357	70,199
United Therapeutics *	1,633	309,453
Zimmer Biomet Holdings	7,593	908,123
		33,440,583

Real Estate — 4.3%
Diversified Healthcare Trust ‡	37,760	105,350
LTC Properties ‡	4,143	131,582
National Health Investors ‡	2,411	125,951
Omega Healthcare Investors ‡	8,532	238,384
Sabra Health Care ‡	9,846	127,309
Ventas ‡	13,521	634,405
Welltower ‡	15,140	1,205,447
		2,568,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Aging Population ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$36,009,011
TOTAL COMMON STOCK
(Cost $61,263,502)	59,673,195
TOTAL INVESTMENTS — 99.9%
(Cost $61,263,502)	$59,673,195

Percentages are based on Net Assets of $59,755,983.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Health & Wellness ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	2,907	$187,961

CANADA — 3.0%
Consumer Discretionary — 3.0%
Gildan Activewear	30,202	1,218,392

CHINA — 11.0%
Consumer Discretionary — 11.0%
ANTA Sports Products	67,644	1,077,674
Li Ning	165,714	1,883,343
Topsports International Holdings	786,870	914,466
Xtep International Holdings	385,001	521,510

TOTAL CHINA		4,396,993
FRANCE — 2.4%
Consumer Staples — 2.4%
Danone	16,427	961,302

GERMANY — 5.8%
Consumer Discretionary — 5.8%
adidas	3,568	1,026,319
Puma	10,961	1,317,042

TOTAL GERMANY		2,343,361
HONG KONG — 1.2%
Consumer Discretionary — 1.2%
Huayi Tencent Entertainment *	2,030,851	63,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yue Yuen Industrial Holdings *	243,591	$422,449

TOTAL HONG KONG		485,491
IRELAND — 1.4%
Consumer Staples — 1.4%
Glanbia	44,104	566,429

ITALY — 0.7%
Consumer Discretionary — 0.7%
Technogym	30,430	279,324

JAPAN — 13.6%
Consumer Discretionary — 9.2%
ABC-Mart	12,471	586,509
Asics	28,711	712,560
Curves Holdings	14,130	96,320
Descente	11,595	470,764
Fast Fitness Japan	3,558	81,974
Goldwin	7,165	407,012
Shimano	4,879	1,349,250
		3,704,389

Consumer Staples — 3.6%
Ariake Japan	4,968	280,023
Yakult Honsha	23,127	1,154,873
		1,434,896

Health Care — 0.8%
Tsumura	11,594	330,324

TOTAL JAPAN		5,469,609
NETHERLANDS — 1.0%
Consumer Discretionary — 1.0%
Basic-Fit *	9,089	391,624

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Fila Holdings	9,170	$269,797
Hwaseung Enterprise	9,125	115,608
Youngone	6,695	218,395

TOTAL SOUTH KOREA		603,800
TAIWAN — 7.2%
Consumer Discretionary — 7.2%
Dyaco International	29,013	63,964
Feng TAY Enterprise	134,081	981,334
Fulgent Sun International Holding	28,765	101,799
Giant Manufacturing	56,858	636,993
Johnson Health Tech	44,901	96,732
Merida Industry	45,560	491,575
Pou Chen	444,886	512,816

TOTAL TAIWAN		2,885,213
UNITED KINGDOM — 5.4%
Consumer Discretionary — 5.4%
Frasers Group *	78,553	706,692
JD Sports Fashion	492,645	1,452,790

TOTAL UNITED KINGDOM		2,159,482
UNITED STATES — 45.1%
Consumer Discretionary — 27.2%
Columbia Sportswear	10,107	985,736
Dick’s Sporting Goods	9,971	1,172,191
Foot Locker	15,614	712,623
Hibbett	2,438	190,042
Lululemon Athletica *	3,773	1,714,489
Nautilus *	6,794	46,539
NIKE, Cl B	8,826	1,493,712
Peloton Interactive, Cl A *	9,551	420,244

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Planet Fitness, Cl A *	12,577	$1,027,415
Shoe Carnival	4,256	166,409
Skechers USA, Cl A *	20,699	929,799
Under Armour, Cl A *	28,544	673,353
VF	14,134	1,013,832
WW International *	10,459	175,920
Zumiez *	3,860	176,634
		10,898,938

Consumer Staples — 11.5%
BellRing Brands, Cl A *	5,963	128,324
Calavo Growers	2,682	108,728
Cal-Maine Foods	6,669	240,484
Celsius Holdings *	10,986	751,552
Hain Celestial Group *	15,122	596,261
Herbalife Nutrition *	17,876	667,847
Medifast	1,787	367,657
Nu Skin Enterprises, Cl A	7,694	337,613
Sanderson Farms	3,392	636,950
Sprouts Farmers Market *	17,842	472,099
USANA Health Sciences *	3,123	311,426
		4,618,941

Health Care — 5.9%
Dexcom *	3,119	1,754,718
Prestige Consumer Healthcare *	7,545	422,143
Tivity Health *	7,423	176,816
		2,353,677

Industrials — 0.5%
Healthcare Services Group	11,287	197,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Health & Wellness ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$18,069,079
TOTAL COMMON STOCK
(Cost $40,052,611)	40,018,060
TOTAL INVESTMENTS — 99.8%
(Cost $40,052,611)	$40,018,060

Percentages are based on Net Assets of $40,091,330.
*	Non-income producing security.

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X CleanTech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.8%
Information Technology — 1.8%
Novonix *	378,123	$3,203,887

BRAZIL — 0.6%
Industrials — 0.6%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia *	714,316	992,694

CANADA — 3.6%
Industrials — 2.4%
Ballard Power Systems *	278,630	4,224,031

Information Technology — 1.2%
Canadian Solar *	55,839	2,118,531

TOTAL CANADA		6,342,562
CHINA — 12.7%
Industrials — 3.4%
China Everbright Environment Group	5,752,100	3,822,018
Dongfang Electric, Cl H	307,400	492,102
Xinjiang Goldwind Science & Technology, Cl H	722,300	1,593,612
		5,907,732

Information Technology — 9.3%
Daqo New Energy ADR *	68,813	3,945,738
Flat Glass Group, Cl H	421,100	1,847,344
JinkoSolar Holding ADR *	44,558	2,329,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	4,462,900	$8,186,339
		16,308,913

TOTAL CHINA		22,216,645
DENMARK — 4.8%
Industrials — 4.8%
Vestas Wind Systems	252,029	8,391,875

GERMANY — 5.2%
Industrials — 4.3%
Nordex *	149,703	2,657,320
Varta	37,855	4,797,813
		7,455,133

Information Technology — 0.9%
SMA Solar Technology	32,399	1,563,023

TOTAL GERMANY		9,018,156
NETHERLANDS — 1.1%
Industrials — 1.1%
Alfen Beheer BV *	20,340	1,959,776

NORWAY — 1.6%
Industrials — 1.6%
NEL *	1,365,824	2,843,671

SOUTH KOREA — 10.5%
Industrials — 2.5%
CS Wind	39,441	1,882,570
Doosan Fuel Cell *	61,259	2,539,781
		4,422,351

Information Technology — 5.2%
Samsung SDI	15,780	9,139,355

Materials — 2.8%
Hanwha Solutions *	179,173	4,977,447

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$18,539,153
SPAIN — 5.6%
Industrials — 5.6%
Siemens Gamesa Renewable Energy *	369,038	9,774,053

SWITZERLAND — 1.7%
Information Technology — 1.7%
Landis+Gyr Group	27,016	1,687,405
Meyer Burger Technology *	2,491,793	1,200,391

TOTAL SWITZERLAND		2,887,796
TAIWAN — 1.2%
Information Technology — 1.2%
Simplo Technology	178,664	2,104,424

UNITED KINGDOM — 6.2%
Industrials — 3.3%
Ceres Power Holdings *	178,143	2,611,362
ITM Power *	515,276	3,122,224
		5,733,586

Materials — 2.9%
Johnson Matthey	186,369	5,168,013

TOTAL UNITED KINGDOM		10,901,599
UNITED STATES — 43.4%
Consumer Discretionary — 4.7%
QuantumScape, Cl A *	285,786	8,242,068

Industrials — 17.5%
Ameresco, Cl A *	31,205	2,818,748
Array Technologies *	125,374	2,258,613
Bloom Energy, Cl A *	136,403	3,748,354
FuelCell Energy *	301,511	2,617,115
Plug Power *	400,221	15,948,807
Shoals Technologies Group, Cl A *	97,255	2,732,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TPI Composites *	34,750	$619,593
		30,744,095

Information Technology — 21.2%
Enphase Energy *	62,648	15,662,000
First Solar *	76,647	7,940,629
SolarEdge Technologies *	27,470	9,003,567
SunPower, Cl A *	161,799	4,635,542
		37,241,738

TOTAL UNITED STATES		76,227,901
TOTAL COMMON STOCK
(Cost $194,043,222)		175,404,192
TOTAL INVESTMENTS — 100.0%
(Cost $194,043,222)		$175,404,192

Percentages are based on Net Assets of $175,458,385.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Infrastructure Development ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 1.0%
TopBuild *	187,541	$50,596,686
Industrials — 71.6%
Acuity Brands	205,925	41,462,999
Advanced Drainage Systems	397,515	49,176,581
AECOM *	836,577	57,673,618
Altra Industrial Motion	362,602	19,112,751
Arcosa	268,928	13,761,046
Argan	286,099	11,243,691
Astec Industries	191,089	11,977,459
Atkore *	266,853	28,419,844
Builders FirstSource *	1,161,276	80,639,005
Carlisle	301,989	68,007,923
Columbus McKinnon	299,830	13,318,449
Construction Partners, Cl A *	396,488	13,694,696
Crane	328,924	31,754,323
CSW Industrials	103,824	12,479,645
CSX	4,216,629	146,148,361
Deere	421,468	145,634,053
Dycom Industries *	180,606	16,883,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	1,027,873	$166,577,098
EMCOR Group	310,930	37,106,386
Emerson Electric	1,525,567	134,005,805
Exponent	292,239	34,045,843
Fastenal	2,673,334	158,181,173
Fortive	1,837,839	135,761,167
Gibraltar Industries *	187,079	12,702,664
Gorman-Rupp	383,542	16,580,521
Graco	950,936	69,313,725
Granite Construction	381,755	14,842,634
Greenbrier	352,968	14,115,190
H&E Equipment Services	405,539	17,073,192
Herc Holdings	184,821	31,502,739
Howmet Aerospace	2,459,163	69,176,255
Hubbell, Cl B	307,025	60,084,792
IDEX	428,519	96,241,082
Insteel Industries	466,985	19,688,088
Jacobs Engineering Group	737,677	105,163,233
Kansas City Southern	530,632	154,334,317
Lincoln Electric Holdings	338,852	45,731,466
Manitowoc *	883,880	16,846,753
MasTec *	416,575	38,395,718
Matrix Service *	962,906	8,367,653
MRC Global *	1,744,985	12,005,497
Mueller Industries	339,525	18,785,918
Mueller Water Products, Cl A	1,037,751	14,154,924
MYR Group *	204,296	22,617,610
Norfolk Southern	523,743	138,933,306
Northwest Pipe *	396,599	11,414,119
NOW *	1,566,928	13,099,518
Parker-Hannifin	460,946	139,233,349
Pentair	942,652	69,464,026
Powell Industries	419,505	10,244,312

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Primoris Services	417,818	$9,367,480
Quanta Services	786,075	89,439,613
RBC Bearings *	141,788	28,030,070
Regal Rexnord	150,739	23,831,836
Rockwell Automation	480,601	161,578,056
SPX *	249,691	14,519,532
Sterling Construction *	538,814	13,885,237
Team *	1,147,588	1,549,244
Terex	387,088	16,404,789
Tetra Tech	303,456	56,042,254
Titan Machinery *	570,303	18,956,872
Trane Technologies	834,562	155,770,997
Trinity Industries	644,453	17,078,004
Tutor Perini *	778,101	10,006,379
Union Pacific	619,289	145,929,260
United Rentals *	408,322	138,314,994
Valmont Industries	120,324	28,761,046
Wabash National	757,640	12,652,588
WESCO International *	282,897	35,116,005
Willdan Group *	250,498	10,022,425
Woodward	353,275	37,376,495
Zurn Water Solutions	677,014	23,729,341
		3,715,540,083
Information Technology — 3.2%
Badger Meter	168,055	17,202,110
Calix *	371,230	24,857,561
Trimble *	1,414,335	121,448,946
		163,508,617
Materials — 21.1%
Alcoa	1,052,538	48,974,593
Allegheny Technologies *	710,454	10,116,865
Arconic *	610,844	16,321,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Century Aluminum *	1,104,677	$14,614,877
Cleveland-Cliffs * (A)	2,260,074	45,992,506
Commercial Metals	672,425	20,777,932
Eagle Materials	236,868	36,529,783
Forterra *	611,980	14,559,004
Haynes International	533,843	21,391,089
Louisiana-Pacific	618,836	40,440,933
Martin Marietta Materials	352,480	142,229,205
Minerals Technologies	192,663	12,652,179
Nucor	1,709,694	181,672,084
Reliance Steel & Aluminum	360,376	53,562,685
RPM International	739,313	67,307,056
Ryerson Holding	920,266	21,561,832
Steel Dynamics	1,191,686	71,262,823
Summit Materials, Cl A *	643,353	23,997,067
United States Steel	1,237,379	27,977,139
Vulcan Materials	810,478	155,320,004
Westlake Chemical	723,052	67,185,992
		1,094,447,400
Utilities — 3.0%
MDU Resources Group	1,135,106	30,908,936
Sempra Energy	1,050,046	125,869,014
		156,777,950
TOTAL COMMON STOCK
(Cost $4,711,946,427)		5,180,870,736

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $14,726,436)	14,726,436	14,726,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $17,308,579 (collateralized by various U.S. Treasury Obligations, ranging in par value $110,030 - $1,617,845, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $17,606,136)

(Cost $17,308,564)	$17,308,564	$17,308,564
TOTAL INVESTMENTS — 100.5%
(Cost $4,743,981,427)		$5,212,905,736
Percentages are based on Net Assets of $5,186,496,734.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $30,321,500.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $32,035,000.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,180,870,736	$—	$—	$5,180,870,736
Short-Term Investment	14,726,436	—	—	14,726,436
Repurchase Agreement	—	17,308,564	—	17,308,564
Total Investments in Securities	$5,195,597,172	$17,308,564	$—	$5,212,905,736

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Thematic Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Cannabis ETF (A)	869,385	$6,346,511
Global X Cloud Computing ETF * (A) (B)	613,787	17,449,964
Global X FinTech ETF * (A) (B)	368,824	16,833,127
Global X Genomics & Biotechnology ETF * (A)	1,164,815	23,960,245
Global X Lithium & Battery Tech ETF (A)	113,408	10,545,810
Global X Renewable Energy Producers ETF (A)	579,305	9,141,433
Global X Robotics & Artificial Intelligence ETF (A)	260,185	9,418,697
Global X Social Media ETF * (A)	289,615	16,244,505
TOTAL EXCHANGE TRADED FUNDS
(Cost $123,783,568)		109,940,292

SHORT-TERM INVESTMENT(C)(D) — 4.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,090,738)	5,090,738	5,090,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 5.4%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $5,983,351 (collateralized by various U.S. Treasury Obligations, ranging in par value $38,036 - $559,268, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $6,086,213)

(Cost $5,983,346)	$5,983,346	$5,983,346
TOTAL INVESTMENTS — 109.9%
(Cost $134,857,652)		$121,014,376

Percentages are based on Net Assets of $110,081,440.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $10,555,613.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $11,074,084.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class
ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,940,292	$—	$—	$109,940,292
Short-Term Investment	5,090,738	—	—	5,090,738
Repurchase Agreement	—	5,983,346	—	5,983,346
Total Investments in Securities	$115,031,030	$5,983,346	$—	$121,014,376

For the year ended November 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2021:
	Value at 11/30/20	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/21	Shares	Dividend Income
Global X FinTech ETF	$3,470,146	$37,190,301	$(24,601,175)	$(961,248)	$1,735,103	$16,833,127	368,824	$	−
Global X Lithium & Battery Tech ETF	4,048,721	17,395,425	(15,560,147)	631,350	4,030,461	10,545,810	113,408		13,201
Global X Robotics & Artificial Intelligence ETF	3,483,367	14,199,536	(9,126,305)	(200,496)	1,062,595	9,418,697	260,185		18,536
Global X Social Media ETF	3,585,488	20,115,252	(4,955,392)	(3,708,540)	1,207,697	16,244,505	289,615		−
Global X Cannabis ETF	9,262,548	30,654,205	(28,608,809)	(8,168,267)	3,206,834	6,346,511	869,385		174,236
Global X Cloud Computing ETF	6,196,733	25,143,960	(14,839,386)	(887,107)	1,835,764	17,449,964	613,787		−
Global X Genomics & Biotechnology ETF	5,982,932	27,907,559	(6,266,807)	(5,103,368)	1,439,929	23,960,245	1,164,815		9,743
Global X Renewable Energy Producers ETF	−	10,108,453	(609,462)	(358,144)	586	9,141,433	579,305		−
Totals:	$36,029,935	$182,714,691	$(104,567,483)	$(18,755,820)	$14,518,969	$109,940,292	4,259,324		$215,716

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X AgTech & Food Innovation ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 3.8%
Materials — 3.8%
Nufarm	64,998	$211,999

CANADA — 13.9%
Consumer Staples — 0.6%
Maple Leaf Foods	880	19,379
SunOpta *	2,379	14,203
		33,582

Materials — 13.3%
Nutrien	11,112	734,726

TOTAL CANADA		768,308
CHINA — 10.5%
Consumer Staples — 10.5%
Hebei Chengde Lolo, Cl A	149,580	236,678
Yuan Longping High-tech Agriculture, Cl A *	90,900	342,683

TOTAL CHINA		579,361
FRANCE — 2.3%
Consumer Staples — 2.3%
Danone	2,213	129,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 3.1%
Health Care — 3.1%
Bayer	3,433	$172,033

ISRAEL — 0.4%
Materials — 0.4%
ICL Group	2,382	20,882

PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin *	60,422	20,410

UNITED KINGDOM — 4.6%
Consumer Staples — 4.6%
Unilever	4,970	253,740

UNITED STATES — 60.7%
Consumer Discretionary — 3.7%
GrowGeneration *	12,666	206,456

Consumer Staples — 27.8%
AppHarvest *	15,765	78,983
Archer-Daniels-Midland	1,930	120,065
Beyond Meat *	7,492	526,388
Hain Celestial Group *	431	16,994
Ingredion	223	20,768
Kellogg	1,181	72,254
Oatly Group ADR *	54,546	488,187
Sprouts Farmers Market *	866	22,914
Tattooed Chef *	11,911	191,648
		1,538,201

Industrials — 14.1%
AGCO	215	23,695
AgEagle Aerial Systems *	17,118	38,687
Agrify *	4,004	61,461
Hydrofarm Holdings Group *	6,706	221,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X AgTech & Food Innovation ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Lindsay	1,841	$267,902
Titan Machinery *	4,994	166,001
		779,044

Materials — 15.1%
Corteva	18,194	818,730
Scotts Miracle-Gro, Cl A	141	20,429
		839,159

TOTAL UNITED STATES		3,362,860
TOTAL COMMON STOCK
(Cost $6,434,176)		5,519,097

U.S. TREASURY OBLIGATION — 10.9%
U.S. Treasury Bill
0.050%, 12/16/21(A)
(Cost $599,988)	$600,000	599,983
TOTAL INVESTMENTS — 110.6%
(Cost $7,034,164)		$6,119,080

Percentages are based on Net Assets of $5,533,480.
*	Non-income producing security.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,498,687	$20,410	$—	$5,519,097
U.S. Treasury Obligation	—	599,983	—	599,983
Total Investments in Securities	$5,498,687	$620,393	$—	$6,119,080

For the year ended November 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Blockchain ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.7%
CANADA — 24.0%

Information Technology — 24.0%
BIGG Digital Assets *	2,416,120	$2,844,045
Bitfarms * (A)	872,715	6,599,108
Hive Blockchain Technologies *	1,553,966	5,863,109
Hut 8 Mining * (A)	753,124	9,152,793
Voyager Digital * (A)	440,048	6,205,541

TOTAL CANADA		30,664,596
CHINA — 12.4%
Consumer Discretionary — 0.6%
Future FinTech Group * (A)	493,628	774,996

Financials — 2.3%
BC Technology Group *	2,019,500	2,953,148

Industrials — 0.3%
SOS ADR *	247,491	316,789

Information Technology — 9.2%
Bit Digital * (A)	239,672	2,358,373

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
BIT Mining ADR * (A)	94,700	$698,886
Canaan ADR *	749,590	6,588,896
Ebang International Holdings, Cl A *	1,432,607	2,105,932
		11,752,087

TOTAL CHINA		15,797,020
GERMANY — 7.3%
Information Technology — 7.3%
Northern Data * (A)	76,010	9,376,980

HONG KONG — 1.0%
Financials — 1.0%
EQONEX *	332,916	1,334,993

UNITED KINGDOM — 4.3%
Information Technology — 4.3%
Argo Blockchain *	2,952,563	5,507,784

UNITED STATES — 49.7%
Consumer Discretionary — 2.0%
Overstock.com *	27,881	2,488,658

Financials — 16.7%
Coinbase Global, Cl A *	46,406	14,617,890
Galaxy Digital Holdings * (A)	280,427	6,724,302
		21,342,192

Information Technology — 31.0%
Cleanspark *	44,640	793,699
GreenBox POS *	223,331	1,163,555
Marathon Digital Holdings *	266,347	13,602,341
NVIDIA	9,889	3,231,330
PayPal Holdings *	8,188	1,513,879
Riot Blockchain *	467,524	17,471,372
Square, Cl A *	8,676	1,807,471
		39,583,647

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Blockchain ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$63,414,497
TOTAL COMMON STOCK
(Cost $122,546,121)		126,095,870

SHORT-TERM INVESTMENT(B)(C) — 5.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $7,508,909)	7,508,909	7,508,909

REPURCHASE AGREEMENT(B) — 8.1%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $10,277,581 (collateralized by various U.S. Treasury Obligations, ranging in par value $65,334 - $960,653, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $10,454,269)

(Cost $10,277,572)	$10,277,572	10,277,572
TOTAL INVESTMENTS — 112.7%
(Cost $140,332,602)		$143,882,351

Percentages are based on Net Assets of $127,720,212.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $16,931,043.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $17,786,481.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Blockchain ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,095,870	$—	$—	$126,095,870
Short-Term Investment	7,508,909	—	—	7,508,909
Repurchase Agreement	—	10,277,572	—	10,277,572
Total Investments in Securities	$133,604,779	$10,277,572	$—	$143,882,351

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Clean Water ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 1.6%
Utilities — 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo	19,206	$114,515
Cia de Saneamento de Minas Gerais -COPASA	11,057	25,095

TOTAL BRAZIL		139,610
CHILE — 0.4%
Utilities — 0.4%
Aguas Andinas, Cl A	149,968	31,862

CHINA — 6.2%
Industrials — 1.8%
Beijing Originwater Technology, Cl A	116,900	129,607
Zhongyuan Environment-Protection, Cl A	28,400	28,503
		158,110

Materials — 0.4%
Dalian Bio-Chemical, Cl A	13,200	30,698

Utilities — 4.0%
Beijing Enterprises Water Group	211,440	78,925
Chengdu Xingrong Environment, Cl A	67,300	63,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Guangdong Investment	157,300	$209,442
		352,006

TOTAL CHINA		540,814
FRANCE — 4.4%
Utilities — 4.4%
Suez	17,197	382,007

JAPAN — 3.7%
Industrials — 3.7%
Kurita Water Industries	5,342	249,352
METAWATER	1,519	26,087
Nomura Micro Science	542	23,127
Organo	424	25,467

TOTAL JAPAN		324,033
NORWAY — 0.2%
Industrials — 0.2%
Vow *	6,331	15,287

SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust	225,147	87,848

SOUTH KOREA — 2.0%
Consumer Discretionary — 2.0%
Coway	3,020	172,114

UNITED KINGDOM — 11.7%
Utilities — 11.7%
Pennon Group	15,642	253,505
Severn Trent	10,013	382,313
United Utilities Group	26,424	379,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED KINGDOM		$1,014,947
UNITED STATES — 68.7%
Energy — 0.3%
Select Energy Services, Cl A *	4,897	28,060

Industrials — 36.9%
Advanced Drainage Systems	3,037	375,707
AO Smith	5,532	437,305
Energy Recovery *	2,117	44,986
Evoqua Water Technologies *	6,582	296,058
Franklin Electric	2,163	190,452
Mueller Water Products, Cl A	8,606	117,386
Pentair	8,424	620,765
Reliance Worldwide	43,529	190,432
Watts Water Technologies, Cl A	1,527	288,160
Xylem	5,379	651,451
		3,212,702

Information Technology — 1.9%
Badger Meter	1,608	164,595

Materials — 8.6%
Ecolab	3,193	707,153
Forterra *	1,676	39,872
		747,025

Utilities — 21.0%
American States Water	2,038	191,939
American Water Works	3,954	666,526
California Water Service Group	2,849	179,515
Essential Utilities	12,497	590,733
Middlesex Water	938	96,652
SJW Group	1,523	102,574
		1,827,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Clean Water ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$5,980,321
TOTAL COMMON STOCK
(Cost $8,567,659)	8,688,843
TOTAL INVESTMENTS — 99.9%
(Cost $8,567,659)	$8,688,843

Percentages are based on Net Assets of $8,699,439.
*	Non-income producing security.

Cl — Class
As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Hydrogen ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%
CANADA — 14.7%
Industrials — 14.7%
Ballard Power Systems *	230,498	$3,494,350
NFI Group	4,713	75,684
Xebec Adsorption *	588,266	1,192,307

TOTAL CANADA		4,762,341
FRANCE — 5.0%
Consumer Discretionary — 0.2%
Cie Plastic Omnium	3,232	80,471

Industrials — 4.8%
McPhy Energy *	61,946	1,571,625

TOTAL FRANCE		1,652,096
JAPAN — 1.9%
Consumer Discretionary — 1.9%
Toyota Motor	34,955	616,011

NORWAY — 4.9%
Industrials — 4.9%
NEL *	760,732	1,583,858

SOUTH KOREA — 5.3%
Industrials — 5.3%
Doosan Fuel Cell *	31,548	1,307,971
S-Fuelcell	17,532	416,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$1,724,908
SWEDEN — 7.0%
Industrials — 7.0%
Cell Impact *	233,379	740,665
PowerCell Sweden *	62,300	1,524,084

TOTAL SWEDEN		2,264,749
UNITED KINGDOM — 14.0%
Industrials — 12.1%
AFC Energy *	1,926,967	1,244,093
Ceres Power Holdings *	91,438	1,340,371
ITM Power *	219,081	1,327,482
		3,911,946

Materials — 1.9%
Linde	1,983	630,872

TOTAL UNITED KINGDOM		4,542,818
UNITED STATES — 46.2%
Industrials — 44.3%
Advent Technologies Holdings *	110,205	844,170
Bloom Energy, Cl A *	171,254	4,706,060
Chart Industries *	824	143,829
Cummins	2,553	535,492
FuelCell Energy *	371,262	3,222,554
Hyster-Yale Materials Handling	1,856	72,866
Hyzon Motors *	15,797	119,899
Nikola *	8,098	82,762
Plug Power *	116,388	4,638,062
		14,365,694

Materials — 1.9%
Air Products & Chemicals	2,095	602,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Hydrogen ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$14,967,881
TOTAL COMMON STOCK
(Cost $32,638,409)	32,114,662
TOTAL INVESTMENTS — 99.0%
(Cost $32,638,409)	$32,114,662

Percentages are based on Net Assets of $32,427,368.
*	Non-income producing security.

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Solar ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.2%
Information Technology — 1.2%
Canadian Solar *	2,763	$104,828

CHINA — 54.1%
Industrials — 8.3%
ReneSola ADR *	3,723	25,688
Sungrow Power Supply, Cl A	28,400	719,169
		744,857

Information Technology — 41.2%
Daqo New Energy ADR *	4,228	242,434
Flat Glass Group, Cl H	24,700	108,358
Hangzhou First Applied Material, Cl A	18,100	345,148
JA Solar Technology, Cl A	35,200	480,016
Jiangsu Akcome Science & Technology, Cl A *	207,000	177,563
JinkoSolar Holding ADR *	2,730	142,724
LONGi Green Energy Technology, Cl A	52,700	722,462
Risen Energy, Cl A	32,700	184,605
Shenzhen SC New Energy Technology, Cl A	16,100	306,001
Tianjin Zhonghuan Semiconductor, Cl A	90,800	640,755
Xinyi Solar Holdings	192,300	352,738
		3,702,804

Utilities — 4.6%
CECEP Solar Energy, Cl A	156,900	246,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
GCL New Energy Holdings *	619,500	$24,635
Jinko Power Technology, Cl A	65,100	95,350
Xinyi Energy Holdings	92,100	47,374
		413,405

TOTAL CHINA		4,861,066
GERMANY — 1.7%
Information Technology — 0.3%
SMA Solar Technology	556	26,823

Utilities — 1.4%
Encavis	6,811	124,809

TOTAL GERMANY		151,632
INDIA — 0.6%
Utilities — 0.6%
Azure Power Global *	2,761	56,877

JAPAN — 1.3%
Industrials — 0.5%
Abalance	573	19,530
gremz	1,007	22,393
		41,923

Utilities — 0.8%
West Holdings	1,292	74,531

TOTAL JAPAN		116,454
MALAYSIA — 0.2%
Industrials — 0.2%
Solarvest Holdings	82,522	22,926

SOUTH AFRICA — 1.3%
Utilities — 1.3%
Scatec	6,814	119,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 2.1%
Materials — 2.1%
Hanwha Solutions *	6,895	$191,544

SPAIN — 1.6%
Utilities — 1.6%
Atlantica Sustainable Infrastructure	3,732	143,160

SWEDEN — 0.3%
Industrials — 0.3%
SolTech Energy Sweden *	11,625	27,952

SWITZERLAND — 0.8%
Information Technology — 0.8%
Meyer Burger Technology *	143,564	69,160

TAIWAN — 2.2%
Industrials — 0.3%
Kenmec Mechanical Engineering	28,000	26,586

Information Technology — 1.9%
Gigastorage *	30,400	26,623
Motech Industries	24,500	29,078
Tainergy Tech *	20,500	25,142
TSEC *	23,500	30,511
United Renewable Energy *	79,818	60,858
		172,212

TOTAL TAIWAN		198,798
THAILAND — 0.3%
Utilities — 0.3%
Sermsang Power NVDR	64,940	23,897

TURKEY — 0.2%
Utilities — 0.2%
Esenboga Elektrik Uretim	8,740	19,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Solar ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES — 31.9%
Industrials — 8.4%
Array Technologies *	7,594	$136,806
Beam Global *	904	23,992
FTC Solar *	3,943	33,752
Shoals Technologies Group, Cl A *	6,230	175,063
Sunrun *	8,043	370,300
Sunworks *	4,098	18,769
		758,682

Information Technology — 21.5%
Enphase Energy *	4,028	1,007,000
Maxeon Solar Technologies *	1,461	26,663
SolarEdge Technologies *	2,325	762,042
SunPower, Cl A *	4,793	137,319
		1,933,024

Utilities — 2.0%
Sunnova Energy International *	4,900	181,153

TOTAL UNITED STATES		2,872,859
TOTAL COMMON STOCK
(Cost $8,953,680)		8,980,813

U.S. TREASURY OBLIGATION — 5.6%
U.S. Treasury Bill
0.036%, 12/02/21(A)
(Cost $499,999)	$500,000	499,999
TOTAL INVESTMENTS — 105.4%
(Cost $9,453,679)		$9,480,812

Percentages are based on Net Assets of $8,994,613.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Solar ETF

*	Non-income producing security.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,980,813	$—	$—	$8,980,813
U.S. Treasury Obligation	—	499,999	—	499,999
Total Investments in Securities	$8,980,813	$499,999	$—	$9,480,812

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Wind Energy ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
BRAZIL — 2.2%
Industrials — 0.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia *	17,200	$23,903

Utilities — 1.7%
Omega Geracao *	15,900	76,395

TOTAL BRAZIL		100,298
CANADA — 17.1%
Utilities — 17.1%
Innergex Renewable Energy	11,136	164,592
Northland Power	15,921	474,602
TransAlta Renewables	9,046	130,739

TOTAL CANADA		769,933
CHINA — 41.8%
Industrials — 20.6%
Jinlei Technology, Cl A	16,700	166,244
Ming Yang Smart Energy Group, Cl A	49,800	248,889
Riyue Heavy Industry, Cl A	27,100	154,733
Titan Wind Energy Suzhou, Cl A	66,500	216,805
Xinjiang Goldwind Science & Technology, Cl H	65,800	145,175
		931,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.4%
Sinoma Science & Technology, Cl A	42,500	$243,263

Utilities — 15.8%
CECEP Wind-Power, Cl A	210,000	210,762
China Datang Renewable Power, Cl H	202,000	77,993
China Longyuan Power Group, Cl H	207,600	426,073
		714,828

TOTAL CHINA		1,889,937
DENMARK — 22.2%
Industrials — 10.6%
Vestas Wind Systems	14,387	479,048

Utilities — 11.6%
Orsted	4,084	522,186

TOTAL DENMARK		1,001,234
GERMANY — 3.7%
Industrials — 3.7%
Nordex *	9,518	168,950

GREECE — 1.5%
Utilities — 1.5%
Terna Energy	4,488	68,198

HONG KONG — 2.3%
Industrials — 1.0%
Cadeler *	4,622	17,605
China High Speed Transmission Equipment Group *	34,300	28,423
		46,028

Utilities — 1.3%
Concord New Energy Group	560,000	57,466

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$103,494
INDIA — 1.2%
Utilities — 1.2%
ReNew Energy Global, Cl A *	7,030	54,061

NORWAY — 0.3%
Industrials — 0.3%
Aker Offshore Wind *	24,773	13,959

SOUTH KOREA — 2.8%
Industrials — 2.8%
CS Bearing *	731	10,000
CS Wind	2,032	96,990
Unison *	8,959	20,023

TOTAL SOUTH KOREA		127,013
SWEDEN — 0.6%
Industrials — 0.6%
Eolus Vind, Cl B	1,711	24,973

SWITZERLAND — 0.9%
Materials — 0.9%
Gurit Holding	26	41,582

TAIWAN — 1.1%
Materials — 1.1%
Century Iron & Steel Industrial	12,000	48,338

UNITED STATES — 1.9%
Industrials — 1.9%
Infrastructure and Energy Alternatives *	3,362	31,804
TPI Composites *	3,067	54,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Wind Energy ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$86,489
TOTAL COMMON STOCK
(Cost $4,697,689)		4,498,459

U.S. TREASURY OBLIGATION — 11.1%
U.S. Treasury Bill
0.036%, 12/02/21(A)
(Cost $500,000)	$500,000	499,999
TOTAL INVESTMENTS — 110.7%
(Cost $5,197,689)		$4,998,458

Percentages are based on Net Assets of $4,513,910.
*	Non-income producing security.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,498,459	$—	$—	$4,498,459
U.S. Treasury Obligation	—	499,999	—	499,999
Total Investments in Securities	$4,498,459	$499,999	$—	$4,998,458

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF		Global X FinTech ETF		Global X Video Games & Esports ETF
Assets:
Cost of Investments	$2,138,137,844		$376,474,757		$1,025,870,726		$548,847,573
Cost of Repurchase Agreement	87,378,306		2,472,384		25,500,080		8,331,841
Cost of Foreign Currency	728,039		250,457		419		6
Investments, at Value	$2,772,790,122	*	$518,430,185	*	$1,309,455,793	*	$491,733,376	*
Repurchase Agreement, at Value	87,378,306		2,472,384		25,500,080		8,331,841
Cash	—		495,553		1,120,801		401,708
Foreign Currency, at Value	724,423		250,458		383		6
Reclaim Receivable	3,940,124		127,542		137,487		—
Dividend, Interest, and Securities Lending Income Receivable	3,033,089		351,441		765,751		394,783
Unrealized Appreciation on Spot Contracts	3,391		—		—		—
Receivable for Capital Shares Sold	—		2,671,307		20,915		—
Due from Broker	—		500,426		390,092		—
Total Assets	2,867,869,455		525,299,296		1,337,391,302		500,861,714
Liabilities:
Obligation to Return Securities Lending Collateral	161,732,516		4,575,933		47,196,004		15,420,720
Payable due to Investment Adviser	1,588,232		294,441		778,759		205,983
Payable for Investment Securities Purchased	—		2,637,417		—		—
Payable for Capital Shares Redeemed	—		500,426		390,092		—
Cash Overdraft	1,058,064		—		—		—
Custodian Fees Payable	2,252		1		—		29
Due to Broker	—		—		20,915		—
Total Liabilities	164,381,064		8,008,218		48,385,770		15,626,732
Net Assets	$2,703,488,391		$517,291,078		$1,289,005,532		$485,234,982
Net Assets Consist of:
Paid-in Capital	$2,224,935,053		$375,666,572		$1,041,686,884		$546,048,374
Total Distributable Earnings/(Loss)	478,553,338		141,624,506		247,318,648		(60,813,392)
Net Assets	$2,703,488,391		$517,291,078		$1,289,005,532		$485,234,982
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	74,590,000		13,730,000		28,320,000		16,440,000
Net Asset Value, Offering and Redemption Price Per Share	$36.24		$37.68		$45.52		$29.52
*Includes Market Value of Securities on Loan	$153,743,092		$4,341,670		$44,935,368		$14,941,607

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF		Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Assets:
Cost of Investments	$1,234,043,824		$1,302,977,350		$82,992,154	$1,131,407,313
Cost of Repurchase Agreement	10,697,536		7,447,695		—	—
Cost of Foreign Currency	23,874		6		1	21,901
Investments, at Value	$1,330,268,394	*	$1,323,780,893	*	$87,963,116	$1,130,665,464
Repurchase Agreement, at Value	10,697,536		7,447,695		—	—
Cash	1,810,543		835,033		—	3,769,886
Foreign Currency, at Value	27,964		6		1	21,841
Receivable for Capital Shares Sold	25,673,949		41,352,810		—	5,714,421
Dividend, Interest, and Securities Lending Income Receivable	1,111,822		100,871		48,803	314,811
Reclaim Receivable	67,332		—		—	1,698
Unrealized Appreciation on Spot Contracts	696		—		—	—
Receivable for Investment Securities Sold	—		1,422,551		—	—
Due from Broker	473,032		15,125,838		—	4,932,084
Total Assets	1,370,131,268		1,390,065,697		88,011,920	1,145,420,205
Liabilities:
Obligation to Return Securities Lending Collateral	19,799,191		13,784,327		—	—
Payable for Investment Securities Purchased	18,836,898		—		—	7,931,376
Payable due to Investment Adviser	700,307		839,807		31,850	465,735
Payable for Capital Shares Redeemed	473,032		16,544,687		—	4,932,084
Unrealized Depreciation on Spot Contracts	—		—		—	713
Cash Overdraft	—		—		9,882,485	—
Custodian Fees Payable	—		94		—	13
Due to Broker	6,775,812		41,352,810		—	—
Total Liabilities	46,585,240		72,521,725		9,914,335	13,329,921
Net Assets	$1,323,546,028		$1,317,543,972		$78,097,585	$1,132,090,284
Net Assets Consist of:
Paid-in Capital	$1,232,526,745		$1,306,085,830		$72,651,720	$1,136,733,048
Total Distributable Earnings/(Loss)	91,019,283		11,458,142		5,445,865	(4,642,764)
Net Assets	$1,323,546,028		$1,317,543,972		$78,097,585	$1,132,090,284
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	43,520,002		46,430,000		4,380,000	35,660,000
Net Asset Value, Offering and Redemption Price Per Share	$30.41		$28.38		$17.83	$31.75
*Includes Market Value of Securities on Loan	$18,839,898		$12,320,036		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Artificial Intelligence & Technology ETF		Global X Millennial Consumer ETF		Global X Education ETF	Global X Cannabis ETF
Assets:
Cost of Investments	$171,177,041		$206,505,133		$12,013,872	$199,087,992
Cost of Repurchase Agreement	573,597		998,652		—	18,277,407
Cost of Foreign Currency	(716)		—		1,891	—
Investments, at Value	$186,708,628	*	$227,730,745	*	$6,477,494	$121,028,508	*
Repurchase Agreement, at Value	573,597		998,652		—	18,277,407
Cash	78,423		268,918		14,860	—
Foreign Currency, at Value	—		—		1,891	268,529
Receivable for Capital Shares Sold	231,493		2,641,477		—	—
Dividend, Interest, and Securities Lending Income Receivable	134,960		25,058		4,379	172,687
Reclaim Receivable	5,814		—		—	—
Receivable for Investment Securities Sold	—		1,312,474		—	28,344
Due from Broker	—		—		—	113,968
Total Assets	187,732,915		232,977,324		6,498,624	139,889,443
Liabilities:
Obligation to Return Securities Lending Collateral	1,061,624		1,848,323		—	33,828,151
Payable due to Investment Adviser	104,606		97,966		2,834	49,217
Overdraft of Foreign Currency	705		—		—	—
Payable for Investment Securities Purchased	—		—		8,073	296,873
Payable for Capital Shares Redeemed	—		1,314,192		—	113,968
Unrealized Depreciation on Spot Contracts	—		—		10	—
Cash Overdraft	—		—		—	52,305
Custodian Fees Payable	20		—		—	86
Due to Broker	231,493		2,641,477		—	—
Total Liabilities	1,398,448		5,901,958		10,917	34,340,600
Net Assets	$186,334,467		$227,075,366		$6,487,707	$105,548,843
Net Assets Consist of:
Paid-in Capital	$172,172,924		$206,836,339		$12,996,200	$280,326,173
Total Distributable Earnings/(Loss)	14,161,543		20,239,027		(6,508,493)	(174,777,330)
Net Assets	$186,334,467		$227,075,366		$6,487,707	$105,548,843
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,900,002		5,320,000		680,000	14,610,000
Net Asset Value, Offering and Redemption Price Per Share	$31.58		$42.68		$9.54	$7.22
*Includes Market Value of Securities on Loan	$1,024,376		$1,671,352		$—	$30,897,724

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF		Global X Aging Population ETF
Assets:
Cost of Investments	$286,483,007		$4,269,436	$589,968,388		$61,263,502
Cost of Repurchase Agreement	3,581,571		—	3,697,847		—
Cost of Foreign Currency	2		—	—		2
Investments, at Value	$258,743,321	*	$4,302,094	$477,737,528	*	$59,673,195
Repurchase Agreement, at Value	3,581,571		—	3,697,847		—
Cash	—		8,751	1,265,529		33,864
Foreign Currency, at Value	2		—	—		2
Dividend, Interest, and Securities Lending Income Receivable	2,135		—	20,120		55,326
Receivable for Capital Shares Sold	—		—	38,144		—
Receivable for Investment Securities Sold	—		—	489,350		—
Reclaim Receivable	—		—	11,347		19,681
Due from Broker	—		—	—		1,008
Total Assets	262,327,029		4,310,845	483,259,865		59,783,076
Liabilities:
Obligation to Return Securities Lending Collateral	6,628,836		—	6,844,041		—
Payable due to Investment Adviser	110,027		2,223	312,125		26,083
Payable for Capital Shares Redeemed	—		—	489,611		1,008
Cash Overdraft	16,025		—	—		—
Custodian Fees Payable	45		6	29		2
Due to Broker	—		—	38,144		—
Total Liabilities	6,754,933		2,229	7,683,950		27,093
Net Assets	$255,572,096		$4,308,616	$475,575,915		$59,755,983
Net Assets Consist of:
Paid-in Capital	$290,963,887		$4,641,506	$598,402,613		$62,171,557
Total Distributable Loss	(35,391,791)		(332,890)	(122,826,698)		(2,415,574)
Net Assets	$255,572,096		$4,308,616	$475,575,915		$59,755,983
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	12,400,000		270,000	29,140,000		2,180,000
Net Asset Value, Offering and Redemption Price Per Share	$20.61		$15.96	$16.32		$27.41
*Includes Market Value of Securities on Loan	$6,610,019		$—	$6,447,861		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF		Global X Thematic Growth ETF
Assets:
Cost of Investments	$40,052,611	$194,043,222	$4,726,672,863		$5,090,738
Cost of Repurchase Agreement	—	—	17,308,564		5,983,346
Cost of Affiliated Investments	—	—	—		123,783,568
Cost of Foreign Currency	7	3	—		—
Investments, at Value	$40,018,060	$175,404,192	$5,195,597,172	*	$5,090,738	*
Repurchase Agreement, at Value	—	—	17,308,564		5,983,346
Affiliated Investments, at Value	—	—	—		109,940,292
Cash	43,507	111,858	13,303,920		117,198
Foreign Currency, at Value	7	3	—		—
Dividend, Interest, and Securities Lending Income Receivable	41,161	—	4,737,687		20,542
Reclaim Receivable	6,046	18,668	150,746		—
Receivable for Capital Shares Sold	—	—	33,219,714		3,857,201
Receivable due from Investment Adviser	—	—	—		11,869
Total Assets	40,108,781	175,534,721	5,264,317,803		125,021,186
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	32,035,000		11,074,084
Payable due to Investment Adviser	17,451	76,336	2,033,978		—
Payable for Investment Securities Purchased	—	—	43,752,091		3,865,662
Total Liabilities	17,451	76,336	77,821,069		14,939,746
Net Assets	$40,091,330	$175,458,385	$5,186,496,734		$110,081,440
Net Assets Consist of:
Paid-in Capital	$40,602,821	$208,557,074	$4,721,020,173		$126,829,991
Total Distributable Earnings/(Loss)	(511,491)	(33,098,689)	465,476,561		(16,748,551)
Net Assets	$40,091,330	$175,458,385	$5,186,496,734		$110,081,440
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,430,000	8,590,000	190,770,000		2,310,000
Net Asset Value, Offering and Redemption Price Per Share	$28.04	$20.43	$27.19		$47.65
*Includes Market Value of Securities on Loan	$—	$—	$30,321,500		$10,555,613

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Clean Water ETF
Assets:
Cost of Investments	$7,034,164	$130,055,030		$8,567,659
Cost of Repurchase Agreement	—	10,277,572		—
Cost of Foreign Currency	851	—		1,433
Investments, at Value	$6,119,080	$133,604,779	*	$8,688,843
Repurchase Agreement, at Value	—	10,277,572		—
Cash	—	45,057		1,938
Foreign Currency, at Value	844	—		1,434
Receivable for Investment Securities Sold	283,984	1,431,153		—
Dividend, Interest, and Securities Lending Income Receivable	7,603	200,343		10,389
Reclaim Receivable	367	—		508
Unrealized Appreciation on Spot Contracts	—	—		1
Receivable for Capital Shares Sold	—	4,870,537		—
Due from Broker	51,555	995,697		—
Total Assets	6,463,433	151,425,138		8,703,113
Liabilities:
Obligation to Return Securities Lending Collateral	—	17,786,481		—
Payable for Investment Securities Purchased	257,808	2,593,046		—
Payable for Capital Shares Redeemed	51,555	995,697		—
Payable due to Investment Adviser	2,302	45,572		3,674
Unrealized Depreciation on Spot Contracts	170	—		—
Cash Overdraft	618,087	—		—
Custodian Fees Payable	31	47		—
Due to Broker	—	2,284,083		—
Total Liabilities	929,953	23,704,926		3,674
Net Assets	$5,533,480	$127,720,212		$8,699,439
Net Assets Consist of:
Paid-in Capital	$6,503,520	$125,664,819		$8,507,365
Total Distributable Earnings/(Loss)	(970,040)	2,055,393		192,074
Net Assets	$5,533,480	$127,720,212		$8,699,439
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	280,000	3,950,000		520,000
Net Asset Value, Offering and Redemption Price Per Share	$19.76	$32.33		$16.73
*Includes Market Value of Securities on Loan	$—	$16,931,043		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF
Assets:
Cost of Investments	$32,638,409	$9,453,679	$5,197,689
Cost of Foreign Currency	—	(14,192)	—
Investments, at Value	$32,114,662	$9,480,812	$4,998,458
Receivable for Investment Securities Sold	329,678	39,182	—
Dividend, Interest, and Securities Lending Income Receivable	3,887	1,637	1,055
Unrealized Appreciation on Spot Contracts	1,696	66	—
Due from Broker	—	121,075	48,315
Total Assets	32,449,923	9,642,772	5,047,828
Liabilities:
Payable due to Investment Adviser	12,232	1,903	1,722
Payable for Investment Securities Purchased	—	4,411	—
Payable for Capital Shares Redeemed	—	121,075	48,315
Overdraft of Foreign Currency	—	14,192	—
Cash Overdraft	10,247	506,451	483,881
Custodian Fees Payable	76	127	—
Total Liabilities	22,555	648,159	533,918
Net Assets	$32,427,368	$8,994,613	$4,513,910
Net Assets Consist of:
Paid-in Capital	$33,092,140	$8,984,259	$4,767,391
Total Distributable Earnings/(Loss)	(664,772)	10,354	(253,481)
Net Assets	$32,427,368	$8,994,613	$4,513,910
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,330,000	350,000	190,000
Net Asset Value, Offering and Redemption Price Per Share	$24.38	$25.70	$23.76

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF	Global X Video Games & Esports ETF
Investment Income:
Dividend Income	$19,910,939	$4,753,738	$2,909,536	$4,024,995
Interest Income	25	30	53	—
Security Lending Income	1,994,342	69,421	2,179,114	125,604
Less: Foreign Taxes Withheld	(2,608,761)	(294,086)	(57,489)	(439,328)
Total Investment Income	19,296,545	4,529,103	5,031,214	3,711,271
Supervision and Administration Fees(1)	17,601,681	2,936,578	8,462,468	3,162,009
Custodian Fees(2)	40,574	2,583	935	3,256
Total Expenses	17,642,255	2,939,161	8,463,403	3,165,265
Net Investment Income (Loss)	1,654,290	1,589,942	(3,432,189)	546,006
Net Realized Gain (Loss) on:
Investments(3)	106,051,639	6,759,345	38,791,484	120,741,535
Foreign Currency Transactions	(285,116)	(8,133)	(168,026)	(106,633)
Net Realized Gain on Investments and Foreign Currency Transactions	105,766,523	6,751,212	38,623,458	120,634,902
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	194,851,707	80,375,341	(295,082)	(126,762,072)
Foreign Currency Translations	(143,868)	(2,105)	(5,385)	(4,392)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	194,707,839	80,373,236	(300,467)	(126,766,464)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	300,474,362	87,124,448	38,322,991	(6,131,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	$302,128,652	$88,714,390	$34,890,802	$(5,585,556)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Investment Income:
Dividend Income	$8,896,999	$2,087,324	$623,135	$5,712,493
Interest Income	—	38	10	26
Security Lending Income	486,937	43,874	—	—
Less: Foreign Taxes Withheld	(541,298)	—	(11,035)	(43,429)
Total Investment Income	8,842,638	2,131,236	612,110	5,669,090
Supervision and Administration Fees(1)	5,934,718	9,700,881	214,004	3,237,647
Custodian Fees(2)	1,741	1,461	117	4,986
Total Expenses	5,936,459	9,702,342	214,121	3,242,633
Waiver of Supervision and Administration Fees	–	–	–	(130,273)
Net Expenses	5,936,459	9,702,342	214,121	3,112,360
Net Investment Income (Loss)	2,906,179	(7,571,106)	397,989	2,556,730
Net Realized Gain (Loss) on:
Investments(3)	80,721,096	368,572,611	2,332,463	54,988,622
Foreign Currency Transactions	(19,573)	10,538	(2,988)	(96,508)
Net Realized Gain on Investments and Foreign Currency Transactions	80,701,523	368,583,149	2,329,475	54,892,114
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	75,909,896	(231,440,120)	4,979,801	(5,445,185)
Foreign Currency Translations	(2,828)	(10)	(6)	(527)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	75,907,068	(231,440,130)	4,979,795	(5,445,712)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	156,608,591	137,143,019	7,309,270	49,446,402
Net Increase in Net Assets Resulting from Operations	$159,514,770	$129,571,913	$7,707,259	$52,003,132

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Artificial Intelligence & Technology ETF	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Investment Income:
Dividend Income	$1,635,765	$1,286,546	$58,950	$113,044
Interest Income	—	12	3	20
Security Lending Income	12,077	1,964	—	3,205,266
Less: Foreign Taxes Withheld	(109,789)	—	(1,719)	—
Total Investment Income	1,538,053	1,288,522	57,234	3,318,330
Supervision and Administration Fees(1)	1,234,864	944,458	52,767	734,070
Custodian Fees(2)	380	459	459	4,872
Total Expenses	1,235,244	944,917	53,226	738,942
Net Investment Income	302,809	343,605	4,008	2,579,388
Net Realized Gain (Loss) on:
Investments(3)	40,301,277	33,121,119	(1,079,362)	(70,536,986)
Foreign Currency Transactions	(13,843)	—	27	(11,622)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	40,287,434	33,121,119	(1,079,335)	(70,548,608)
Net Change in Unrealized Depreciation on:
Investments	(8,748,842)	(7,238,875)	(5,996,290)	(83,571,989)
Foreign Currency Translations	(451)	—	(205)	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(8,749,293)	(7,238,875)	(5,996,495)	(83,571,989)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	31,538,141	25,882,244	(7,075,830)	(154,120,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,840,950	$26,225,849	$(7,071,822)	$(151,541,209)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF	Global X Aging Population ETF
Investment Income:
Dividend Income	$261,789	$19,189	$1,015,801	$514,049
Interest Income	1	1	2	1
Security Lending Income	64,297	—	102,277	—
Less: Foreign Taxes Withheld	(2,370)	(1,954)	(23,281)	(20,582)
Total Investment Income	323,717	17,236	1,094,799	493,468
Supervision and Administration Fees(1)	1,076,994	32,613	4,661,152	265,382
Custodian Fees(2)	319	138	1,149	386
Total Expenses	1,077,313	32,751	4,662,301	265,768
Net Investment Income (Loss)	(753,596)	(15,515)	(3,567,502)	227,700
Net Realized Gain (Loss) on:
Investments(3)	7,773,280	(199,115)	81,381,841	7,437,997
Foreign Currency Transactions	58	(1,744)	125	2,689
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	7,773,338	(200,859)	81,381,966	7,440,686
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(41,829,286)	90,211	(167,182,862)	(8,325,374)
Foreign Currency Translations	—	—	(997)	(1,478)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(41,829,286)	90,211	(167,183,859)	(8,326,852)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(34,055,948)	(110,648)	(85,801,893)	(886,166)
Net Decrease in Net Assets Resulting from Operations	$(34,809,544)	$(126,163)	$(89,369,395)	$(658,466)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF	Global X Thematic Growth ETF
Investment Income:
Dividend Income	$430,900	$939,091	$34,398,529	$—
Dividend Income, from Affiliated Investments	—	—	—	215,716
Interest Income	—	—	229	1
Security Lending Income	—	—	22,380	387,417
Less: Foreign Taxes Withheld	(31,994)	(54,775)	—	—
Total Investment Income	398,906	884,316	34,421,138	603,134
Supervision and Administration Fees(1)	164,866	743,073	14,628,049	470,794
Custodian Fees(2)	86	1,095	2,156	241
Total Expenses	164,952	744,168	14,630,205	471,035
Reimbursement from Adviser (3)	–	–	–	(594,387)
Net Expenses	164,952	744,168	14,630,205	(123,352)
Net Investment Income	233,954	140,148	19,790,933	726,486
Net Realized Gain (Loss) on:
Investments(4)	4,530,040	(14,019,852)	104,623,377	—
Affiliated Investments	—	—	—	14,518,969
Foreign Currency Transactions	(1,830)	(6,003)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,528,210	(14,025,855)	104,623,377	14,518,969
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,454,231)	(21,085,838)	401,755,516	—
Affiliated Investments	—	—	—	(18,755,820)
Foreign Currency Translations	(684)	(1,306)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,454,915)	(21,087,144)	401,755,516	(18,755,820)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	3,073,295	(35,112,999)	506,378,893	(4,236,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,307,249	$(34,972,851)	$526,169,826	$(3,510,365)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	See Note 3 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended November 30, 2021

	Global X AgTech & Food Innovation ETF(1)	Global X Blockchain ETF(1)	Global X Clean Water ETF(2)
Investment Income:
Dividend Income	$16,083	$125	$104,631
Interest Income	2	4	—
Security Lending Income	—	200,344	—
Less: Foreign Taxes Withheld	(826)	—	(1,913)
Total Investment Income	15,259	200,473	102,718
Supervision and Administration Fees(3)	7,029	98,543	17,468
Custodian Fees(4)	90	396	36
Total Expenses	7,119	98,939	17,504
Net Investment Income	8,140	101,534	85,214
Net Realized Gain (Loss) on:
Investments(5)	(62,812)	5,701,525	27,843
Foreign Currency Transactions	(159)	2,931	(1,426)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(62,971)	5,704,456	26,417
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(915,084)	3,549,749	121,184
Foreign Currency Translations	(125)	—	(31)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(915,209)	3,549,749	121,153
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(978,180)	9,254,205	147,570
Net Increase (Decrease) in Net Assets Resulting from Operations	$(970,040)	$9,355,739	$232,784
(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on April 8, 2021.
(3)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended November 30, 2021

	Global X Hydrogen ETF(1)	Global X Solar ETF(2)	Global X Wind Energy ETF(2)
Investment Income:
Dividend Income	$9,692	$2,141	$3,713
Interest Income	1	1	1
Less: Foreign Taxes Withheld	(557)	(10)	(807)
Total Investment Income	9,136	2,132	2,907
Supervision and Administration Fees(3)	25,418	3,632	3,596
Custodian Fees(4)	378	128	—
Total Expenses	25,796	3,760	3,596
Net Investment Loss	(16,660)	(1,628)	(689)
Net Realized Loss on:
Investments(5)	(123,418)	(14,524)	(53,201)
Foreign Currency Transactions	(2,643)	(665)	(357)
Net Realized Loss on Investments and Foreign Currency Transactions	(126,061)	(15,189)	(53,558)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(523,747)	27,133	(199,231)
Foreign Currency Translations	1,696	38	(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(522,051)	27,171	(199,234)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(648,112)	11,982	(252,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(664,772)	$10,354	$(253,481)

(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on September 8, 2021.
(3)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$1,654,290	$3,242,472	$1,589,942	$1,315,269
Net Realized Gain on Investments and Foreign Currency Transactions(1)	105,766,523	7,613,107	6,751,212	16,117,099
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	194,707,839	626,860,201	80,373,236	46,240,265
Net Increase in Net Assets Resulting from Operations	302,128,652	637,715,780	88,714,390	63,672,633
Distributions	(1,369,174)	(5,209,655)	(1,320,266)	(1,147,071)
Return of Capital	(3,009,240)	(891,490)	—	—
Capital Share Transactions:
Issued	516,103,043	410,953,206	139,901,773	137,037,322
Redeemed	(268,539,477)	(364,376,798)	(6,512,771)	(34,682,420)
Increase in Net Assets from Capital Share Transactions	247,563,566	46,576,408	133,389,002	102,354,902
Total Increase in Net Assets	545,313,804	678,191,043	220,783,126	164,880,464
Net Assets:
Beginning of Year	2,158,174,587	1,479,983,544	296,507,952	131,627,488
End of Year	$2,703,488,391	$2,158,174,587	$517,291,078	$296,507,952
Share Transactions:
Issued	14,770,000	15,950,000	4,030,000	5,600,000
Redeemed	(8,080,000)	(17,100,000)	(200,000)	(1,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,690,000	(1,150,000)	3,830,000	4,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Video Games & Esports ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(3,432,189)	$(1,840,919)	$546,006	$67,313
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	38,623,458	(13,205,493)	120,634,902	14,607,273
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(300,467)	238,992,156	(126,766,464)	69,574,661
Net Increase (Decrease) in Net Assets Resulting from Operations	34,890,802	223,945,744	(5,585,556)	84,249,247
Distributions	—	—	(4,336,763)	(67,560)
Capital Share Transactions:
Issued	457,538,483	278,249,866	502,883,686	452,438,823
Redeemed	(77,598,302)	(41,173,195)	(489,067,100)	(56,852,547)
Increase in Net Assets from Capital Share Transactions	379,940,181	237,076,671	13,816,586	395,586,276
Total Increase in Net Assets	414,830,983	461,022,415	3,894,267	479,767,963
Net Assets:
Beginning of Year	874,174,549	413,152,134	481,340,715	1,572,752
End of Year	$1,289,005,532	$874,174,549	$485,234,982	$481,340,715
Share Transactions:
Issued	9,580,000	8,300,000	15,330,000	19,250,000
Redeemed	(1,710,000)	(1,400,000)	(15,740,000)	(2,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,870,000	6,900,000	(410,000)	16,750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$2,906,179	$207,504	$(7,571,106)	$(4,118,942)
Net Realized Gain on Investments and Foreign Currency Transactions(1)	80,701,523	1,780,536	368,583,149	147,392,184
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	75,907,068	20,973,963	(231,440,130)	242,627,223
Net Increase in Net Assets Resulting from Operations	159,514,770	22,962,003	129,571,913	385,900,465
Distributions	(2,137,703)	(148,067)	—	(216,000)
Capital Share Transactions:
Issued	1,323,971,188	102,125,471	631,431,054	909,735,434
Redeemed	(293,724,764)	(3,871,797)	(848,948,000)	(362,316,444)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,030,246,424	98,253,674	(217,516,946)	547,418,990
Total Increase (Decrease) in Net Assets	1,187,623,491	121,067,610	(87,945,033)	933,103,455
Net Assets:
Beginning of Year	135,922,537	14,854,927	1,405,489,005	472,385,550
End of Year	$1,323,546,028	$135,922,537	$1,317,543,972	$1,405,489,005
Share Transactions:
Issued	48,040,000	5,450,000	21,430,000	42,050,000
Redeemed	(10,770,000)	(250,000)	(29,400,000)	(17,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	37,270,000	5,200,000	(7,970,000)	24,850,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Data Center REITs & Digital Infrastructure ETF		Global X Cybersecurity ETF
	Year Ended November 30, 2021	Period Ended November 30, 2020(1)	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$397,989	$506	$2,556,730	$86,100
Net Realized Gain on Investments and Foreign Currency Transactions(2)	2,329,475	162	54,892,114	1,476,776
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,979,795	(8,833)	(5,445,712)	4,518,525
Net Increase (Decrease) in Net Assets Resulting from Operations	7,707,259	(8,165)	52,003,132	6,081,401
Distributions	(239,154)	—	(165,949)	(130,636)
Capital Share Transactions:
Issued	76,496,797	3,743,722	1,727,556,856	42,185,801
Redeemed	(9,602,874)	—	(693,937,307)	(3,216,779)
Increase in Net Assets from Capital Share Transactions	66,893,923	3,743,722	1,033,619,549	38,969,022
Total Increase in Net Assets	74,362,028	3,735,557	1,085,456,732	44,919,787
Net Assets:
Beginning of Year/Period	3,735,557	—	46,633,552	1,713,765
End of Year/Period	$78,097,585	$3,735,557	$1,132,090,284	$46,633,552
Share Transactions:
Issued	4,690,000	250,000	58,280,000	2,100,000
Redeemed	(560,000)	—	(24,670,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	4,130,000	250,000	33,610,000	1,950,000

(1)	The Fund commenced operations on October 27, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Millennial Consumer ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$302,809	$494,532	$343,605	$157,088
Net Realized Gain on Investments and Foreign Currency Transactions(1)	40,287,434	5,048,075	33,121,119	1,634,770
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(8,749,293)	20,629,782	(7,238,875)	26,411,623
Net Increase in Net Assets Resulting from Operations	31,840,950	26,172,389	26,225,849	28,203,481
Distributions	(496,492)	(293,815)	(197,478)	(326,460)
Capital Share Transactions:
Issued	156,875,013	65,644,332	155,153,247	26,317,605
Redeemed	(122,053,513)	(15,598,992)	(68,616,926)	(15,066,868)
Increase in Net Assets from Capital Share Transactions	34,821,500	50,045,340	86,536,321	11,250,737
Total Increase in Net Assets	66,165,958	75,923,914	112,564,692	39,127,758
Net Assets:
Beginning of Year	120,168,509	44,244,595	114,510,674	75,382,916
End of Year	$186,334,467	$120,168,509	$227,075,366	$114,510,674
Share Transactions:
Issued	5,430,000	2,900,000	3,710,000	900,000
Redeemed	(4,180,000)	(800,000)	(1,640,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	1,250,000	2,100,000	2,070,000	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Education ETF		Global X Cannabis ETF
	Year Ended November 30, 2021	Period Ended November 30, 2020(1)	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$4,008	$(4,394)	$2,579,388	$893,403
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(1,079,335)	67,416	(70,548,608)	(3,805,246)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,996,495)	459,932	(83,571,989)	6,618,255
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,071,822)	522,954	(151,541,209)	3,706,412
Distributions	(4,036)	—	(1,884,853)	(501,916)
Return of Capital	(6,036)	—	—	—
Capital Share Transactions:
Issued	9,647,103	7,879,257	275,820,914	28,360,906
Redeemed	(2,933,247)	(1,546,466)	(53,005,874)	—
Increase in Net Assets from Capital Share Transactions	6,713,856	6,332,791	222,815,040	28,360,906
Total Increase (Decrease) in Net Assets	(368,038)	6,855,745	69,388,978	31,565,402
Net Assets:
Beginning of Year/Period	6,855,745	—	36,159,865	4,594,463
End of Year/Period	$6,487,707	$6,855,745	$105,548,843	$36,159,865
Share Transactions:
Issued	520,000	500,000	14,560,000	2,700,000
Redeemed	(240,000)	(100,000)	(2,950,000)	—
Net Increase in Shares Outstanding from Share Transactions	280,000	400,000	11,610,000	2,700,000

(1)	The Fund commenced operations on July 10, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Loss	$(753,596)	$(154,881)	$(15,515)	$(2,388)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	7,773,338	5,206,530	(200,859)	(5,680)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(41,829,286)	12,154,278	90,211	(57,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,809,544)	17,205,927	(126,163)	(65,621)
Distributions	(157,150)	—	—	—
Capital Share Transactions:
Issued	244,145,634	57,860,443	3,521,172	2,297,749
Redeemed	(35,557,651)	(11,849,645)	(1,318,521)	—
Increase in Net Assets from Capital Share Transactions	208,587,983	46,010,798	2,202,651	2,297,749
Total Increase in Net Assets	173,621,289	63,216,725	2,076,488	2,232,128
Net Assets:
Beginning of Year/Period	81,950,807	18,734,082	2,232,128	—
End of Year/Period	$255,572,096	$81,950,807	$4,308,616	$2,232,128
Share Transactions:
Issued	10,100,000	3,350,000	200,000	150,000
Redeemed	(1,600,000)	(650,000)	(80,000)	—
Net Increase in Shares Outstanding from Share Transactions	8,500,000	2,700,000	120,000	150,000

(1)	The Fund commenced operations on September 22, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Telemedicine & Digital Health ETF		Global X Aging Population ETF
	Year Ended November 30, 2021	Period Ended November 30, 2020(1)	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(3,567,502)	$197,233	$227,700	$130,386
Net Realized Gain on Investments and Foreign Currency Transactions(2)	81,381,966	4,212,161	7,440,686	1,121,071
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(167,183,859)	54,952,002	(8,326,852)	3,221,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,369,395)	59,361,396	(658,466)	4,473,453
Distributions	(193,332)	—	(168,728)	(207,290)
Capital Share Transactions:
Issued	416,278,429	450,607,051	37,949,132	18,592,284
Redeemed	(341,814,594)	(19,293,640)	(20,272,786)	(3,499,173)
Increase in Net Assets from Capital Share Transactions	74,463,835	431,313,411	17,676,346	15,093,111
Total Increase (Decrease) in Net Assets	(15,098,892)	490,674,807	16,849,152	19,359,274
Net Assets:
Beginning of Year/Period	490,674,807	—	42,906,831	23,547,557
End of Year/Period	$475,575,915	$490,674,807	$59,755,983	$42,906,831
Share Transactions:
Issued	21,160,000	27,750,000	1,290,000	750,000
Redeemed	(18,670,000)	(1,100,000)	(710,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	2,490,000	26,650,000	580,000	600,000

(1)	The Fund commenced operations on July 29, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health & Wellness ETF		Global X CleanTech ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$233,954	$94,216	$140,148	$10,479
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	4,528,210	2,165,439	(14,025,855)	(2,573)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,454,915)	47,301	(21,087,144)	2,447,006
Net Increase (Decrease) in Net Assets Resulting from Operations	3,307,249	2,306,956	(34,972,851)	2,454,912
Distributions	(137,684)	(95,104)	(85,349)	—
Capital Share Transactions:
Issued	34,773,877	14,278,870	206,263,932	26,068,557
Redeemed	(18,348,025)	(16,109,523)	(24,270,816)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	16,425,852	(1,830,653)	181,993,116	26,068,557
Total Increase in Net Assets	19,595,417	381,199	146,934,916	28,523,469
Net Assets:
Beginning of Year/Period	20,495,913	20,114,714	28,523,469	—
End of Year/Period	$40,091,330	$20,495,913	$175,458,385	$28,523,469
Share Transactions:
Issued	1,220,000	700,000	8,430,000	1,500,000
Redeemed	(640,000)	(800,000)	(1,340,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	580,000	(100,000)	7,090,000	1,500,000

(1)	The Fund commenced operations on October 27, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF		Global X Thematic Growth ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$19,790,933	$2,019,654	$726,486	$33,093
Net Realized Gain (Loss) on Investments (1)	104,623,377	(8,543,451)	14,518,969	2,753,474
Net Change in Unrealized Appreciation (Depreciation) on Investments	401,755,516	62,924,477	(18,755,820)	4,786,079
Net Increase (Decrease) in Net Assets Resulting from Operations	526,169,826	56,400,680	(3,510,365)	7,572,646
Distributions	(7,771,784)	(1,004,004)	(391,721)	(16,854)
Capital Share Transactions:
Issued	4,363,784,152	481,978,464	152,944,973	47,069,175
Redeemed	(349,320,945)	(66,804,212)	(75,042,293)	(21,193,938)
Increase in Net Assets from Capital Share Transactions	4,014,463,207	415,174,252	77,902,680	25,875,237
Total Increase in Net Assets	4,532,861,249	470,570,928	74,000,594	33,431,029
Net Assets:
Beginning of Year	653,635,485	183,064,557	36,080,846	2,649,817
End of Year	$5,186,496,734	$653,635,485	$110,081,440	$36,080,846
Share Transactions:
Issued	172,070,000	27,150,000	2,910,000	1,350,000
Redeemed	(13,600,000)	(5,350,000)	(1,450,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	158,470,000	21,800,000	1,460,000	750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Agtech & Food Innovation ETF	Global X Blockchain ETF
	Period Ended November 30, 2021(1)	Period Ended November 30, 2021(1)
Operations:
Net Investment Income	$8,140	$101,534
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(62,971)	5,704,456
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(915,209)	3,549,749
Net Increase (Decrease) in Net Assets Resulting from Operations	(970,040)	9,355,739
Capital Share Transactions:
Issued	6,503,520	129,901,496
Redeemed	—	(11,537,023)
Increase in Net Assets from Capital Share Transactions	6,503,520	118,364,473
Total Increase in Net Assets	5,533,480	127,720,212
Net Assets:
Beginning of Period	—	—
End of Period	$5,533,480	$127,720,212
Share Transactions:
Issued	280,000	4,250,000
Redeemed	—	(300,000)
Net Increase in Shares Outstanding from Share Transactions	280,000	3,950,000

(1)	The Fund commenced operations on July 12, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF	Global X Hydrogen ETF
	Period Ended November 30, 2021(1)	Period Ended November 30, 2021(2)
Operations:
Net Investment Income (Loss)	$85,214	$(16,660)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	26,417	(126,061)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	121,153	(522,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	232,784	(664,772)
Distributions	(8,160)	—
Capital Share Transactions:
Issued	8,645,836	33,092,140
Redeemed	(171,021)	—
Increase in Net Assets from Capital Share Transactions	8,474,815	33,092,140
Total Increase in Net Assets	8,699,439	32,427,368
Net Assets:
Beginning of Period	—	—
End of Period	$8,699,439	$32,427,368
Share Transactions:
Issued	530,000	1,330,000
Redeemed	(10,000)	—
Net Increase in Shares Outstanding from Share Transactions	520,000	1,330,000

(1)	The Fund commenced operations on April 8, 2021.
(2)	The Fund commenced operations on July 12, 2021.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Solar ETF	Global X Wind Energy ETF
	Period Ended November 30, 2021(1)	Period Ended November 30, 2021(1)
Operations:
Net Investment Loss	$(1,628)	$(689)
Net Realized Loss on Investments and Foreign Currency Transactions(2)	(15,189)	(53,558)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,171	(199,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,354	(253,481)
Capital Share Transactions:
Issued	8,984,259	4,767,391
Increase in Net Assets from Capital Share Transactions	8,984,259	4,767,391
Total Increase in Net Assets	8,994,613	4,513,910
Net Assets:
Beginning of Period	—	—
End of Period	$8,994,613	$4,513,910
Share Transactions:
Issued	350,000	190,000
Net Increase in Shares Outstanding from Share Transactions	350,000	190,000

(1)	The Fund commenced operations on September 8, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Robotics & Artificial Intelligence ETF
2021	31.78	0.02	4.50	4.52	(0.02)	—		(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—		(0.01)
2019	19.70	0.19	1.93	2.12	(0.39)	—		—
2018	23.96	0.19	(4.45)	(4.26)	— ***	—	***	—
2017	14.87	0.01	9.09	9.10	(0.01)	—		—
Global X Internet of Things ETF
2021	29.95	0.13	7.72	7.85	(0.12)	—		—
2020	22.89	0.17	7.08	7.25	(0.19)	—		—
2019	18.04	0.20	4.93	5.13	(0.28)	—		—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)		—
2017	15.52	0.16	4.49	4.65	(0.05)	—		—
Global X FinTech ETF
2021	42.75	(0.13)	2.90	2.77	—	—		—
2020	30.49	(0.11)	12.37	12.26	—	—		—
2019	24.55	(0.08)	6.06	5.98	—	—		(0.04)
2018	21.79	(0.08)	2.86	2.78	—	(0.02)		—
2017	14.91	(0.03)	6.91	6.88	—	—		—
Global X Video Games & Esports ETF
2021	28.57	0.04	1.14	1.18	(0.23)	—	***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—		—
2019(1)	14.99	—	0.74	0.74	—	—		—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.06)	36.24	14.23	2,703,488	0.68		0.06	22.66
(0.09)	31.78	48.90	2,158,175	0.68		0.21	22.27
(0.39)	21.43	11.16	1,479,984	0.68		0.98	10.97
— ***	19.70	(17.77)	1,726,274	0.70		0.83	28.50
(0.01)	23.96	61.22	1,412,589	0.69		0.05	15.29

(0.12)	37.68	26.24	517,291	0.68		0.37	9.25
(0.19)	29.95	31.88	296,508	0.68		0.71	14.28
(0.28)	22.89	29.01	131,627	0.68		1.04	11.71
(0.22)	18.04	(9.33)	82,983	0.69		0.88	16.69
(0.05)	20.12	30.04	85,521	0.70		0.85	24.90

—	45.52	6.48	1,289,006	0.68		(0.28)	29.60
—	42.75	40.21	874,175	0.68		(0.33)	15.75
(0.04)	30.49	24.42	413,152	0.68		(0.29)	16.40
(0.02)	24.55	12.79	327,734	0.68		(0.29)	20.58
—	21.79	46.14	50,106	0.68		(0.13)	11.65

(0.23)	29.52	4.09	485,235	0.50		0.09	23.45
(0.04)	28.57	82.04	481,341	0.50		0.04	12.02
—	15.73	4.94	1,573	0.50	†	(0.45)†	0.27

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
2019	13.26	0.22	1.11	1.33	(0.44)	—	—
2018(1)	15.00	0.11	(1.85)	(1.74)	—	—	—
Global X Cloud Computing ETF
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
2019(2)	15.06	(0.04)	0.97	0.93	—	—	—
Global X Data Center REITs & Digital Infrastructure ETF
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(3)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Cybersecurity ETF
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
2019(4)	15.27	—	1.87	1.87	—	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.08)	30.41	40.22	1,323,546	0.68		0.33		18.17
(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	^†	(0.16	)†	3.57
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1,2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets wereexcluded, the ratio would have been 0.52% for the year ended November 30, 2021 and 0.60% for the yearsended November 30, 2020 and November 30, 2019.

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 12, 2019.
(3)	The Fund commenced operations on October 27, 2020.
(4)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Artificial Intelligence & Technology ETF
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
2019	14.24	0.10	3.13	3.23	(0.12)	—	—
2018(1)	15.00	0.05	(0.81)	(0.76)	—	—	—
Global X Millennial Consumer ETF
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)	—
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)	—
2017	15.58	0.07	3.51	3.58	(0.05)	—	—
Global X Education ETF
2021	17.14	0.01	(7.60)	(7.59)	— ***	—	(0.01)
2020(2)	15.20	(0.01)	1.95	1.94	—	—	—
Global X Cannabis ETF
2021	12.05	0.22	(4.81)	(4.59)	(0.24)	—	—
2020	15.31	0.81	(3.46)	(2.65)	(0.61)	—	—
2019(3)	24.41	0.22	(9.32)	(9.10)	—	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.09)	31.58	22.60	186,334	0.68		0.17		26.37
(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
(0.11)	35.23	38.47	114,511	0.50	^	0.19		7.11
(0.11)	25.55	19.07	75,383	0.50	^	0.42		10.44
(0.17)	21.57	13.87	31,279	0.50	^	0.40		10.94
(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97

(0.01)	9.54	(44.30)	6,488	0.50		0.04		35.89
—	17.14	12.76	6,856	0.51	†	(0.23	)†	10.62

(0.24)	7.22	(38.79)	105,549	0.50		1.76		113.26
(0.61)	12.05	(17.03)	36,160	0.51		8.11		59.79
—	15.31	(37.28)	4,594	0.50	†	6.19	†	11.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on May 11, 2018.
(2)	The Fund commenced operations on July 10, 2020.
(3)	The Fund commenced operations on September 17, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Genomics & Biotechnology ETF
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—
2019(1)	15.28	(0.05)	0.38	0.33	—	—	—
Global X China Biotech Innovation ETF
2021	14.88	(0.05)	1.13	1.08	—	—	—
2020(2)	15.09	(0.02)	(0.19)	(0.21)	—	—	—
Global X Telemedicine & Digital Health ETF
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(3)	15.23	0.01	3.17	3.18	—	—	—
Global X Aging Population ETF
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)	—
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)	—
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.03)	20.61	(1.77)	255,572	0.50		(0.35)	29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)	29.76
—	15.61	2.16	18,734	0.68	†	(0.59)†	23.12

—	15.96	7.26	4,309	0.65		(0.31)	50.08
—	14.88	(1.39)	2,232	0.67	†	(0.65)†	10.48

(0.01)	16.32	(11.32)	475,576	0.68		(0.52)	42.39
—	18.41	20.88	490,675	0.68	†	0.18 †	9.67

(0.09)	27.41	2.51	59,756	0.50		0.43	19.57
(0.18)	26.82	14.79	42,907	0.50	^	0.43	9.10
(0.24)	23.55	15.38	23,548	0.50	^	0.62	14.18
(0.20)	20.67	6.55	15,503	0.50	^	0.63	14.39
(0.16)	19.60	30.58	7,841	0.52	^	0.44	10.20

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on September 22, 2020.
(3)	The Fund commenced operations on July 29, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Health & Wellness ETF
2021	24.11	0.20	3.87	4.07	(0.14)	—		—
2020	21.17	0.10	2.92	3.02	(0.08)	—		—
2019	18.59	0.14	2.60	2.74	(0.16)	—		—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)		—
2017	14.72	0.17	1.94	2.11	(0.08)	—		—
Global X CleanTech ETF
2021	19.02	0.02	1.40	1.42	(0.01)	—		—
2020(1)	15.07	0.02	3.93	3.95	—	—		—
Global X U.S. Infrastructure Development ETF
2021	20.24	0.17	6.87	7.04	(0.09)	—	***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—		—
2019	15.57	0.13	1.90	2.03	(0.17)	—		—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—		—
2017(2)	14.98	0.10	1.08	1.18	—	—		—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.14)	28.04	16.90	40,091	0.50		0.71		14.90
(0.08)	24.11	14.34	20,496	0.50	^	0.48		20.54
(0.16)	21.17	14.89	20,115	0.50	^	0.74		18.05
(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73

(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	19.02	26.21	28,523	0.50	†	1.18	†	—

(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
(0.17)	17.43	13.28	183,065	0.47	^^	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	^^	0.77		6.76
—	16.16	7.88	20,203	0.47	^^†	0.91	†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

^^
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50%, 0.58%, and 0.58%, for the years ended November 30, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on March 6, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Thematic Growth ETF
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—
2019(1)	25.23	—	1.27	1.27	—	—	—
Global X AgTech & Food Innovation ETF
2021(2)	25.34	0.05	(5.63)	(5.58)	—	—	—
Global X Blockchain ETF
2021(2)	25.01	0.06	7.26	7.32	—	—	—
Global X Clean Water ETF
2021(3)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X Hydrogen ETF
2021(2)	25.04	(0.03)	(0.63)	(0.66)	—	—	—
Global X Solar ETF
2021(4)	24.19	(0.01)	1.52	1.51	—	—	—
Global X Wind Energy ETF
2021(4)	24.82	(0.01)	(1.05)	(1.06)	—	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.29)	47.65	12.95	110,081	(0.13	)‡	0.77		32.16
(0.11)	42.45	60.81	36,081	(0.12	)‡	0.29		103.23
—	26.50	5.03	2,650	(0.15	)†‡	0.15	†	—

—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

—	32.33	29.27	127,720	0.50	†	0.52	†	19.49

(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

—	24.38	(2.64)	32,427	0.51	†	(0.33	)†	40.38

—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a reimbursement of acquired fund fees (See Note 3 in Notes to Financial Statements.) If these offsets and acquired fund fees were excluded, the ratio would have been 0.50%.

(1)	The Fund commenced operations on October 25, 2019.
(2)	The Fund commenced operations on July 12, 2021.
(3)	The Fund commenced operations on April 8, 2021.
(4)	The Fund commenced operations on September 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2021, the Trust had one hundred and two portfolios, eighty-nine of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Cybersecurity ETF, Global X Artificial Intelligence & Technology ETF, Global X Millennial Consumer ETF, Global X Education ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X China Biotech Innovation ETF, Global X Telemedicine & Digital Health ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X CleanTech ETF, Global X U.S. Infrastructure Development ETF, Global X Thematic Growth ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Clean Water ETF, Global X Hydrogen ETF, Global X Solar ETF and Global X Wind Energy ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF and Global X U.S. Infrastructure Development ETF, has elected non-diversified status under the 1940 Act.
Effective April 1, 2021, the Global X Longevity Thematic ETF changed its name to Global X Aging Population ETF, the Global X Millennials Thematic ETF changed its name to Global X Millennial Consumer ETF, and the Global X Health & Wellness Thematic ETF changed its name to Global X Health & Wellness ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2021, Global X Cannabis ETF had one fair valued security totaling $1,582,637 in value. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended November 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of November 30, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X Cannabis ETF

Assets	Fair Value at 11/30/21	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$1,582,637	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	5.0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of November 30, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$87,378,306	$87,378,306	$	−	$	−
Global X Internet of Things ETF
BNP Paribas	$2,472,384	$2,472,384	$	−	$	−
Global X FinTech ETF
BNP Paribas	$25,500,080	$25,500,080	$	−	$	−
Global X Video Games & Esports ETF
BNP Paribas	$8,331,841	$8,331,841	$	−	$	−
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$10,697,536	$10,697,536	$	−	$	−
Global X Cloud Computing ETF
BNP Paribas	$7,447,695	$7,447,695	$	−	$	−
Global X Artificial Intelligence & Technology ETF
BNP Paribas	$573,597	$573,597	$	−	$	−
Global X Millennial Consumer ETF
BNP Paribas	$998,652	$998,652	$	−	$	−
Global X Cannabis ETF
BNP Paribas	$18,277,407	$18,277,407	$	−	$	−
Global X Genomics & Biotechnology ETF
BNP Paribas	$3,581,571	$3,581,571	$	−	$	−
Global X Telemedicine & Digital Health ETF
BNP Paribas	$3,697,847	$3,697,847	$	−	$	−
Global X U.S. Infrastructure Development ETF
BNP Paribas	$17,308,564	$17,308,564	$	−	$	−
Global X Thematic Growth ETF
BNP Paribas	$5,983,346	$5,983,346	$	−	$	−
Global X Blockchain ETF
BNP Paribas	$10,277,572	$10,277,572	$	−	$	−

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the year ended November 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at November 30, 2021	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	10,000	$500	$362,400	$500
Global X Internet of Things ETF	10,000	500	376,800	500
Global X FinTech ETF	10,000	500	455,200	500
Global X Video Games & Esports ETF	10,000	500	295,200	500
Global X Autonomous & Electric Vehicles ETF	10,000	500	304,100	500
Global X Cloud Computing ETF	10,000	500	283,800	500
Global X Data Center REITs & Digital Infrastructure ETF	10,000	500	178,300	500
Global X Cybersecurity ETF	10,000	500	317,500	500
Global X Artificial Intelligence & Technology ETF	10,000	500	315,800	500
Global X Millennial Consumer ETF	10,000	500	426,800	500
Global X Education ETF	10,000	500	95,400	500
Global X Cannabis ETF	10,000	500	72,200	500
Global X Genomics & Biotechnology ETF	10,000	500	206,100	500
Global X China Biotech Innovation ETF	10,000	500	159,600	500
Global X Telemedicine & Digital Health ETF	10,000	500	163,200	500
Global X Aging Population ETF	10,000	500	274,100	500
Global X Health & Wellness ETF	10,000	500	280,400	500
Global X CleanTech ETF	10,000	500	204,300	500
Global X U.S. Infrastructure Development ETF	10,000	500	271,900	500
Global X Thematic Growth ETF	10,000	500	476,500	500
Global X AgTech & Food Innovation ETF	10,000	500	197,600	500
Global X Blockchain ETF	10,000	500	323,300	500
Global X Clean Water ETF	10,000	500	167,300	500
Global X Hydrogen ETF	10,000	500	243,800	500
Global X Solar ETF	10,000	500	257,000	500
Global X Wind Energy ETF	10,000	500	237,600	500

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, (except for Global X Thematic Growth ETF), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X Thematic Growth ETF in affiliated investment companies. For the year ended November 30, 2021, the Adviser paid acquired fund fees and expenses of $594,387.

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses the rate of supervision and administration fees paid by the Funds pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X FinTech ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Cybersecurity ETF	0.50%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Millennial Consumer ETF	0.50%
Global X Education ETF	0.50%
Global X Cannabis ETF	0.50%
Global X Genomics & Biotechnology ETF	0.50%
Global X China Biotech Innovation ETF	0.65%
Global X Telemedicine & Digital Health ETF	0.68%
Global X Aging Population ETF	0.50%
Global X Health & Wellness ETF	0.50%
Global X CleanTech ETF	0.50%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Thematic Growth ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Clean Water ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%

* Pursuant to expense limitation agreements, prior to April 1, 2020, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Funds’ average daily net assets per

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce each Fund’s management fees to 0.50% and end the expense limitation agreements as of April 1, 2020, waived or reimbursed fees prior to April 1, 2020 are still subject to recoupment. As of November 30, 2021, the amounts of waivers/reimbursements subject to recoupment for the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF, $18,918 expiring 2022, $9,461 expiring 2022 and $8,496 expiring 2022, respectively. As of November 30, 2021, there had been no recoupment of previously waived and reimbursed fees.
** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of November 30, 2021, the amount of waivers/reimbursements subject to recoupment for the Fund was $44,734 expiring in 2022. As of November 30, 2021, there had been no recoupment of previously waived and reimbursed fees.
*** Pursuant to an expense limitation agreement between the Global X Cybersecurity ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Fund’s average daily net assets until April 1, 2021. The Board voted to permanently reduce the Fund’s fees to 0.50% and end the expense limitation agreement as of April 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)
November 30, 2021

4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$577,561,026	$581,170,802
Global X Internet of Things ETF	54,399,823	39,559,613
Global X FinTech ETF	361,631,636	363,710,556
Global X Video Games & Esports ETF	159,314,408	146,344,622
Global X Autonomous & Electric Vehicles ETF	235,467,507	158,666,070
Global X Cloud Computing ETF	334,682,774	340,967,340
Global X Data Center REITs & Digital Infrastructure ETF	13,547,823	6,867,770
Global X Cybersecurity ETF	180,025,300	166,440,151
Global X Artificial Intelligence & Technology ETF	59,743,482	47,819,269
Global X Millennial Consumer ETF	21,477,408	21,671,306
Global X Education ETF	4,313,329	3,648,444
Global X Cannabis ETF	156,778,362	157,232,457
Global X Genomics & Biotechnology ETF	64,682,190	61,848,078
Global X China Biotech Innovation ETF	4,501,217	2,462,844
Global X Telemedicine & Digital Health ETF	299,912,937	284,009,629
Global X Aging Population ETF	12,086,367	10,281,092
Global X Health & Wellness ETF	10,046,444	4,887,066
Global X CleanTech ETF	98,878,045	52,042,060
Global X U.S. Infrastructure Development ETF	321,188,722	308,652,729
Global X Thematic Growth ETF	29,587,248	29,300,142
Global X AgTech & Food Innovation ETF	1,338,028	1,277,467
Global X Blockchain ETF	11,287,421	11,326,413
Global X Clean Water ETF	1,306,433	282,042
Global X Hydrogen ETF	8,175,848	5,993,387
Global X Solar ETF	5,004,658	463,369
Global X Wind Energy ETF	2,748,079	798,230

Notes to Financial Statements (continued)
November 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
For each of the years ended November 30, 2021, and November 30, 2020, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$516,176,567	$268,404,834	$104,021,753
Global X Internet of Things ETF	124,298,078	5,853,786	2,702,825
Global X FinTech ETF	455,294,813	77,635,643	32,639,364
Global X Video Games & Esports ETF	438,401,077	441,702,887	122,014,036
Global X Autonomous & Electric Vehicles ETF	1,243,079,372	291,206,321	85,610,777
Global X Cloud Computing ETF	635,933,771	853,780,576	365,920,393
Global X Data Center REITs & Digital Infrastructure ETF	69,706,585	9,421,401	2,014,075
Global X Cybersecurity ETF	1,711,103,704	690,141,933	61,785,267
Global X Artificial Intelligence & Technology ETF	141,480,507	118,763,825	40,858,235
Global X Millennial Consumer ETF	155,261,180	68,410,599	33,089,756
Global X Education ETF	8,876,876	2,847,433	(337,863)
Global X Cannabis ETF	275,557,718	51,606,966	24,761,396
Global X Genomics & Biotechnology ETF	240,138,908	35,229,260	13,974,372
Global X China Biotech Innovation ETF	630,424	485,396	145,716
Global X Telemedicine & Digital Health ETF	396,173,748	342,418,244	86,292,306
Global X Aging Population ETF	35,801,242	19,845,490	8,006,911
Global X Health & Wellness ETF	27,943,145	16,642,208	4,758,017
Global X CleanTech ETF	155,189,990	20,025,277	495,401
Global X Hydrogen ETF	30,579,365	–	–
Global X U.S. Infrastructure Development ETF	4,358,056,593	348,552,979	121,363,658
Global X Clean Water ETF	7,685,779	170,354	32,550
Global X AgTech & Food Innovation ETF	6,436,426	–	–
Global X Blockchain ETF	128,912,482	12,034,770	7,300,346
Global X Thematic Growth ETF	153,127,441	75,266,423	17,652,968
Global X Solar ETF	4,426,914	–	–
Global X Wind Energy ETF	2,801,043	–	–

Notes to Financial Statements (continued)
November 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
2020	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$361,874,568	$365,215,738	$43,090,534
Global X Internet of Things ETF	124,223,802	34,531,153	18,792,933
Global X FinTech ETF	278,707,608	41,228,494	8,267,048
Global X Video Games & Esports ETF	404,900,530	51,302,801	14,900,863
Global X Autonomous & Electric Vehicles ETF	94,454,889	3,876,841	2,108,375
Global X Cloud Computing ETF	898,712,110	357,026,062	151,841,623
Global X Data Center REITs & Digital Infrastructure ETF	3,494,554	–	–
Global X Cybersecurity ETF	41,832,394	3,133,182	1,581,964
Global X Artificial Intelligence & Technology ETF	59,534,429	15,359,452	5,699,200
Global X Millennial Consumer ETF	26,325,170	15,069,551	2,463,389
Global X Education ETF	7,065,338	1,479,215	297,249
Global X Cannabis ETF	28,284,111	–	–
Global X Genomics & Biotechnology ETF	56,763,285	11,838,830	6,006,376
Global X China Biotech Innovation ETF	381,631	–	–
Global X Telemedicine & Digital Health ETF	423,596,806	19,341,416	7,163,396
Global X Aging Population ETF	17,727,057	3,427,727	1,538,247
Global X Health & Wellness ETF	12,677,296	14,689,729	2,443,155
Global X CleanTech ETF	19,036,658	–	–
Global X U.S. Infrastructure Development ETF	481,671,681	66,650,851	(9,164,993)
Global X Thematic Growth ETF	44,864,162	21,983,043	2,875,470

For the year ended November 30, 2021, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The permanent differences primarily consist of foreign currency, REIT adjustments, reclassification of distributions, investments in publically traded partnerships, and sales of passive foreign investment companies. The permanent differences that are credited or charged to Paid In Capital and distributable earnings are primarily related to redemptions in kind and net operating losses and have been reclassified to/from the following accounts during the fiscal year ended November 30, 2021:

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Robotics & Artificial Intelligence ETF	$102,780,768	$(102,780,768)
Global X Internet of Things ETF	2,688,040	(2,688,040)
Global X FinTech ETF	32,240,137	(32,240,137)
Global X Video Games & Esports ETF	120,245,660	(120,245,660)
Global X Autonomous & Electric Vehicles ETF	85,355,463	(85,355,463)
Global X Cloud Computing ETF	360,733,174	(360,733,174)
Global X Data Center REITs & Digital Infrastructure ETF	2,014,075	(2,014,075)
Global X Cybersecurity ETF	61,036,134	(61,036,134)
Global X Artificial Intelligence & Technology ETF	40,393,093	(40,393,093)
Global X Millennial Consumer ETF	32,842,838	(32,842,838)
Global X Education ETF	(341,660)	341,660
Global X Cannabis ETF	23,396,142	(23,396,142)
Global X Genomics & Biotechnology ETF	13,502,753	(13,502,753)
Global X China Biotech Innovation ETF	141,106	(141,106)
Global X Telemedicine & Digital Health ETF	85,461,971	(85,461,971)
Global X Aging Population ETF	7,861,041	(7,861,041)
Global X Health & Wellness ETF	4,753,744	(4,753,744)
Global X CleanTech ETF	495,401	(495,401)
Global X U.S. Infrastructure Development ETF	121,363,658	(121,363,658)
Global X Thematic Growth ETF	17,653,604	(17,653,604)
Global X Blockchain ETF	7,300,346	(7,300,346)
Global X Clean Water ETF	32,550	(32,550)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2021 and November 30, 2020 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2021	$1,369,174	$–	$3,009,240	$4,378,414
2020	5,209,655	–	891,490	6,101,145
Global X Internet of Things ETF
2021	$1,320,266	$–	$–	$1,320,266
2020	1,147,071	–	–	1,147,071
Global X FinTech ETF
2021	$–	$–	$–	$–
2020	–	–	–	–
Global X Video Games & Esports ETF
2021	$4,336,763	$–	$–	$4,336,763
2020	67,560	–	–	67,560
Global X Autonomous & Electric Vehicles ETF
2021	$2,137,703	$–	$–	$2,137,703
2020	148,067	–	–	148,067

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Cloud Computing ETF
2021	$–	$–	$–	$–
2020	158,369	57,631	–	216,000
Global X Data Center REITs & Digital Infrastructure ETF
2021	$239,154	$–	$–	$239,154
2020	–	–	–	–
Global X Cybersecurity ETF
2021	$163,450	$2,499	$–	$165,949
2020	130,636	–	–	130,636
Global X Artificial Intelligence & Technology ETF
2021	$496,492	$–	$–	$496,492
2020	293,815	–	–	293,815
Global X Millennial Consumer ETF
2021	$197,478	$–	$–	$197,478
2020	295,120	31,340	–	326,460
Global X Education ETF
2021	$4,036	$–	$6,036	$10,072
2020	–	–	–	–
Global X Cannabis ETF
2021	$1,884,853	$–	$–	$1,884,853
2020	501,916	–	–	501,916
Global X Genomics & Biotechnology ETF
2021	$157,150	$–	$–	$157,150
2020	–	–	–	–
Global X China Biotech Innovation ETF
2021	$–	$–	$–	$–
2020	–	–	–	–
Global X Telemedicine & Digital Health ETF
2021	$193,332	$–	$–	$193,332
2020	–	–	–	–
Global X Aging Population ETF
2021	$168,728	$–	$–	$168,728
2020	161,566	45,724	–	207,290
Global X Health & Wellness ETF
2021	$137,684	$–	$–	$137,684
2020	95,104	–	–	95,104
Global X CleanTech ETF
2021	$85,349	$–	$–	$85,349
2020	–	–	–	–
Global X U.S. Infrastructure Development ETF
2021	$7,771,784	$–	$–	$7,771,784
2020	1,004,004	–	–	1,004,004
Global X Thematic Growth ETF
2021	$391,721	$–	$–	$391,721
2020	16,854	–	–	16,854
Global X AgTech & Food Innovation ETF
2021	$–	$–	$–	$–

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Blockchain ETF
2021	$–	$–	$–	$–
Global X Clean Water ETF
2021	$8,160	$–	$–	$8,160
Global X Hydrogen ETF
2021	$–	$–	$–	$–
Global X Solar ETF
2021	$–	$–	$–	$–
Global X Wind Energy ETF
2021	$–	$–	$–	$–

As of November 30, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF
Undistributed Ordinary Income	$–	$834,626	$53,277,389
Undistributed Long-Term Capital Gain	–	628,188	–
Capital Loss Carryforwards	(150,741,956)	–	(29,232,938)
Unrealized Appreciation on Investments and Foreign Currency	629,295,293	140,161,697	223,274,194
Other Temporary Differences	1	(5)	3
Total Distributable Earnings	$478,553,338	$141,624,506	$247,318,648

	Global X Funds
	Global X Video Games & Esports ETF	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF
Undistributed Ordinary Income	$1,985,253	$1,083,211	$–
Undistributed Long-Term Capital Gain	1,007,377	547,077	21,230,015
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(63,806,021)	89,388,998	(2,774,947)
Late Year Loss Deferral	–	–	(6,996,928)
Other Temporary Differences	(1)	(3)	2
Total Distributable Earnings (Accumulated Losses)	$(60,813,392)	$91,019,283	$11,458,142

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$541,477	$6,460,101	$76,997
Undistributed Long-Term Capital Gain	277	81,575	–
Post October Losses	–	(378,665)	–
Capital Loss Carryforwards	–	–	(79,609)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,904,111	(10,805,777)	14,164,157
Other Temporary Differences	–	2	(2)
Total Distributable Earnings (Accumulated Losses)	$5,445,865	$(4,642,764)	$14,161,543

	Global X Funds
	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Undistributed Ordinary Income	$265,511	$–	$1,140,709
Capital Loss Carryforwards	(466,313)	(896,391)	(66,990,231)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	20,439,830	(5,612,102)	(108,927,806)
Other Temporary Differences	(1)	–	(2)
Total Distributable Earnings (Accumulated Losses)	$20,239,027	$(6,508,493)	$(174,777,330)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Undistributed Ordinary Income	$20,335	$–	$–
Capital Loss Carryforwards	(4,935,526)	(342,730)	(5,333,192)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(30,476,601)	24,336	(114,166,327)
Late Year Loss Deferral	–	(14,496)	(3,327,178)
Other Temporary Differences	1	–	(1)
Total Accumulated Losses	$(35,391,791)	$(332,890)	$(122,826,698)

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$148,495	$188,616	$399,782
Capital Loss Carryforwards	(607,603)	(207,413)	(10,334,015)
Unrealized Depreciation on Investments and Foreign Currency	(1,956,466)	(492,694)	(23,164,452)
Other Temporary Differences	–	–	(4)
Total Accumulated Losses	$(2,415,574)	$(511,491)	$(33,098,689)

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Thematic Growth ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$15,555,496	$351,357	$36,941
Capital Loss Carryforwards	–	(602,290)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	449,921,063	(16,497,616)	(1,006,982)
Other Temporary Differences	2	(2)	1
Total Distributable Earnings (Accumulated Losses)	$465,476,561	$(16,748,551)	$(970,040)

	Global X Funds
	Global X Blockchain ETF	Global X Clean Water ETF	Global X Hydrogen ETF
Undistributed Ordinary Income	$4,557,761	$76,275	$15,747
Capital Loss Carryforwards	(1,816,728)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(685,639)	115,799	(680,519)
Other Temporary Differences	(1)	–	–
Total Distributable Earnings (Accumulated Losses)	$2,055,393	$192,074	$(664,772)

	Global X Funds
	Global X Solar ETF	Global X Wind Energy ETF
Undistributed Ordinary Income	$2,117	$–
Capital Loss Carryforwards	–	(1,716)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	8,237	(250,717)
Late Year Loss Deferral	–	(1,046)
Other Temporary Differences	–	(2)
Total Distributable Earnings (Accumulated Losses)	$10,354	$(253,481)

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2021 through November 30, 2021 and November 1, 2021 through November 30, 2021, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$84,566,247	$66,175,709	$150,741,956
Global X FinTech ETF	9,879,322	19,353,616	29,232,938
Global X Artificial Intelligence & Technology ETF	79,609	−	79,609
Global X Millennial Consumer ETF	466,313	−	466,313
Global X Education ETF	892,023	4,368	896,391
Global X Cannabis ETF	66,990,231	−	66,990,231
Global X Genomics & Biotechnology ETF	4,935,526	−	4,935,526
Global X China Biotech Innovation ETF	342,730	−	342,730
Global X Telemedicine & Digital Health ETF	5,333,192	−	5,333,192
Global X Aging Population ETF	395,424	212,179	607,603
Global X Health & Wellness ETF	32,918	174,495	207,413
Global X CleanTech ETF	10,334,015	−	10,334,015
Global X Thematic Growth ETF	602,290	−	602,290
Global X Blockchain ETF	1,816,728	−	1,816,728
Global X Wind Energy ETF	1,716	−	1,716

During the year ended November 30, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss		Total
Global X Robotics & Artificial Intelligence ETF	$3,842,429	$	−	$3,842,429
Global X Internet of Things ETF	2,400,581		1,093,750	3,494,331
Global X FinTech ETF	1,103,918		2,017,792	3,121,710
Global X Autonomous & Electric Vehicles ETF	624,629		418,854	1,043,483
Global X Cloud Computing ETF	1,239,928		−	1,239,928
Global X Artificial Intelligence & Technology ETF	381,637		157,197	538,834
Global X Millennial Consumer ETF	381,063		−	381,063
Global X Cannabis ETF	−		146,699	146,699
Global X Health & Wellness ETF	142,079		−	142,079

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2021, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$2,230,989,267	$870,564,599	$(241,269,306)	$629,295,293
Global X Internet of Things ETF	380,743,176	151,063,809	(10,902,112)	140,161,697
Global X FinTech ETF	1,111,678,745	393,749,883	(170,475,689)	223,274,194
Global X Video Games & Esports ETF	563,867,214	65,906,809	(129,712,830)	(63,806,021)
Global X Autonomous & Electric Vehicles ETF	1,251,574,301	175,932,769	(86,543,771)	89,388,998
Global X Cloud Computing ETF	1,334,003,535	149,019,786	(151,794,733)	(2,774,947)
Global X Data Center REITs & Digital Infrastructure ETF	83,059,005	7,986,508	(3,082,397)	4,904,111
Global X Cybersecurity ETF	1,141,470,736	77,661,046	(88,466,823)	(10,805,777)
Global X Artificial Intelligence & Technology ETF	173,117,619	29,341,377	(15,177,220)	14,164,157
Global X Millennial Consumer ETF	208,289,567	37,850,084	(17,410,254)	20,439,830
Global X Education ETF	12,089,410	462,612	(6,074,714)	(5,612,102)
Global X Cannabis ETF	248,233,721	1,387,793	(110,315,599)	(108,927,806)
Global X Genomics & Biotechnology ETF	292,801,493	27,496,617	(57,973,218)	(30,476,601)
Global X China Biotech Innovation ETF	4,277,758	569,090	(544,754)	24,336
Global X Telemedicine & Digital Health ETF	595,600,705	35,219,941	(149,386,268)	(114,166,327)
Global X Aging Population ETF	61,628,920	5,106,482	(7,062,948)	(1,956,466)
Global X Health & Wellness ETF	40,510,111	4,231,148	(4,723,842)	(492,694)
Global X CleanTech ETF	198,567,535	12,153,212	(35,317,664)	(23,164,452)
Global X U.S. Infrastructure Development ETF	4,762,984,673	550,057,515	(100,136,452)	449,921,063
Global X Thematic Growth ETF	137,511,992	1,702,422	(18,200,038)	(16,497,616)
Global X AgTech & Food Innovation ETF	7,125,937	79,427	(1,086,409)	(1,006,982)
Global X Blockchain ETF	144,567,990	8,048,534	(8,734,173)	(685,639)
Global X Clean Water ETF	8,573,013	324,245	(208,446)	115,799
Global X Hydrogen ETF	32,796,877	1,681,080	(2,361,599)	(680,519)
Global X Solar ETF	9,472,613	277,793	(269,556)	8,237
Global X Wind Energy ETF	5,249,175	185,308	(436,025)	(250,717)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS
The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments. Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).
Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depository Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash to be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
At November 30, 2021, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
BNP Paribas Securities Corp	$631,218	$642,390
BofA Securities Inc.	23,730,077	25,035,929
Citigroup	111,081	113,047
Credit Suisse Securities	2,837,287	3,030,370
Goldman Sachs & Co.	2,916,064	3,065,454
J.P. Morgan Securities LLC	53,962,883	56,863,697
Morgan Stanley & Co. LLC	63,687,644	66,722,060
National Financial Services LLC	1,511,864	1,529,010
Nomura Securities International Inc	16,256	17,061
Scotia Capital	159,590	167,520
UBS AG London Branch	3,666,108	4,023,878
UBS Securities LLC	513,020	522,100
Total	$153,743,092	$161,732,516
Global X Internet of Things ETF
Barclays Capital Inc.	$567,000	$599,105
BofA Securities Inc.	1,789,769	1,896,857
Citigroup	113,271	119,102
Credit Suisse Securities	560,067	588,897
Goldman Sachs & Co.	479,036	501,376
Scotia Capital	42,930	45,140
SG Americas Securities	219,867	231,185
UBS AG London Branch	431,875	451,281
UBS Securities LLC	137,855	142,990
Total	$4,341,670	$4,575,933
Global X FinTech ETF
BMO Capital Markets	$766,296	$818,493
BNP Paribas Securities Corp	982,032	1,002,990
BofA Securities Inc.	17,261,946	18,429,417
Citigroup	5,534,133	5,691,789
Credit Suisse Securities	428,629	469,184
Goldman Sachs & Co.	2,691,291	2,801,336
J.P. Morgan Securities LLC	14,262,322	14,843,770
Morgan Stanley & Co. LLC	1,277,527	1,304,792
National Financial Services LLC	338,788	349,120
Scotia Capital	1,321,775	1,411,068
UBS AG London Branch	61,773	64,820
Wells Fargo	8,856	9,225
Total	$44,935,368	$47,196,004

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Video Games & Esports ETF
Citigroup	$1,620,807	$1,515,388	(1)
Credit Suisse Securities	1,669,494	1,732,846
Goldman Sachs & Co.	10,521,994	10,987,442
J.P. Morgan Securities LLC	1,035,232	1,071,350
UBS AG London Branch	94,080	113,694
Total	$14,941,607	$15,420,720
Global X Autonomous & Electric Vehicles ETF
Barclays Capital Inc.	$8,062,740	$8,585,700
BofA Securities Inc.	261,724	268,994
Citigroup	317,788	341,038
Credit Suisse Securities	734,184	787,950
Goldman Sachs & Co.	3,629,126	3,722,757
J.P. Morgan Securities LLC	2,114,474	2,269,275
Scotia Capital	3,038,181	3,106,555
SG Americas Securities LLC	122,195	131,347
UBS Securities LLC	559,486	585,575
Total	$18,839,898	$19,799,191
Global X Cloud Computing ETF
J.P. Morgan Securities LLC	$5,058,316	$5,243,225
Scotia Capital	55,352	57,240
UBS AG London Branch	3,154,824	4,294,152
UBS Securities LLC	4,051,544	4,189,710
Total	$12,320,036	$13,784,327
Global X Artificial Intelligence & Technology ETF
Goldman Sachs & Co.	$235,413	$247,005
J.P. Morgan Securities LLC	788,963	814,619
Total	$1,024,376	$1,061,624
Global X Millennial Consumer ETF
J.P. Morgan Securities LLC	$693,952	$764,400
Scotia Capital	976,544	1,082,691
UBS AG London Branch	856	1,232
Total	$1,671,352	$1,848,323

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Cannabis ETF
Barclays Capital Inc.	$6,011,995	$4,440,318	(1)
BNP Parabis S.A. (New York Branch)	121,765	127,600
Citigroup	2,306,410	2,371,646
Credit Suisse Securities	477,044	546,401
Goldman Sachs & Co.	1,590,576	1,593,414
J.P. Morgan Securities LLC	3,205,691	3,094,618	(1)
Morgan Stanley & Co. LLC	3,953,641	5,913,506
Scotia Capital	5,934,795	7,002,223
UBS AG London Branch	5,543,225	6,939,475
UBS Securities LLC	1,752,582	1,798,950
Total	$30,897,724	$33,828,151
Global X Genomics & Biotechnology ETF
Barclays Capital Inc.	$947,640	$993,750
BNP Paribas Securities Corp	714,008	724,790
BofA Securities Inc.	1,770,406	1,723,712	(1)
Citigroup	516,271	502,736	(1)
Goldman Sachs & Co.	2,656,968	2,679,258
National Financial Services LLC	4,726	4,590	(1)
Total	$6,610,019	$6,628,836
Global X Telemedicine & Digital Health ETF
BofA Securities Inc.	$23,673	$26,325
Citigroup	3,460,919	3,641,715
Credit Suisse Securities	115,913	128,475
Goldman Sachs & Co.	1,389,149	1,483,916
National Financial Services LLC	1,186,407	1,196,010
UBS AG London Branch	271,800	367,600
Total	$6,447,861	$6,844,041
Global X U.S. Infrastructure Development ETF
Barclays Capital Inc.	$30,321,500	$32,035,000
Total	$30,321,500	$32,035,000
Global X Thematic Growth ETF
BofA Securities Inc.	$3,470,736	$3,620,250
Citigroup	6,279,101	6,546,280
Goldman Sachs & Co.	191,688	199,290
UBS AG London Branch	614,088	708,264
Total	$10,555,613	$11,074,084

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Blockchain ETF
BMO Capital Markets	$23,124	$23,617
BofA Securities Inc.	11,532,506	12,060,817
Credit Suisse Securities	21,018	21,360
Goldman Sachs & Co.	5,354,395	5,680,687
Total	$16,931,043	$17,786,481

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices, Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with the adoption of Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with Rule 2a-5 and the other requirements by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Notes to Financial Statements (concluded)
November 30, 2021

10. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-six of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Health & Wellness ETF (1)	Global X Cybersecurity ETF (1)
Global X Aging Population ETF (1)	Global X Thematic Growth ETF (1)
Global X Millennial Consumer ETF (1)	Global X Education ETF (2)
Global X FinTech ETF (1)	Global X Telemedicine & Digital Health ETF (3)
Global X Internet of Things ETF (1)	Global X China Biotech Innovation ETF (4)
Global X Robotics & Artificial Intelligence ETF (1)	Global X CleanTech ETF (5)
Global X U.S. Infrastructure Development ETF (1)	Global X Data Center REITs & Digital Infrastructure ETF (5)
Global X Autonomous & Electric Vehicles ETF (1)	Global X Clean Water ETF (6)
Global X Artificial Intelligence & Technology ETF (1)	Global X AgTech & Food Innovation ETF (7)
Global X Genomics & Biotechnology ETF (1)	Global X Blockchain ETF (7)
Global X Cloud Computing ETF (1)	Global X Hydrogen ETF (7)
Global X Cannabis ETF (1)	Global X Solar ETF (8)

Report of Independent Registered Public Accounting Firm

Global X Video Games & Esports ETF (1)	Global X Wind Energy ETF (8)

1.	Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for each of the two years in the period ended November 30, 2021
2.
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period July 10, 2020 (commencement of operations) through November 30, 2020

3.
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period July 29, 2020 (commencement of operations) through November 30, 2020

4.
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period September 22, 2020 (commencement of operations) through November 30, 2020

5.
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period October 27, 2020 (commencement of operations) through November 30, 2020

6.	Statement of operations and statement of changes in net assets for the period April 8, 2021 (commencement of operations) through November 30, 2021
7.	Statement of operations and statement of changes in net assets for the period July 12, 2021 (commencement of operations) through November 30, 2021
8.	Statement of operations and statement of changes in net assets for the period September 8, 2021 (commencement of operations) through November 30, 2021

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian, transfer agent and brokers; when

Report of Independent Registered Public Accounting Firm

replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2022
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2021 to November 30, 2021).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,059.00	0.68%	$3.51
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,088.40	0.68%	$3.56
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,008.40	0.68%	$3.42
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$912.90	0.50%	$2.40
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$1,100.80	0.68%	$3.58
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,084.90	0.68%	$3.55
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$1,092.10	0.50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,160.00	0.50%	$2.71
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$1,094.00	0.68%	$3.57
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$1,034.40	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Education ETF
Actual Fund Return	$1,000.00	$653.50	0.50%	$2.07
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Cannabis ETF
Actual Fund Return	$1,000.00	$474.90	0.50%	$1.85
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$957.70	0.50%	$2.45
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$842.20	0.65%	$3.00
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29

Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$886.00	0.68%	$3.21
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Aging Population ETF
Actual Fund Return	$1,000.00	$940.10	0.50%	$2.43
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$957.60	0.50%	$2.45
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X CleanTech ETF
Actual Fund Return	$1,000.00	$1,061.30	0.50%	$2.58
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,028.80	0.47%	$2.39
Hypothetical 5% Return	1,000.00	1,022.71	0.47	2.38

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$982.80	0.00%	$0.00
Hypothetical 5% Return	1,000.00	1,024.37	0.00	0.00

Global X AgTech & Food Innovation ETF*
Actual Fund Return	$1,000.00	$779.80	0.51%	$1.75	(2)
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

Global X Blockchain ETF*
Actual Fund Return	$1,000.00	$973.60	0.51%	$1.94	(2)
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

Global X Clean Water ETF**
Actual Fund Return	$1,000.00	$1,054.20	0.50%	$2.57	(3)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Hydrogen ETF*
Actual Fund Return	$1,000.00	$973.60	0.51%	$1.94	(2)
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

Global X Solar ETF***
Actual Fund Return	$1,000.00	$1,062.40	0.50%	$1.19	(4)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Wind Energy ETF***
Actual Fund Return	$1,000.00	$957.30	0.50%	$1.11	(4)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period from inception to date).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 136/365 (to reflect the period from inception to date).
(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 83/365 (to reflect the period from inception to date).
*	The Fund commenced operations on July 12, 2021.
**	The Fund commenced operations on April 8, 2021.
***	The Fund commenced operations on September 8, 2021.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on May 21, 20211 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Blockchain ETF, the Global X AgTech & Food Innovation ETF, the Global X Hydrogen ETF, the Global X Solar ETF and the Global X Wind Energy ETF (each a “New Fund,” and referred to collectively as the “New Funds”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Funds, and Global X Management Company LLC (“Global X Management”). The New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
At a Board meeting of the Trust held via videoconference November 12, 20211, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); (ii) the Supervision and Administration Agreements between the Trust (“Renewal Supervision and Administration Agreements”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreements are referred to herein as the “Renewal Agreements.”
NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

[1]
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and the New Fund Agreements, and received and reviewed written responses from Global X Management as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

Approval of Investment Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
●	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

●	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

●
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

●
the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.
Performance
The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to

Approval of Investment Advisory Agreement (unaudited) (continued)

the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
●	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

●
the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

●
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

●
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of

Approval of Investment Advisory Agreement (unaudited) (continued)

predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

●
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

●
the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

●	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Approval of Investment Advisory Agreement (unaudited) (continued)

Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
●	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

●	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

●
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

Approval of Investment Advisory Agreement (unaudited) (continued)

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

●
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In

Approval of Investment Advisory Agreement (unaudited) (continued)

connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

●
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

●
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (unaudited) (concluded)

Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

●
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

●	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting. separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, term of office and length of time served, the principal occupations for the last five years, number of Funds in the Trust overseen by the each Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	102[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	102[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	102[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	102[2]	None.
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (since 12/2020); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018).
			N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith[3] One FreedomValley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015).	N/A	N/A

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Eric Olsen[3] One FreedomValley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); formerly, Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of November 30, 2021, the Trust had one hundred and two investment portfolios, eighty-nine of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2021, the Funds have designated the following items with regard to distributions paid during the year.
	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
Global X Robotics & Artificial Intelligence ETF	68.73%	0.00%	31.27%	100.00%	80.62%
Global X Internet of Things ETF	0.00%	0.00%	100.00%	100.00%	78.48%
Global X FinTech ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF	0.00%	0.00%	100.00%	100.00%	3.09%
Global X Autonomous & Electric Vehicles ETF	0.00%	0.00%	100.00%	100.00%	99.36%
Global X Cloud Computing ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF	0.00%	0.00%	100.00%	100.00%	5.40%
Global X Cybersecurity ETF	0.00%	1.51%	98.49%	100.00%	74.90%
Global X Artificial Intelligence & Technology ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Millennial Consumer ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Education ETF	59.93%	0.00%	40.07%	100.00%	100.00%
Global X Cannabis ETF	0.00%	0.00%	100.00%	100.00%	0.00%
Global X Genomics & Biotechnology ETF	0.00%	0.00%	100.00%	100.00%	20.74%
Global X China Biotech Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Aging Population ETF	0.00%	0.00%	100.00%	100.00%	98.87%
Global X Health & Wellness Thematic ETF	0.00%	0.00%	100.00%	100.00%	59.54%
Global X CleanTech ETF	0.00%	0.00%	100.00%	100.00%	0.00%
Global X U.S. Infrastructure Development ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Thematic Growth ETF	0.00%	0.00%	100.00%	100.00%	12.71%
Global X AgTech & Food Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Blockchain ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Clean Water ETF	0.00%	0.00%	100.00%	100.00%	32.15%
Global X Hydrogen ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Wind Energy ETF	0.00%	0.00%	0.00%	0.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (unaudited)

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Robotics & Artificial Intelligence ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF	100.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Global X FinTech ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF	29.96%	0.00%	0.01%	100.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF	14.61%	0.00%	0.00%	0.00%	2.45%	0.00%
Global X Cybersecurity ETF	85.30%	0.01%	0.00%	100.00%	0.00%	0.00%
Global X Artificial Intelligence & Technology ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Millennial Consumer ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Education ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cannabis ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF	23.70%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X China Biotech Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Aging Population ETF	100.00%	0.00%	0.16%	0.00%	0.00%	0.00%
Global X Health & Wellness Thematic ETF	100.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Global X CleanTech ETF	61.36%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF	100.00%	0.00%	0.01%	100.00%	0.00%	0.00%
Global X Thematic Growth ETF	13.65%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X AgTech & Food Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Blockchain ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Clean Water ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Hydrogen ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Wind Energy ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (unaudited)

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099- DIV.

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0600

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$342,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)  Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $342,942, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: February 7, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  February 7, 2022